    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 26, 2005.
                        Securities Act File No. 033-38074
                       Investment Company Act No. 811-6260

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
        -----------------------------------------------------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                        Post Effective Amendment No. |33|
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 |X|
                        Post Effective Amendment No. |31|

                        (Check appropriate box or boxes)
                  ---------------------------------------------

                             QUAKER INVESTMENT TRUST
                              309 Technology Drive
                                Malvern, PA 19355
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number; including Area Code: 1-888-220-8888

                          Copies of Communications to:

                                 Alan R. Gedrich

                            2600 One Commerce Square
                             Philadelphia, PA 19103

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                  --------------------------------------------
                As soon as practicable following effective date.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

|_| immediately upon filing pursuant to paragraph (b)
|_| on [date] pursuant to paragraph (b)
|X| 60 days after filing pursuant to paragraph (a)(1)
|_| on (date) pursuant to paragraph (a)(3)
|_| 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

|_| THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

               (Name and Address of Agent for Service of Process)
                               Jeffry H. King, Sr.
                             Quaker Investment Trust
                              309 Technology Drive

                                Malvern, PA 19355

                                  610-455-2299

QUAKER(R) INVESTMENT TRUST

                                                   PROSPECTUS o OCTOBER 28, 2005

GROWTH FUNDS

   QUAKER STRATEGIC GROWTH FUND

   QUAKER CORE EQUITY FUND

   QUAKER SMALL-CAP GROWTH FUND

   QUAKER CAPITAL OPPORTUNITIES FUND

   QUAKER BIOTECH PHARMA-HEALTHCARE FUND

BLENDED FUND

   QUAKER SMALL-CAP TREND FUND

VALUE FUNDS

   QUAKER MID-CAP VALUE FUND

   QUAKER SMALL-CAP VALUE FUND

   GEEWAX TERKER CORE VALUE FUND

FIXED INCOME FUND

   QUAKER FIXED INCOME FUND

Neither  the U.S.  Securities  and  Exchange  Commission  ("SEC")  nor any state securities  commission has approved the Funds' shares as an investment.  Neither the SEC nor any state security  commission has determined if this  Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investments  in the Funds are not deposits or  obligations  of, or guaranteed or endorsed  by, any bank,  and are not  federally  insured by the Federal  Deposit
Insurance  Corporation,   the  Federal  Reserve  Board,  or  any  other  agency.
Investments in the Funds involve investment risk, including the possible loss of principal.

Investors should carefully consider the risks,  investment  objectives,  charges and ongoing expenses of each Fund before making an investment.

                           Quaker(R) Investment Trust
                              309 Technology Drive
                           Malvern, Pennsylvania 19355

YOUR GUIDE
TO THE PROSPECTUS

     This  Prospectus  is designed to help you make an informed  decision  about
whether  investing  in  the  Funds  offered  by  Quaker(R)Investment   Trust  is
appropriate  for you. Please read it carefully  before  investing and keep it on file for future reference.

     To make  this  Prospectus  easy  for you to read  and  understand,  we have divided it into four  sections.  Each  section is  organized to help you quickly identify the information you are looking for.

The first section,  Risk and Return  Summary,  describes each Fund's  investment objective,  investment  strategies  and  policies,  performance  of the  Fund in previous  years,  investment  risks,  and the likely  costs of investing in that
Fund. In  particular,  this section tells you four  important  things about each
Fund you should know before you invest:

     o    Each  Fund's  investment  objective  - what  each  Fund is  trying  to achieve.

     o    Each Fund's principal  investment  strategies - how each Fund tries to meet its investment objective.

     o    The  investment  selection  process  used by each Fund - how each Fund chooses its primary investments.

     o    Risks you should be aware of - the  principal  risks of  investing  in each Fund.

The  other  three  sections  of  the  Prospectus--   Management  of  the  Funds,
Shareholder  Information,  and Financial  Highlights --provide you with detailed information about how each Fund is managed, the services and privileges that are available to you, how shares are priced,  how to buy and sell shares,  and other meaningful information about the Funds.

OVERVIEW

This combined prospectus  ("Prospectus") describes the ten separate series (each a "Fund" and collectively the "Funds") of Quaker Investment Trust (the "Trust"),
an  open-end  management  investment  company.  Each  Fund's  assets are managed according to its own investment objectives, strategies and goals.

THE MULTI-ADVISER APPROACH

Each Fund has its own distinct investment objectives,  strategies and risks. The
Funds' investment adviser,  Quaker Funds, Inc.  ("Adviser"),  is responsible for constructing and monitoring the asset allocation and portfolio strategy for each
Fund.  Each Fund invests  within a specific  segment (or portion) of the capital markets  and  invests  in  securities  consistent  with  the  Fund's  investment objectives and style.  The potential risks and returns of the Fund vary with the degree to which a Fund  invests in a  particular  market  segment  and/or  asset class.

The  Adviser  believes  that it is  possible  to  enhance  shareholder  value by typically using one or more subadvisory  firms to manage various portions of the
assets  of  a  Fund,   rather  than  simply   employing  a  single  firm.   This
"multi-adviser  approach" is designed to reduce the management  risk inherent in individual  security  selection and to achieve lower volatility by combining the
skills  of  sub-advisers,   where  appropriate,  with  complementary  investment
approaches.  The  Adviser  will  generally  manage  the Funds in a  "manager  of managers"  approach by selecting  one or more  sub-advisers  to manage  distinct segments of a market for each Fund based upon the  Adviser's  evaluation  of the sub-adviser's expertise and performance in managing the appropriate asset class.
In  addition,  certain  Funds are  designed to allow a  sub-adviser  to manage a portfolio with fewer securities than typically held in many  traditional  mutual funds.  This strategy allows the sub-advisers to place greater emphasis on those securities in which they have the most conviction.  Where a sub-adviser has been appointed with respect to a Fund, the Adviser will monitor the  sub-adviser  for adherence to the investment  guidelines and to each Fund's  specific  investment objectives, policies and strategies.

On July 6, 2005, the Trust and the Adviser filed an exemptive  application  with the SEC  requesting an order  permitting the Adviser to adopt such a "manager of managers"  structure  with respect to the Funds.  The issuance of such exemptive order by the SEC would permit the  Adviser,  subject to certain  conditions  and with the approval of the Board of Trustees, to appoint and replace sub-advisers,
enter  into  subadvisory   agreements,   and  amend  and  terminate  subadvisory
agreements on behalf of each Fund without shareholder approval. Such "manager of managers"  structure  is  intended to enable the Funds to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisers  or subadvisory  agreements.  However, there is no assurance that the SEC will issue the exemptive order.

Quaker Capital Opportunities Fund and Quaker Biotech  Pharma-Healthcare Fund are
classified  as  non-diversified,   while  the  other  Funds  are  classified  as
diversified  for  purposes of federal  mutual fund  regulation.  This means that
Quaker Capital Opportunities Fund and Quaker  Biotech-Healthcare Fund may invest a greater  portion  of their  assets  in the  securities  of one  issuer or in a relatively  few  companies  compared  to the  other  Funds.  However,  all Funds maintain their  portfolios to meet the  diversification  requirements for mutual funds under the federal tax law.

Table of Contents

RISK AND RETURN SUMMARY

   Quaker Strategic Growth Fund

   Quaker Core Equity Fund

   Quaker Small-Cap Growth Fund

   Quaker Capital Opportunities Fund

   Quaker Biotech Pharma-Healthcare Fund

   Quaker Small-Cap Trend Fund

   Quaker Mid-Cap Value Fund

   Quaker Small-Cap Value Fund

   Geewax Terker Core Value Fund

   Quaker Fixed Income Fund

MANAGEMENT OF THE FUNDS

SHAREHOLDER INFORMATION

   Calculating Share Price

   Fair Valuation

   Choosing the Appropriate Share Class

   How to Buy Shares

   How to Sell Shares

   How to Exchange Shares

   Account Services

   Dividends and Tax Matters

   General Information

   Selective Disclosure of Portfolio Holdings

FINANCIAL HIGHLIGHTS

Risk and Return Summary

GROWTH FUNDS

Quaker Strategic Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.  Current income is not a significant investment  consideration  and any  such  income  realized  will  be  considered incidental to the Fund's investment objective.

PRINCIPAL INVESTMENT STRATEGY

o    The Fund normally  invests at least 65% of its total assets in U.S.  common stocks of companies without regard to market capitalization.

o    Invests  its  assets in equity  securities  of  companies  which the Fund's sub-adviser believes show a high probability for superior growth.

o    Invests up to 25% of its total  assets in  "special  situation"  securities when the Fund's  sub-adviser  believes  such  investments  will benefit the
     Fund. A special  situation arises when, in the sub-adviser's  opinion,  the securities  of a company will  experience an unusual gain or loss solely by reason  of a  development  particularly  or  uniquely  applicable  to  that company.  Such  situations  include,  but are not  limited  to:  spin-offs, corporate restructurings, liquidations, reorganizations,  recapitalizations or  mergers,  material  litigation,  technological  breakthroughs  and  new management or management policies.

o    Employs an aggressive  strategy of portfolio  trading to respond to changes in the marketplace.

o    Assumes  defensive  positions,  which means that the Fund's  portfolio  may contain  a large  percentage  of  cash  and  cash  equivalents  to  protect shareholder capital under adverse market conditions.

o    Seeks a balance between investments in "special situation"  investments and investments  in  large- to  mid-capitalization  equities  (in  excess of $3 billion in market capitalization) with high or accelerating profitability.

o    Utilizes a strategy of short selling  securities to reduce  volatility  and enhance potential  investment gain. The Fund limits short sales to not more than 25% of the Fund's  total  assets.  The Fund may engage in two types of short sales.  Securities may be sold "against the box" or outright. A short sale  "against  the box" means that  securities  the Fund  already owns are sold,  but not  delivered.  Instead,  these  securities  are segregated and pledged against the short position.  When the short sale is closed out, the securities owned are released.  Outright short selling involves the sale of securities  not presently  owned by the Fund. If the Fund does not purchase that  security on the same day as the sale,  the security must be borrowed.
     At the  time an  outright  short  sale is  effected,  the  Fund  incurs  an obligation to replace the security borrowed at whatever its price may be at the time the Fund  purchases  the security for delivery to the lender.  Any gain or loss on the transaction is taxable as a short-term  capital gain or loss.

PRINCIPAL RISKS

You could lose all or a portion of your  investment  in the Fund.  Stock  prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity.

o    General Risks. When you sell your Fund shares,  they may be worth less than what you paid for them  because  the value of the Fund's  investments  will vary from day-to-day,  reflecting  changes in overall market conditions and the conditions of individual securities held by the Fund.

o    Common Stock  Risks.  The Fund invests  primarily in common  stocks,  which subjects the Fund and its  shareholders to the risks associated with common stock  investing.  These risks  include  the  financial  risk of  selecting individual companies that do not perform as anticipated,  the risk that the stock  markets  in  which  the  Fund  invests  may  experience  periods  of turbulence and  instability,  and the general risk that domestic and global economies may go through periods of decline and cyclical change.

o    Mid-Cap  Stock Risks.  The Fund may invest in companies  with medium market capitalizations  (from $1.5 to $6 billion).  Because  these  companies  are relatively  small compared to large-cap  companies,  they may be engaged in business  mostly  within their own  geographic  region and may be less well known to the investment  community.  Also,  these companies often have less liquidity,  less  management  depth,  narrower  market  penetrations,  less diverse  product  lines and fewer  resources  than larger  companies.  As a result of these factors,  mid-cap stock prices have greater volatility than large company securities.

o    Short Selling  Risks.  The Fund engages in short  selling,  which  involves special  risks  and  requires  special  investment  expertise.  When a Fund engages  in  short  selling,  it  sells  a  security  it  does  not  own in anticipation  of being able to buy that security later at a lower price. If the price of the security increases instead, the Fund loses money. Further, during  the time  when the Fund has  shorted  the  security,  the Fund must borrow that security in order to make delivery on the previous sale,  which raises the cost to the Fund.

o    Special Situation Risks. The Fund invests in "special  situations." Special situations  often  involve  much  greater  risk than is found in the normal course  of  investing.  Liquidations,  reorganizations,  recapitalizations, material  litigation,  technological  breakthroughs  and new  management or management  policies may not have the effect on a company's  price that the
     Fund's  sub-adviser  expects,  which could  negatively  impact the Fund. To minimize these risks, the Fund will not invest in special situations unless the  target  company  has at least  three  years of  continuous  operations
     (including  predecessors) or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets  (valued at the time of investment).

o    Growth   Risks.   The  Fund  invests  in   companies   that  appear  to  be
     growth-oriented  companies. If the Fund's perceptions of a company's growth potential are wrong, the securities  purchased may not perform as expected, reducing the Fund's return.

o    Portfolio  Turnover  Risk.  The  Fund's  portfolio  manager  may  engage in aggressive portfolio trading. As a result, the Fund could experience higher than average portfolio turnover,  resulting in the realization of gains and losses which could have negative tax consequences to Fund shareholders.

o    Defensive  Position Risk. The Fund's portfolio  manager may seek to protect shareholder  capital  by  assuming  defensive  positions  where the  Fund's portfolio  is  comprised  mainly of cash and cash  equivalents.  Under such circumstances, the Fund may not achieve its investment objective.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock investing.

PAST PERFORMANCE AND EXPENSES

The bar chart below  displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Fund  performance  shown does not  reflect  Class A Shares  sales  charges,  but includes the reinvestment of dividends and capital gains.  Performance  would be lower if sales charges were  included.  Past  performance  does not guarantee or predict future results.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS - CLASS A SHARES
AS OF DECEMBER 31(1)

----------------------------------- --------------------------------------------
[graphic omitted]                    The Fund's cumulative year-to-date return
                                     through June 30, 2005 was __%
----------------------------------- --------------------------------------------

Highest and Lowest Returns
--------------------------------------------------------------------------------
Highest Performing Quarter:      __% in __ quarter of __
Lowest Performing Quarter:       __% in __ quarter of __
--------------------------------------------------------------------------------

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average annual returns for one-,  five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index.
In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Actual  after-tax  returns  depend on an investor's tax situation and may differ from those shown in the table. In addition,  the after-tax returns shown are not relevant  to  investors  who  hold  shares  of  the  Fund  through  tax-deferred arrangements,  such as 401(k) plans or individual retirement accounts. After-tax returns  for the  other  classes  of  shares  will  vary from the Class A Shares after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The  S&P  500(R)Total  Return  Index  is  a  broad  market  index  used  for comparative purposes.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004

-----------------------------------------------  --------- --------- ----------
                                                  1 Year    5 Years   Life-of-
                                                                      Class(6)
-----------------------------------------------  --------- --------- ----------
Class A Return Before Taxes(2)                    23.57%     16.47%    19.17%
-----------------------------------------------  --------- --------- ----------
Class A Return After Taxes on Distributions(3)    23.57%     12.93%    15.23%
-----------------------------------------------  --------- --------- ----------
Class A Return After Taxes on Distributions       14.47%     11.76%    13.96%
and Sale of Funds Shares(3), (4)
-----------------------------------------------  --------- --------- ----------
Class B Return Before Taxes(2)                    23.27%      N/A      -2.07%
-----------------------------------------------  --------- --------- ----------
Class C Return Before Taxes(2)                    28.49%      N/A      -1.21%
-----------------------------------------------  --------- --------- ----------
Institutional Class Return Before Taxes           31.02%      N/A      -0.66%
-----------------------------------------------  --------- --------- ----------
S&P 500(R)Total Return Index(5) (reflects no      28.68%     -0.57%     7.16%
deduction for fees, expenses, or taxes)
-----------------------------------------------  --------- --------- ----------
__________________________________

(1)  The Fund's shareholders approved the conversion of the Fund's No-Load Share
     Class to Class A Shares on June 23, 2000.  The returns  shown above reflect the  performance of the former No-Load Class for periods ending before June
     23, 2000, and Class A Shares thereafter. Since all the Fund's share classes are invested in the same  portfolio of securities,  investment  returns for each share  class will  differ only to the extent that each share class has different ongoing expenses and sales charges. Sales loads are not reflected in the performance bar chart. If they were, returns would be lower.

(2)  All Fund performance assumes  reinvestment of dividends and capitals gains, and reflects all applicable sales charges.

(3)  "After-tax"  returns are shown for only one class and after tax returns for other classes will vary.

(4)  A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.

(5)  The S&P  500(R)Total  Return  Index is a widely  recognized,  unmanaged index of the  approximately  500 largest  companies in the United States as measured by market  capitalization.  The index assumes  reinvestment of all dividends and  distributions  and does not reflect any asset-based  charges for investment management or other expenses.

(6)  The inception date of the Fund was November 25, 1996.

[The Annual Returns Bar-Chart and Table To Be Updated in 485(b) Filing]

Quaker Strategic Growth Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

------------------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

-------------------------------------  ----------- ----------- ----------- ---------------
Sales charges (fees paid directly        Class A     Class B     Class C    Institutional
from your investment)                                                           Class
-------------------------------------  ----------- ----------- ----------- ---------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON PURCHASES(1)
(as a percentage of the
 offering price)                          5.50%       NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) (1)
(as a percentage of the original
 purchase price or redemption
 proceeds, whichever is lower)            NONE        5.00%       1.00%         NONE
-------------------------------------  ----------- ----------- ----------- ---------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON DIVIDENDS AND OTHER DISTRIBUTIONS      NONE        NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------
REDEMPTION FEES
(as a percentage of amount redeemed)      NONE        NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------
EXCHANGE FEES                             NONE        NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

-------------------------------------  ----------- ----------- ----------- ---------------
MANAGEMENT FEES(2)                        1.30%       1.30%       1.30%         1.30%
-------------------------------------  ----------- ----------- ----------- ---------------
DISTRIBUTION (12b-1) FEES                 0.25%       1.00%       1.00%         NONE
-------------------------------------  ----------- ----------- ----------- ---------------
OTHER EXPENSES                            0.61%       0.61%       0.61%         0.61%
-------------------------------------  ----------- ----------- ----------- ---------------
TOTAL FUND OPERATING EXPENSES             2.16%       2.91%       2.91%         1.91%
-------------------------------------  ----------- ----------- ----------- ---------------
___________________________________

(1)  Please see "SHAREHOLDER  INFORMATION" on pages __ for an explanation of how and when these sales charges apply.

(2)  Management  fees  include a  subadvisory  fee of 0.75%  paid to the  Fund's sub-adviser, DG Capital Management, Inc.

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example  assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes a 5% return each year,  with operating  expenses  staying the same.
Your actual returns and expenses may be different.

--------------------------------------------------------------------------------
Expenses of Hypothetical $10,000 Investment in
QUAKER STRATEGIC GROWTH FUND

If you redeem your shares at the end of the period,  your expenses for investing in the Fund would be:

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $757        $1,189        $1,646      $2,906
-------------------------- ----------- ------------- ------------ ------------
CLASS B                       $794        $1,201        $1,733     $2,973(2)
-------------------------- ----------- ------------- ------------ ------------
CLASS C                       $394         $901         $1,533      $3,233
-------------------------- ----------- ------------- ------------ ------------
INSTITUTIONAL CLASS           $194         $600         $1,032      $2,233
-------------------------- ----------- ------------- ------------ ------------

If you did not redeem your shares at the end of the period,  your  expenses  for investing in the Fund would be:

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $757        $1,189        $1,646      $2,906
-------------------------- ----------- ------------- ------------ ------------
CLASS B(1)                    $294         $901         $1,533     $2,973(2)
-------------------------- ----------- ------------- ------------ ------------
CLASS C(1)                    $294         $901         $1,533      $3,233
-------------------------- ----------- ------------- ------------ ------------
INSTITUTIONAL CLASS           $194         $600         $1,032      $2,233
-------------------------- ----------- ------------- ------------ ------------
______________________________

(1)  Assumes contingent deferred sales charge does not apply.

(2)  Class B Shares  automatically  convert to Class A Shares once the  economic equivalent  of  5.00%  sales  charge  is  recovered  by the  Fund  for each
     investment   account,   which  normally  occurs  7  years  after  purchase;
     therefore,  this  amount  assumes  conversion  of Class B Shares to Class A
     Shares after 7 years lowering your expenses from that time on.

[The Fees and Expense Table will be updated in the 485(b) Filing]

Quaker Strategic Growth Fund

NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives,  primarily for hedging purposes. Derivatives are financial  instruments  which derive their value from the  performance of an underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Options.  An option is a contract  giving the owner the right to buy ("call option") or sell ("put  option") a security at a designated  price ("strike price") on a certain date.

o    Futures Contracts.  Futures contracts obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter  into  repurchase  agreements,  and  certain  other  types of futures,  options and derivatives with U.S. banks, qualified brokerage firms and other investors in over-the-counter  markets, not through any exchange. The Fund may experience  losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Small-Cap   Risks.   Investing   in   companies   with   small-cap   market
     capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small-cap companies more  susceptible to setbacks or downturns.  These  companies may experience  higher  rates of  bankruptcy  or  other  failures  than  larger companies.  They may be more likely to be negatively affected by changes in management.  In  addition,  the stock of a small-cap  company may be thinly traded.

o    Derivative  Instruments.  Derivatives  involve  substantial risk, because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large profit or loss.  The Fund may lose more than its initial investment.  If the Fund has a derivative  investment that  begins  to  deteriorate,  there  may be no way to sell  it and  avoid further  losses,  because  no buyer  may be  available.  In  addition,  the securities  underlying some  derivatives  may be illiquid.  The Fund may be forced to hold a position until exercise or expiration,  which could result in  losses.  Hedging,  by its  nature,  involves  predicting  the  probable direction of price movements;  if the Fund predicts  incorrectly,  it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging strategies will be successful.

o    Management  Risk.  The Fund is subject to management  risk because it is an
     actively  managed  investment   portfolio.   The  adviser  will  apply  its
     investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee  that its  decisions  will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  In  addition,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital  gains  realized to  shareholders  each year to avoid  excise taxes under the U.S. Internal Revenue Code.

Quaker Core Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.  Current income is not a significant investment  consideration  and any  such  income  realized  will  be  considered incidental to the Fund's investment objective.

PRINCIPAL INVESTMENT STRATEGY

o    The Fund  normally  invests at least 80% of the Fund's total assets in U.S.
     common  stocks of  companies  with large  market  capitalizations  (over $6 billion).

o    Holds between 60 to 200 stocks in the Fund's investment portfolio.

o    Maintains  an  investment   portfolio  that  has,  on  average,   a  higher
     price-to-earnings  ratio and lower  yield  than the  Russell  1000(R)Growth
     Index.

o    Invests  in  companies  with  strong  fundamentals,  increasing  sales  and earnings,  a  conservative  balance sheet and  reasonable  expectations  of continued earnings increases.

o    Reduces capital gains taxes by controlling portfolio turnover.

PRINCIPAL RISKS

You could lose all or a portion of your  investment  in the Fund.  Stock  prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity.

o    General Risks. When you sell your Fund shares,  they may be worth less than what you paid for them  because  the value of the Fund's  investments  will vary from day-to-day,  reflecting  changes in overall market conditions and the conditions of individual securities held by the Fund.

o    Common Stock  Risks.  The Fund invests  primarily in common  stocks,  which subjects the Fund and its  shareholders to the risks associated with common stock  investing.  These risks  include  the  financial  risk of  selecting individual companies that do not perform as anticipated,  the risk that the stock  markets  in  which  the  Fund  invests  may  experience  periods  of turbulence and  instability,  and the general risk that domestic and global economies may go through periods of decline and cyclical change.

o    Growth   Risks.   The  Fund  invests  in   companies   that  appear  to  be
     growth-oriented  companies. If the Fund's perceptions of a company's growth potential are wrong, the securities  purchased may not perform as expected, reducing the Fund's return.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock investing.

PAST PERFORMANCE AND EXPENSES

The bar chart below  displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Fund  performance  shown does not  reflect  Class A Shares  sales  charges,  but includes the reinvestment of dividends and capital gains.  Performance  would be lower if sales charges were  included.  Past  performance  does not guarantee or predict future results.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS - CLASS A SHARES
AS OF DECEMBER 31(1)

----------------------------------- --------------------------------------------
[graphic omitted]                    The Fund's cumulative year-to-date return
                                     through June 30, 2005 was __%
----------------------------------- --------------------------------------------

Highest and Lowest Returns
--------------------------------------------------------------------------------
Highest Performing Quarter:      __% in __ quarter of __
Lowest Performing Quarter:       __% in __ quarter of __
--------------------------------------------------------------------------------

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average annual returns for one-,  five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index.
In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Actual  after-tax  returns  depend on an investor's tax situation and may differ from those shown in the table. In addition,  the after-tax returns shown are not relevant  to  investors  who  hold  shares  of  the  Fund  through  tax-deferred arrangements,  such as 401(k) plans or individual retirement accounts. After-tax returns  for the  other  classes  of  shares  will  vary from the Class A Shares after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The Russell 1000(R)Growth Index is an index comprised of large cap growth stocks used for comparative purposes.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004

-----------------------------------------------  --------- --------- ----------
                                                  1 Year    5 Years   Life-of-
                                                                      Class(6)
-----------------------------------------------  --------- --------- ----------
Class A Return Before Taxes(2)                       %         %          %
-----------------------------------------------  --------- --------- ----------
Class A Return After Taxes on Distributions(3)       %         %          %
-----------------------------------------------  --------- --------- ----------
Class A Return After Taxes on Distributions          %         %          %
and Sale of Funds Shares(3), (4)
-----------------------------------------------  --------- --------- ----------
Class B Return Before Taxes(2)                       %         %          %
-----------------------------------------------  --------- --------- ----------
Class C Return Before Taxes(2)                       %         %          %
-----------------------------------------------  --------- --------- ----------
Institutional Class Return Before Taxes              %         %          %
-----------------------------------------------  --------- --------- ----------
Russell 1000(R) Growth Index(5) (reflects no         %         %          %
deduction for fees, expenses, or taxes)
-----------------------------------------------  --------- --------- ----------
__________________________________

(1)  The Fund's shareholders approved the conversion of the Fund's No-Load Share
     Class to Class A Shares on June 23, 2000.  The returns  shown above reflect the  performance of the former No-Load Class for periods ending before June
     23, 2000, and Class A Shares thereafter. Since all the Fund's share classes are invested in the same  portfolio of securities,  investment  returns for each share  class will  differ only to the extent that each share class has different ongoing expenses and sales charges. Sales loads are not reflected in the performance bar chart. If they were, returns would be lower.

(2)  All Fund performance assumes  reinvestment of dividends and capitals gains, and reflects all applicable sales charges.

(3)  "After-tax"  returns are shown for only one class and after tax returns for other classes will vary.

(4)  A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.

(5)  The Russell  1000(R)Growth  Index is a widely  recognized,  unmanaged index that measures the performance of those Russell 1000(R)companies with higher price-to-book ratios and higher forecasted growth values.

(6)  The inception date of the Fund was November 25, 1996.

[The Annual Returns Bar-Chart and Table To Be Updated in 485(b) Filing]

Quaker Core Equity Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

------------------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

-------------------------------------  ----------- ----------- ----------- ---------------
Sales charges (fees paid directly        Class A     Class B     Class C    Institutional
from your investment)                                                           Class
-------------------------------------  ----------- ----------- ----------- ---------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON PURCHASES(1)
(as a percentage of the
 offering price)                          5.50%       NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) (1)
(as a percentage of the original
 purchase price or redemption
 proceeds, whichever is lower)            NONE        5.00%       1.00%         NONE
-------------------------------------  ----------- ----------- ----------- ---------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON DIVIDENDS AND OTHER DISTRIBUTIONS      NONE        NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------
REDEMPTION FEES
(as a percentage of amount redeemed)      NONE        NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------
EXCHANGE FEES                             NONE        NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

-------------------------------------  ----------- ----------- ----------- ---------------
MANAGEMENT FEES(2)                        1.05%       1.05%       1.05%         1.05%
-------------------------------------  ----------- ----------- ----------- ---------------
DISTRIBUTION (12b-1) FEES                 0.25%       1.00%       1.00%         NONE
-------------------------------------  ----------- ----------- ----------- ---------------
OTHER EXPENSES                            0.80%       0.80%       0.80%         0.80%
-------------------------------------  ----------- ----------- ----------- ---------------
TOTAL FUND OPERATING EXPENSES             2.10%       2.85%       2.85%         1.85%
-------------------------------------  ----------- ----------- ----------- ---------------
___________________________________

(1)  Please see "SHAREHOLDER  INFORMATION" on pages __ for an explanation of how and when these sales charges apply.

(2)  Management  fees  include a  subadvisory  fee of 0.75%  paid to the  Fund's sub-adviser, Geewax, Terker & Co.

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example  assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes a 5% return each year,  with operating  expenses  staying the same.
Your actual returns and expenses may be different.

--------------------------------------------------------------------------------
Expenses of Hypothetical $10,000 Investment in
QUAKER CORE EQUITY FUND

If you redeem your shares at the end of the period,  your expenses for investing in the Fund would be:

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $751        $1,172        $1,617      $2,847
-------------------------- ----------- ------------- ------------ ------------
CLASS B                       $788        $1,183        $1,704     $2,915(2)
-------------------------- ----------- ------------- ------------ ------------
CLASS C                       $388         $883         $1,504      $3,176
-------------------------- ----------- ------------- ------------ ------------
INSTITUTIONAL CLASS           $188         $582         $1,001      $2,169
-------------------------- ----------- ------------- ------------ ------------

If you did not redeem your shares at the end of the period,  your  expenses  for investing in the Fund would be:

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $751        $1,172        $1,617      $2,847
-------------------------- ----------- ------------- ------------ ------------
CLASS B(1)                    $288         $883         $1,504     $2,915(2)
-------------------------- ----------- ------------- ------------ ------------
CLASS C(1)                    $288         $883         $1,504      $3,176
-------------------------- ----------- ------------- ------------ ------------
INSTITUTIONAL CLASS           $188         $582         $1,001      $2,169
-------------------------- ----------- ------------- ------------ ------------
____________________________

(1)  Assumes contingent deferred sales charge does not apply.

(2)  Class B Shares  automatically  convert to Class A Shares once the  economic equivalent  of  5.00%  sales  charge  is  recovered  by the  Fund  for each
     investment   account,   which  normally  occurs  7  years  after  purchase;
     therefore,  this  amount  assumes  conversion  of Class B Shares to Class A
     Shares after 7 years lowering your expenses from that time on.

[The Fees and Expense Table will be updated in the 485(b) Filing]

Quaker Core Equity Fund

NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives,  primarily for hedging purposes. Derivatives are financial  instruments  which derive their value from the  performance of an underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Options.  An option is a contract  giving the owner the right to buy ("call option") or sell ("put  option") a security at a designated  price ("strike price") on a certain date.

o    Futures Contracts.  Futures contracts obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter  into  repurchase  agreements,  and  certain  other  types of futures,  options and derivatives with U.S. banks, qualified brokerage firms and other investors in over-the-counter  markets, not through any exchange. The Fund may experience  losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  Instruments.  Derivatives  involve  substantial risk, because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large profit or loss.  The Fund may lose more than its initial investment.  If the Fund has a derivative  investment that  begins  to  deteriorate,  there  may be no way to sell  it and  avoid further  losses,  because  no buyer  may be  available.  In  addition,  the securities  underlying some  derivatives  may be illiquid.  The Fund may be forced to hold a position until exercise or expiration,  which could result in  losses.  Hedging,  by its  nature,  involves  predicting  the  probable direction of price movements;  if the Fund predicts  incorrectly,  it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging strategies will be successful.

o    Management  Risk.  The Fund is subject to management  risk because it is an
     actively  managed  investment   portfolio.   The  adviser  will  apply  its
     investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee  that its  decisions  will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  In  addition,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital  gains  realized to  shareholders  each year to avoid  excise taxes under the U.S. Internal Revenue Code.

Quaker Small-Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.  Current income is not a significant investment  consideration  and any  such  income  realized  will  be  considered incidental to the Fund's investment objective.

PRINCIPAL INVESTMENT STRATEGY

o    The Fund  normally  invests at least 80% of the Fund's total assets in U.S.
     common  stocks with market  capitalizations  within the range of  companies included  in the  Russell  2000(R)Growth  Index  (currently  less than $1.5 billion).

o    Invests in  securities  that include a broadly  diversified  number of U.S.
     equity  securities  which  the  Fund's  sub-adviser  believes  show  a high probability of superior prospects for above average growth. The sub-adviser chooses  these  securities  using a "bottom  up"  approach  of  extensively analyzing the financial, management and overall economic conditions of each potential investment.

PRINCIPAL RISKS

You could lose all or a portion of your  investment  in the Fund.  Stock  prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity.

o    General Risks. When you sell your Fund shares,  they may be worth less than what you paid for them  because  the value of the Fund's  investments  will vary from day-to-day,  reflecting  changes in overall market conditions and the conditions of individual securities held by the Fund.

o    Common Stock  Risks.  The Fund invests  primarily in common  stocks,  which subjects the Fund and its  shareholders to the risks associated with common stock  investing.  These risks  include  the  financial  risk of  selecting individual companies that do not perform as anticipated,  the risk that the stock  markets  in  which  the  Fund  invests  may  experience  periods  of turbulence and  instability,  and the general risk that domestic and global economies may go through periods of decline and cyclical change.

o    Growth   Risks.   The  Fund  invests  in   companies   that  appear  to  be
     growth-oriented  companies. If the Fund's perceptions of a company's growth potential are wrong, the securities  purchased may not perform as expected, reducing the Fund's return.

o    Small-Cap  Stock Risks.  The Fund  invests in  companies  with small market capitalizations (generally less than $1.5 billion). Because these companies are  relatively  small compared to large-cap  companies,  may be engaged in business  mostly  within their own  geographic  region and may be less well known  to the  investment  community,  they can have  more  volatile  share prices.  Also,  small companies often have less liquidity,  less management depth,  narrower market penetrations,  less diverse product lines and fewer resources  than larger  companies.  As a result,  their  stock  prices have greater volatility than large company securities.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock investing.

PAST PERFORMANCE AND EXPENSES

The bar chart below  displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Fund  performance  shown does not  reflect  Class A Shares  sales  charges,  but includes the reinvestment of dividends and capital gains.  Performance  would be lower if sales charges were  included.  Past  performance  does not guarantee or predict future results.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS - CLASS A SHARES
AS OF DECEMBER 31(1)

----------------------------------- --------------------------------------------
[graphic omitted]                    The Fund's cumulative year-to-date return
                                     through June 30, 2005 was __%
----------------------------------- --------------------------------------------

Highest and Lowest Returns
--------------------------------------------------------------------------------
Highest Performing Quarter:      __% in __ quarter of __
Lowest Performing Quarter:       __% in __ quarter of __
--------------------------------------------------------------------------------

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average annual returns for one-year and life-of-class for each class of the Fund before taxes  compare to those of a  broad-based  securities  market  index.  In addition,  after-tax  returns are presented for Class A Shares of the Fund.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Actual  after-tax  returns  depend on an investor's tax situation and may differ from those shown in the table. In addition,  the after-tax returns shown are not relevant  to  investors  who  hold  shares  of  the  Fund  through  tax-deferred arrangements,  such as 401(k) plans or individual retirement accounts. After-tax returns  for the  other  classes  of  shares  will  vary from the Class A Shares after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The  Russell  2000(R)Growth  Index is an index  comprised  of small- and mid-cap growth companies used for comparative purposes.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004

-----------------------------------------------  ------------ ----------------
                                                    1 Year    Life-of-Class(6)
-----------------------------------------------  ------------ ----------------
Class A Return Before Taxes(2)                         %             %
-----------------------------------------------  ------------ ----------------
Class A Return After Taxes on Distributions(3)         %             %
-----------------------------------------------  ------------ ----------------
Class A Return After Taxes on Distributions            %             %
and Sale of Funds Shares(3), (4)
-----------------------------------------------  ------------ ----------------
Class B Return Before Taxes(2)                         %             %
-----------------------------------------------  ------------ ----------------
Class C Return Before Taxes(2)                         %             %
-----------------------------------------------  ------------ ----------------
Institutional Class Return Before Taxes                %             %
-----------------------------------------------  ------------ ----------------
Russell 2000(R) Growth Index(5) (reflects no           %             %
deduction for fees, expenses, or taxes)
-----------------------------------------------  ------------ ----------------
__________________________________

(1)  Since all the Fund's share  classes are  invested in the same  portfolio of securities, investment returns for each share class will differ only to the extent  that each share  class has  different  ongoing  expenses  and sales charges.  Sales loads are not reflected in the  performance  bar chart.  If they were, returns would be lower.

(2)  All Fund performance assumes  reinvestment of dividends and capitals gains, and reflects all applicable sales charges.

(3)  "After-tax"  returns are shown for only one class and after tax returns for other classes will vary.

(4)  A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.

(5)  The Russell  2000(R)Growth  Index measures the performance of those Russell
     2000(R)companies  with higher  price-to-book  ratios and higher  forecasted growth  values.  The  index  assumes  reinvestment  of  all  dividends  and distributions  and does not reflect any asset-based  charges for investment management or other expenses.

(6)  The inception date of the Fund was September 18, 2000.

[The Annual Returns Bar-Chart and Table To Be Updated in 485(b) Filing]

Quaker Small-Cap Growth Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

------------------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

-------------------------------------  ----------- ----------- ----------- ---------------
Sales charges (fees paid directly        Class A     Class B     Class C    Institutional
from your investment)                                                           Class
-------------------------------------  ----------- ----------- ----------- ---------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON PURCHASES(1)
(as a percentage of the
 offering price)                          5.50%       NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) (1)
(as a percentage of the original
 purchase price or redemption
 proceeds, whichever is lower)            NONE        5.00%       1.00%         NONE
-------------------------------------  ----------- ----------- ----------- ---------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON DIVIDENDS AND OTHER DISTRIBUTIONS      NONE        NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------
REDEMPTION FEES
(as a percentage of amount redeemed)      NONE        NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------
EXCHANGE FEES                             NONE        NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

-------------------------------------  ----------- ----------- ----------- ---------------
MANAGEMENT FEES(2)                        1.05%       1.05%       1.05%         1.05%
-------------------------------------  ----------- ----------- ----------- ---------------
DISTRIBUTION (12b-1) FEES                 0.25%       1.00%       1.00%         NONE
-------------------------------------  ----------- ----------- ----------- ---------------
OTHER EXPENSES                            0.79%       0.79%       0.79%         0.79%
-------------------------------------  ----------- ----------- ----------- ---------------
TOTAL FUND OPERATING EXPENSES             2.09%       2.84%       2.84%         1.84%
-------------------------------------  ----------- ----------- ----------- ---------------
___________________________________

(1)  Please see "SHAREHOLDER  INFORMATION" on pages __ for an explanation of how and when these sales charges apply.

(2)  Management  fees  include a  subadvisory  fee of 0.75%  paid to the  Fund's sub-adviser, Geewax, Terker & Co.

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example  assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes a 5% return each year,  with operating  expenses  staying the same.
Your actual returns and expenses may be different.

--------------------------------------------------------------------------------
Expenses of Hypothetical $10,000 Investment in
QUAKER SMALL-CAP GROWTH FUND

If you redeem your shares at the end of the period,  your expenses for investing in the Fund would be:

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $750        $1,169        $1,612      $2,838
-------------------------- ----------- ------------- ------------ ------------
CLASS B                       $787        $1,180        $1,699     $2,905(2)
-------------------------- ----------- ------------- ------------ ------------
CLASS C                       $387         $880         $1,499      $3,166
-------------------------- ----------- ------------- ------------ ------------
INSTITUTIONAL CLASS           $187         $579          $995       $2,159
-------------------------- ----------- ------------- ------------ ------------

If you did not redeem your shares at the end of the period,  your  expenses  for investing in the Fund would be:

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $750        $1,169        $1,612      $2,838
-------------------------- ----------- ------------- ------------ ------------
CLASS B(1)                    $287         $880         $1,499     $2,905(2)
-------------------------- ----------- ------------- ------------ ------------
CLASS C(1)                    $287         $880         $1,499      $3,166
-------------------------- ----------- ------------- ------------ ------------
INSTITUTIONAL CLASS           $187         $579          $995       $2,159
-------------------------- ----------- ------------- ------------ ------------
____________________________

(1)  Assumes contingent deferred sales charge does not apply.

(2)  Class B Shares  automatically  convert to Class A Shares once the  economic equivalent  of  5.00%  sales  charge  is  recovered  by the  Fund  for each
     investment   account,   which  normally  occurs  7  years  after  purchase;
     therefore,  this  amount  assumes  conversion  of Class B Shares to Class A
     Shares after 7 years lowering your expenses from that time on.

[The Fees and Expense Table will be updated in the 485(b) Filing]

Quaker Small-Cap Growth Fund

NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives,  primarily for hedging purposes. Derivatives are financial  instruments  which derive their value from the  performance of an underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Options.  An option is a contract  giving the owner the right to buy ("call option") or sell ("put  option") a security at a designated  price ("strike price") on a certain date.

o    Futures Contracts.  Futures contracts obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter  into  repurchase  agreements,  and  certain  other  types of futures,  options and derivatives with U.S. banks, qualified brokerage firms and other investors in over-the-counter  markets, not through any exchange. The Fund may experience  losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  Instruments.  Derivatives  involve  substantial risk, because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large profit or loss.  The Fund may lose more than its initial investment.  If the Fund has a derivative  investment that  begins  to  deteriorate,  there  may be no way to sell  it and  avoid further  losses,  because  no buyer  may be  available.  In  addition,  the securities  underlying some  derivatives  may be illiquid.  The Fund may be forced to hold a position until exercise or expiration,  which could result in  losses.  Hedging,  by its  nature,  involves  predicting  the  probable direction of price movements;  if the Fund predicts  incorrectly,  it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging strategies will be successful.

o    Management  Risk.  The Fund is subject to management  risk because it is an actively  managed  investment  portfolio.  The  sub-adviser  will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee  that its  decisions  will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  In  addition,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital  gains  realized to  shareholders  each year to avoid  excise taxes under the U.S. Internal Revenue Code.

Quaker Capital Opportunities Fund

INVESTMENT OBJECTIVE

The Fund seeks  long-term  capital  growth.  Current income is not a significant investment  consideration  and any  such  income  realized  will  be  considered incidental to the Fund's investment objective.

PRINCIPAL INVESTMENT STRATEGY

o    The Fund normally invests at least 65% of the Fund's total assets in common stocks  and  similar  securities,  including  preferred  stocks,  warrants, securities  convertible  into common stocks and  securities  purchased on a when-issued basis.

o    Invests the Fund's assets in stocks of companies  without  regard to market capitalizations.

o    Invests the Fund's assets in a limited number of securities that the Fund's sub-adviser believes show a high probability for superior growth.

o    Invests up to 25% of the Fund's  assets in "special  situation"  securities when the Fund's  sub-adviser  believes such investments will help the Fund.
     Special     situations     include      liquidations,      reorganizations,
     recapitalizations, material litigation, technological breakthroughs and new management or management policies.

o    Invests a large  portion of the Fund's  assets (in excess of 25%) in stocks of  companies  in the same  industry  sector  when the  Fund's  sub-adviser believes that industry  sector has an above average  prospect for achieving superior growth.

o    Invests  up to 15% of its  net  assets  in  foreign  securities,  including
     American Depositary Receipts.  The Fund's sub-adviser will generally select foreign  securities  on  a  stock-by-stock  basis  based  on  total  return potential.

o    Under normal market conditions,  the Fund may invest up to 15% of its total assets in all types of fixed income securities,  including U.S.  Government obligations,  and up to 10% of its total assets in  high-yield  bonds.  The
     Fund may also purchase fixed income  securities on a  when-issued,  delayed delivery, or forward commitment basis.

o    Reinvests the Fund's assets in different  industry  sectors as  appropriate
     when  the   sub-adviser   believes  that  an  industry   sector  should  be
     overweighted.

The Fund will generally invest for the long term, but may occasionally invest on a short-term basis when the Fund's sub-adviser believes that it will benefit the
Fund. Short-term  transactions may also result from liquidity needs,  securities having  reached a price or yield  objective,  changes in interest  rates,  or by reason  of  economic  or  other  developments  not  foreseen  at the time of the investment  decision.  Changes  are made in the Fund's  portfolio  whenever  the sub-adviser  believes such changes are desirable.  Portfolio  turnover rates are generally not a factor in making buy and sell decisions.

Mutual funds generally emphasize either "growth" or "value" styles of investing.
Growth  funds invest in companies  that  exhibit  faster-than-average  growth in revenues and earnings.  Value funds invest in companies that appear under-priced according to certain financial measurements of their intrinsic worth or business prospects,  such as low  price-to-earnings  and price-to-sales  ratios. The Fund primarily invests in "growth" companies.

The Fund is a  "non-diversified"  portfolio,  which  means it  invests  in fewer securities at any one time than diversified  portfolios.  As a result,  the Fund has the ability to take larger  positions in a smaller number of securities than diversified portfolios.

Under adverse market conditions,  when investment  opportunities are limited, or in the  event of  exceptional  redemption  requests,  the Fund may hold  cash or cash-equivalents  and may  invest  without  limit  in  obligations  of the  U.S.
Government and its agencies and in money market securities, including high-grade commercial paper, certificates of deposit,  repurchase agreements and short-term debt  securities.  Under these  circumstances,  the Fund may not  participate in stock  market  advances  or  declines  to the  same  extent  that it would if it remained more fully invested in common stocks. As a result, during these periods the Fund may be less  likely to  achieve  its  investment  objective  than under normal circumstances.

The Fund's  sub-adviser  employs  fundamental  security  analysis of  individual companies which have been identified through a combination of a "top down," then
"bottom up" approach.  The sub-adviser's  investment  process begins with a "top down" analysis which is based on a continuing  analysis of the overall  economy, industry  trends and interest  rate  movements.  The  sub-adviser  analyzes GDP, corporate profits,  interest rates, monetary policy and inflation to arrive at a forecast  of the  overall  economic  forecast.  The  sub-adviser  then uses that forecast  to assess  risk/reward  relationships  among  various  industries  and further  refine its  investment  selection  process.  As part of that  analysis, sectors of the economy  that are expected to over or  under-perform  the overall economy can be identified.

Individual  security  selection is then undertaken using a "bottom up" approach, incorporating in-house,  independent and Wall Street sources of information. The sub-adviser  seeks to invest in companies that have superior  products,  pricing power,  strong management teams, good valuations and are industry leaders in the sectors  identified by the  sub-adviser  as those with superior  overall  growth prospects.

PRINCIPAL RISKS

You could lose all or a portion of your  investment  in the Fund.  Stock  prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity.

o    General Risks. When you sell your Fund shares,  they may be worth less than what you paid for them  because  the value of the Fund's  investments  will vary from day-to-day,  reflecting  changes in overall market conditions and the conditions of individual securities held by the Fund.

o    Common Stock  Risks.  The Fund invests  primarily in common  stocks,  which subjects the Fund and its  shareholders to the risks associated with common stock  investing.  These risks  include  the  financial  risk of  selecting individual companies that do not perform as anticipated,  the risk that the stock  markets  in  which  the  Fund  invests  may  experience  periods  of turbulence and  instability,  and the general risk that domestic and global economies may go through periods of decline and cyclical change.

o    Non-Diversification Risk.  Non-diversification  increases the risk that the value of the Fund  could  decrease  because  of the poor  performance  of a single investment, because the Fund may have invested a substantial portion
     (up to 25% of its total assets) in that single  security.  Because the Fund may invest in a smaller number of securities,  adverse  changes to a single security will have a more  pronounced  negative  effect on the Fund than if the Fund's investments were more widely distributed.

o    Growth   Risks.   The  Fund  invests  in   companies   that  appear  to  be
     growth-oriented  companies.  If  the  Fund's  perceptions  of  a  company's potential are wrong, the securities  purchased may not perform as expected, reducing the Fund's return.  Also,  "growth" stocks as a whole may fall out of favor in the marketplace, which would result in the fund underperforming the market.

o    Small- and Mid-Cap  Stock Risks.  The Fund invests in companies  with small
     (generally  less than $1.5  billion)  and medium  (from $1.5 to $6 billion)
     market  capitalizations.  Because  these  companies  are  relatively  small compared to  large-cap  companies,  they may be engaged in business  mostly within  their  own  geographic  region  and may be less  well  known to the investment community. Also, these companies often have less liquidity, less management depth, narrower market penetrations,  less diverse product lines and fewer  resources than larger  companies.  As a result of these factors, their stock prices have greater volatility than large company securities.

o    Special Situation Risks. The Fund invests in "special situations".  Special situations  often  involve  much  greater  risk than is found in the normal course of  investing.  These  risks  result from the  subjective  nature of determining  what a special  situation is.  Liquidations,  reorganizations, recapitalizations, material litigation, technological breakthroughs and new management  or  management  policies may not have the effect on a company's price that the Fund's  sub-adviser  expects,  which could negatively impact the Fund.  To  minimize  these  risks,  the Fund will not invest in special situations unless the target company has at least three years of continuous operations  (including  predecessors) or unless the aggregate value of such investments  is not greater than 25% of the Fund's total net assets (valued at the time of investment).

o    Portfolio  Turnover  Risk.  The  Fund's  portfolio  manager  may  engage in aggressive portfolio trading. As a result, the Fund could experience higher than average portfolio turnover,  resulting in the realization of gains and losses which could have negative tax consequences to Fund shareholders.

o    Foreign Securities Risks. Investments in foreign securities involve greater risks compared to domestic  investments for the following reasons:  Foreign companies  may  not be  subject  to the  regulatory  requirements  of  U.S.
     companies,  so  there  may be less  publicly  available  information  about foreign issuers than U.S.  companies.  Foreign companies  generally are not subject to uniform accounting,  auditing and financial reporting standards.
     Dividends  and  interest  on foreign  securities  may be subject to foreign
     withholding   taxes.   Such  taxes  may  reduce  the  net  return  to  Fund
     shareholders.  Foreign securities are often denominated in a currency other than the U.S.  Dollar.  Accordingly,  the Fund will be subject to the risks associated  with  fluctuations in currency  values.  Although the Fund will only invest in foreign  securities of issuers that are domiciled in nations considered  to have  stable and  friendly  governments,  issuers of foreign securities may still be subject to the risk of expropriation, confiscation, taxation,  currency  blockage,  or political or social  instability  any of which could negatively affect the Fund.

o    Interest Rate Risk.  The Fund invests in debt  instruments.  Generally,  as interest rates rise, the price value of debt securities falls.

o    Credit Risks.  Credit risk is the risk that the Fund could lose money if an issuer of a fixed income security cannot meet its financial  obligations or goes bankrupt.  Adverse  changes in the  creditworthiness  of an issuer can have an adverse effect on the value of the issuer's securities. Investments in  high-yield  bonds are  considered  to be more  speculative  than higher quality fixed income  securities.  They are more susceptible to credit risk than  investment-grade  securities,  especially  during periods of economic uncertainty or economic  downturns.  The value of lower quality  securities are subject to greater  volatility  and are generally more dependent on the ability of the issuer to meet interest and  principal  payments than higher quality securities.  Issuers of high-yield  securities may not be as strong financially as those of issuing bonds with higher credit ratings.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock,  fixed-income securities and foreign investing.

PAST PERFORMANCE AND EXPENSES

The bar chart below  displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Fund  performance  shown does not  reflect  Class A Shares  sales  charges,  but includes the reinvestment of dividends and capital gains.  Performance  would be lower if sales charges were  included.  Past  performance  does not guarantee or predict future results.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS - CLASS A SHARES
AS OF DECEMBER 31(1)

----------------------------------- --------------------------------------------
[graphic omitted]                    The Fund's cumulative year-to-date return
                                     through June 30, 2005 was __%
----------------------------------- --------------------------------------------

Highest and Lowest Returns
--------------------------------------------------------------------------------
Highest Performing Quarter:      __% in __ quarter of __
Lowest Performing Quarter:       __% in __ quarter of __
--------------------------------------------------------------------------------

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average annual returns for one-year and life-of-class for each class of the Fund before taxes  compare to those of a  broad-based  securities  market  index.  In addition,  after-tax  returns are presented for Class A Shares of the Fund.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Actual  after-tax  returns  depend on an investor's tax situation and may differ from those shown in the table. In addition,  the after-tax returns shown are not relevant  to  investors  who  hold  shares  of  the  Fund  through  tax-deferred arrangements,  such as 401(k) plans or individual retirement accounts. After-tax returns  for the  other  classes  of  shares  will  vary from the Class A Shares after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The  S&P  500(R)Total  Return  Index  is  a  broad  market  index  used  for comparative purposes.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004

-----------------------------------------------  ------------ ----------------
                                                    1 Year    Life-of-Class(6)
-----------------------------------------------  ------------ ----------------
Class A Return Before Taxes(2)                         %             %
-----------------------------------------------  ------------ ----------------
Class A Return After Taxes on Distributions(3)         %             %
-----------------------------------------------  ------------ ----------------
Class A Return After Taxes on Distributions            %             %
and Sale of Funds Shares(3), (4)
-----------------------------------------------  ------------ ----------------
Class B Return Before Taxes(2)                         %             %
-----------------------------------------------  ------------ ----------------
Class C Return Before Taxes(2)                         %             %
-----------------------------------------------  ------------ ----------------
S&P 500(R)Total Return Index(5) (reflects no           %             %
deduction for fees, expenses, or taxes)
-----------------------------------------------  ------------ ----------------
__________________________________

(1)  Since all the Fund's share  classes are  invested in the same  portfolio of securities, investment returns for each share class will differ only to the extent  that each share  class has  different  ongoing  expenses  and sales charges.  Sales loads are not reflected in the  performance  bar chart.  If they were, returns would be lower.

(2)  All Fund performance assumes  reinvestment of dividends and capitals gains, and reflects all applicable sales charges.

(3)  "After-tax"  returns are shown for only one class and after tax returns for other classes will vary.

(4)  A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.

(5)  The S&P  500(R)Total  Return  Index is a widely  recognized,  unmanaged index of the  approximately  500 largest  companies in the United States as measured by market  capitalization.  The index assumes  reinvestment of all dividends and  distributions  and does not reflect any asset-based  charges for investment management or other expenses.

(6)  The inception date of the Fund was January 31, 2002.

[The Annual Returns Bar-Chart and Table To Be Updated in 485(b) Filing]

Quaker Capital Opportunities Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

-------------------------------------  ------------  ------------  ------------
Sales charges (fees paid directly         Class A       Class B       Class C
from your investment)
-------------------------------------  ------------  ------------  ------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON PURCHASES(1)
(as a percentage of the
 offering price)                           5.50%         NONE          NONE
-------------------------------------  ------------  ------------  ------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) (1)
(as a percentage of the original
 purchase price or redemption
 proceeds, whichever is lower)             NONE          5.00%         1.00%
-------------------------------------  ------------  ------------  ------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON DIVIDENDS AND OTHER DISTRIBUTIONS       NONE          NONE          NONE
-------------------------------------  ------------  ------------  ------------
REDEMPTION FEES
(as a percentage of amount redeemed)       NONE          NONE          NONE
-------------------------------------  ------------  ------------  ------------
EXCHANGE FEES                              NONE          NONE          NONE
-------------------------------------  ------------  ------------  ------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

-------------------------------------  ------------  ------------  ------------
MANAGEMENT FEES(2)                         1.05%         1.05%         1.05%
-------------------------------------  ------------  ------------  ------------
DISTRIBUTION (12b-1) FEES                  0.25%         1.00%         1.00%
-------------------------------------  ------------  ------------  ------------
OTHER EXPENSES                             0.68%         0.68%         0.68%
-------------------------------------  ------------  ------------  ------------
TOTAL FUND OPERATING EXPENSES              1.98%         2.73%         2.73%
-------------------------------------  ------------  ------------  ------------
___________________________________

(1)  Please see "SHAREHOLDER  INFORMATION" on pages __ for an explanation of how and when these sales charges apply.

(2)  Management  fees  include a  subadvisory  fee of 0.75%  paid to the  Fund's sub-adviser,  Knott Capital Management.  At a shareholder's meeting held on
     May 3, 2005, the Fund's shareholders approved the replacement of the Fund's performance-based  subadvisory fee structure to a fixed annual  subadvisory fee rate of 0.75% of the  average  daily net assets of the Fund.  Under the previous  performance-based  subadvisory fee structure, the Fund paid total advisory and subadvisory  fees equal to an aggregate of as much as 1.55% or as little as 0.6416% of the Fund's  average daily net assets,  depending on the performance of the Fund during any 12-month period.

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example  assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes a 5% return each year,  with operating  expenses  staying the same.
Your actual returns and expenses may be different.

--------------------------------------------------------------------------------
Expenses of Hypothetical $10,000 Investment in
QUAKER CAPITAL OPPORTUNITIES FUND

If you redeem your shares at the end of the period,  your expenses for investing in the Fund would be:

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $740        $1,137        $1,559      $2,729
-------------------------- ----------- ------------- ------------ ------------
CLASS B                       $776        $1,147        $1,645     $2,796(2)
-------------------------- ----------- ------------- ------------ ------------
CLASS C                       $376         $847         $1,445      $3,061
-------------------------- ----------- ------------- ------------ ------------

If you did not redeem your shares at the end of the period,  your  expenses  for investing in the Fund would be:

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $740        $1,137        $1,559      $2,729
-------------------------- ----------- ------------- ------------ ------------
CLASS B(1)                    $276         $847         $1,445     $2,796(2)
-------------------------- ----------- ------------- ------------ ------------
CLASS C(1)                    $276         $847         $1,445      $3,061
-------------------------- ----------- ------------- ------------ ------------
____________________________

(1)  Assumes contingent deferred sales charge does not apply.

(2)  Class B Shares  automatically  convert to Class A Shares once the  economic equivalent  of  5.00%  sales  charge  is  recovered  by the  Fund  for each
     investment   account,   which  normally  occurs  7  years  after  purchase;
     therefore,  this  amount  assumes  conversion  of Class B Shares to Class A
     Shares after 7 years  lowering  your  expenses from that time on.

[The Fees and Expense Table will be updated in the 485(b) Filing]

Quaker Capital Opportunities Fund

NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives,  primarily for hedging purposes. Derivatives are financial  instruments  which derive their value from the  performance of an underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Options.  An option is a contract  giving the owner the right to buy ("call option") or sell ("put  option") a security at a designated  price ("strike price") on a certain date.

o    Futures Contracts.  Futures contracts obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The Fund may also invest,  to a lesser degree,  in these types of securities for non-hedging purposes, such as seeking to enhance returns.

The Fund may also hedge the Fund's  portfolio by short selling against  existing portfolio holdings or securities whose values are linked to various indices such as Standard & Poor's Depositary Receipts(R), DIAMONDS(R), NASDAQ-100(R), and
Merrill Lynch  HOLDR(R).  Investing  for hedging  purposes may result in certain transaction costs which may reduce the Fund's performance. In addition, there is no assurance that a short position will achieve a perfect  correlation  with the security that is being hedged against.

The Fund may enter  into  repurchase  agreements,  and  certain  other  types of futures,  options and derivatives with U.S. banks, qualified brokerage firms and other investors in over-the-counter  markets, not through any exchange. The Fund may experience  losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  Instruments.  Derivatives  involve  substantial risk, because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large profit or loss.  The Fund may lose more than its initial investment.  If the Fund has a derivative  investment that  begins  to  deteriorate,  there  may be no way to sell  it and  avoid further  losses,  because  no buyer  may be  available.  In  addition,  the securities  underlying some  derivatives  may be illiquid.  The Fund may be forced to hold a position until exercise or expiration,  which could result in  losses.  Hedging,  by its  nature,  involves  predicting  the  probable direction of price movements;  if the Fund predicts  incorrectly,  it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging strategies will be successful.

o    Short  Selling  Risk.  The Fund engages in short  selling,  which  involves special  risks  and  requires  special  investment  expertise.  When a Fund engages in short  selling,  it sells a security  in  anticipation  that the price of the security  will fall.  If the price of the  security  increases instead, the Fund loses money.

o    Management  Risk.  The Fund is subject to management  risk because it is an actively  managed  investment  portfolio.  The  sub-adviser  will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee  that its  decisions  will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  In  addition,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital  gains  realized to  shareholders  each year to avoid  excise taxes under the U.S. Internal Revenue Code.

Quaker Biotech Pharma-Healthcare Fund

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital  appreciation.  Current  income  is  not  a significant  investment  consideration  and any  such  income  realized  will be considered incidental to the Fund's investment objective.

PRINCIPAL INVESTMENT STRATEGY

o    Under normal market  conditions,  the Fund will invests at least 80% of its assets  in stocks  of  companies  that  have  attractive  growth  prospects resulting  from  leading edge product  research  and  development  that are engaged in the  development,  production or distribution of  biotechnology, healthcare  and  pharmaceutical  products  and  services.  These  types  of products and services currently include, but are not limited to, biological research  involving  genetic  engineering  and  recombinant  DNA technology
     (biotechnology),  biopharmaceutical  and biomedical  products and services, and drug  research,  development  and  production.  In order to qualify for purchase,  a company must derive at least 50% of its annual  revenues  from the  provision  of such  products  and services or have at least 50% of its assets in such products or services.

o    Invests a majority  of the  Fund's  assets in stocks of  companies  without regard to market capitalization.

o    Invests  primarily  in common  stocks  and  similar  securities,  including preferred stocks,  warrants,  securities  convertible into common stock and securities purchased on a when-issued basis.

o    Holds  a  focused  portfolio  of  between  15 to 25  stocks  in the  Fund's portfolio.

o    Invests up to 30% of the Fund's net assets in foreign securities, including
     American Depositary Receipts.  The Fund's sub-adviser will generally select foreign  securities  on  a  stock-by-stock  basis  based  on  total  return potential.

o    Commits up to 25% of the Fund's  assets in short  selling as a hedge and to increase the overall return to the Fund.

The Fund will generally invest for the long term, but may occasionally invest on a short-term basis when the Fund's sub-adviser believes that it will benefit the
Fund. Short-term  transactions may also result from liquidity needs,  securities having  reached a price or yield  objective,  changes in interest  rates,  or by reason  of  economic  or  other  developments  not  foreseen  at the time of the investment  decision.  Changes  are made in the Fund's  portfolio  whenever  the sub-adviser  believes such changes are desirable.  Portfolio  turnover rates are generally not a factor in making buy and sell decisions.

Mutual funds generally emphasize either "growth" or "value" styles of investing.
Growth  funds invest in companies  that  exhibit  faster-than-average  growth in revenues and earnings.  Value funds invest in companies that appear under-priced according to certain financial measurements of their intrinsic worth or business prospects,  such as low  price-to-earnings  and price-to-sales  ratios. The Fund invests  primarily in growth companies whose revenues and earnings are likely to grow faster than the economy as a whole,  offering  above-average  prospects for capital growth and little or no emphasis on dividend income.

The Fund is a  "non-diversified"  portfolio,  which means it can invest in fewer securities at any one time than diversified  portfolios.  As a result,  the Fund has the ability to take larger  positions in a smaller number of securities than diversified portfolios.

Under adverse market conditions,  when investment  opportunities are limited, or in the  event of  exceptional  redemption  requests,  the Fund may hold  cash or cash-equivalents  and may  invest  without  limit  in  obligations  of the  U.S.
Government and its agencies and in money market securities, including high-grade commercial paper, certificates of deposit,  repurchase agreements and short-term debt  securities.  Under these  circumstances,  the Fund may not  participate in stock  market  advances  or  declines  to the  same  extent  that it would if it remained more fully invested in common stocks. As a result, during these periods the Fund may be less  likely to  achieve  its  investment  objective  than under normal circumstances.

The Fund's  sub-adviser  employs  fundamental  security  analysis of  individual companies  which have been  identified  through  the "bottom  up"  approach.  In selecting  stocks  for the Fund,  the  sub-adviser  engages  in its own  primary research,  and  focuses on the type of  business  engaged  in, the  pipeline  of products and services in development,  the financial strength of the company and its commitment to research and  development,  the validity and  marketability of the products and services, and the company's valuations in the marketplace.

In order to assist the  sub-adviser in its  assessments of a company's  worth to the Fund, the sub-adviser has formed a Scientific Advisory Network of scientists from around the world.  When the sub-adviser  learns of a new product or service being  developed by a company whose stock is either  already held by the Fund or is being  considered  for  purchase by the Fund,  the  sub-adviser  engages this network of scientists to evaluate the new product or service being developed and render its opinion as to the likely benefits and uses for such products.

As part of its fundamental research, the sub-adviser may also rely upon specific sources of information, including general economic and industry data as provided by the U.S. Government,  various trade associations and other sources, brokerage research reports, and published corporate financial data such as annual reports,
10-Ks,  and  quarterly  statements,  as well as direct  interviews  with company management.  The  sub-adviser  also reviews  traditional  financial data such as price-sales and earnings ratios, returns on assets and equity, market volatility of the company's  securities,  earnings  growth vs. cash flow, and price to cash ratios.

PRINCIPAL RISKS

You could lose all or a portion of your  investment in the Fund.  Stock and bond prices fluctuate in response to many factors including  interest rates,  general economic conditions, investor perceptions and market liquidity.

o    General Risks. When you sell your Fund shares,  they may be worth less than what you paid for them  because  the value of the Fund's  investments  will vary from day-to-day,  reflecting  changes in overall market conditions and the conditions of individual securities held by the Fund.

o    Common Stock  Risks.  The Fund invests  primarily in common  stocks,  which subjects the Fund and its  shareholders to the risks associated with common stock  investing.  These risks  include  the  financial  risk of  selecting individual companies that do not perform as anticipated,  the risk that the stock  markets  in  which  the  Fund  invests  may  experience  periods  of turbulence and  instability,  and the general risk that domestic and global economies may go through periods of decline and cyclical change.

o    Growth   Risk.   The  Fund   invests  in   companies   that  appear  to  be
     growth-oriented  companies. If the Fund's perceptions of a company's growth potential are wrong, the securities  purchased may not perform as expected, reducing the Fund's return. Further,  "growth" stocks, in general, may lose favor in the market and under perform other types of securities.

o    Small- and Mid-Cap  Stock Risks.  The Fund invests in companies  with small
     (generally  less than $1.5  billion)  and medium  (from $1.5 to $6 billion)
     market  capitalizations.  Because  these  companies  are  relatively  small compared to  large-cap  companies,  they may be engaged in business  mostly within  their  own  geographic  region  and may be less  well  known to the investment community. Also, these companies often have less liquidity, less management depth, narrower market penetrations,  less diverse product lines and fewer  resources than larger  companies.  As a result of these factors, their stock prices have greater volatility than large company securities.

o    Non-Diversification Risk.  Non-diversification  increases the risk that the value of the Fund  could  decrease  because  of the poor  performance  of a single investment, because the Fund may have invested a substantial portion
     (up to 25% of its total assets) in that single  security.  Because the Fund may invest in a smaller number of securities,  adverse  changes to a single security will have a more  pronounced  negative  effect on the Fund than if the Fund's investments were more widely distributed.

o    Industry Risks.  Because the Fund invests in the biotechnology,  healthcare and pharmaceutical industries, it is subject to the risk that the companies in those  industries  are  likely  to react  similarly  to  legislative  or regulatory changes,  adverse market conditions and/or increased competition affecting  their  market  segment.  Due to the rapid pace of  technological development,  there is the risk that the products and services developed by these  companies  may become  rapidly  obsolete  or have  relatively  short product  cycles.  There is also the risk  that the  products  and  services offered by these  companies  will not meet  expectations  or even reach the marketplace.

o    Special Situation Risks. The Fund invests in "special  situations." Special situations  often  involve  much  greater  risk than is found in the normal course  of  investing.  Liquidations,  reorganizations,  recapitalizations, material  litigation,  technological  breakthroughs  and new  management or management  policies may not have the effect on a company's  price that the
     Fund's  sub-adviser  expects,  which could  negatively  impact the Fund. To minimize these risks, the Fund will not invest in special situations unless the  target  company  has at least  three  years of  continuous  operations
     (including  predecessors) or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets  (valued at the time of investment).

o    Foreign Securities Risk.  Investments in foreign securities involve greater risks compared to domestic  investments for the following reasons:  Foreign companies  may  not be  subject  to the  regulatory  requirements  of  U.S.
     companies,  so  there  may be less  publicly  available  information  about foreign issuers than U.S.  companies.  Foreign companies  generally are not subject to uniform accounting,  auditing and financial reporting standards.
     Dividends  and  interest  on foreign  securities  may be subject to foreign
     withholding   taxes.   Such  taxes  may  reduce  the  net  return  to  Fund
     shareholders.  Foreign securities are often denominated in a currency other than the U.S.  Dollar.  Accordingly,  the Fund will be subject to the risks associated  with  fluctuations in currency  values.  Although the Fund will only invest in foreign  securities of issuers that are domiciled in nations considered  to have  stable and  friendly  governments,  issuers of foreign securities may still be subject to the risk of expropriation, confiscation, taxation,  currency  blockage,  or political or social  instability  any of which could negatively affect the Fund.

o    Short Selling  Risks.  The Fund engages in short  selling,  which  involves special  risks  and  requires  special  investment  expertise.  When a Fund engages  in  short  selling,  it  sells  a  security  it  does  not  own in anticipation  of being able to buy that security later at a lower price. If the price of the security increases instead, the Fund loses money. Further, during the time when the Fund  shorted the  security,  the Fund must borrow that security in order to make delivery on the previous sale,  which raises the cost to the Fund.

o    Portfolio  Turnover  Risk.  The  Fund's  portfolio  manager  may  engage in aggressive portfolio trading. As a result, the Fund could experience higher than average portfolio turnover,  resulting in the realization of gains and losses which could have negative tax consequences to Fund shareholders.

The  Fund  will  generally  invest  for the  long  term  and  will,  under  most conditions,  stay at least 80% invested in securities.  However,  under abnormal market or  economic  conditions,  the Fund's  sub-adviser  may adopt a temporary defensive investment position in the market. When the sub-adviser assumes such a position,  cash  reserves may be a  significant  percentage  (up to 100%) of the
Fund's total net assets.  During times when the Fund holds a significant portion of its net assets in cash, it will not be investing  according to its investment objectives and the Fund's performance may be negatively affected as a result.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock and foreign investing.

PAST PERFORMANCE AND EXPENSES

The bar chart below  displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Fund  performance  shown does not  reflect  Class A Shares  sales  charges,  but includes the reinvestment of dividends and capital gains.  Performance  would be lower if sales charges were  included.  Past  performance  does not guarantee or predict future results.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS - CLASS A SHARES
AS OF DECEMBER 31(1)

----------------------------------- --------------------------------------------
[graphic omitted]                    The Fund's cumulative year-to-date return
                                     through June 30, 2005 was __%
----------------------------------- --------------------------------------------

Highest and Lowest Returns
--------------------------------------------------------------------------------
Highest Performing Quarter:      __% in __ quarter of __
Lowest Performing Quarter:       __% in __ quarter of __
--------------------------------------------------------------------------------

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average annual returns for one-year and life-of-class for each class of the Fund before taxes  compare to those of a  broad-based  securities  market  index.  In addition,  after-tax  returns are presented for Class A Shares of the Fund.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Actual  after-tax  returns  depend on an investor's tax situation and may differ from those shown in the table. In addition,  the after-tax returns shown are not relevant  to  investors  who  hold  shares  of  the  Fund  through  tax-deferred arrangements,  such as 401(k) plans or individual retirement accounts. After-tax returns  for the  other  classes  of  shares  will  vary from the Class A Shares after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The  NASDAQ   Biotechnology  Index  is  a  market  index  consisting  of  either biotechnology or pharmaceutical companies used for comparative purposes.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004

-----------------------------------------------  ------------ ----------------
                                                    1 Year    Life-of-Class(6)
-----------------------------------------------  ------------ ----------------
Class A Return Before Taxes(2)                         %             %
-----------------------------------------------  ------------ ----------------
Class A Return After Taxes on Distributions(3)         %             %
-----------------------------------------------  ------------ ----------------
Class A Return After Taxes on Distributions            %             %
and Sale of Funds Shares(3), (4)
-----------------------------------------------  ------------ ----------------
Class B Return Before Taxes(2)                         %             %
-----------------------------------------------  ------------ ----------------
Class C Return Before Taxes(2)                         %             %
-----------------------------------------------  ------------ ----------------
NASDAQ Biotechnology Index(5) (reflects no             %             %
deduction for fees, expenses, or taxes)
-----------------------------------------------  ------------ ----------------
__________________________________

(1)  Since all the Fund's share  classes are  invested in the same  portfolio of securities, investment returns for each share class will differ only to the extent  that each share  class has  different  ongoing  expenses  and sales charges.  Sales loads are not reflected in the  performance  bar chart.  If they were, returns would be lower.

(2)  All Fund performance assumes  reinvestment of dividends and capitals gains, and reflects all applicable sales charges.

(3)  "After-tax"  returns are shown for only one class and after tax returns for other classes will vary.

(4)  A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.

(5)  The NASDAQ  Biotechnology  Index contains  companies  primarily  engaged in using  biomedical  research  for the  discovery  or  development  of  novel treatments or cures for human  disease,  which also meet other  eligibility criteria. The Index is calculated under a modified  capitalization-weighted methodology.

(6)  The inception date of the Fund was September 23, 2002.

[The Annual Returns Bar-Chart and Table To Be Updated in 485(b) Filing]

Quaker Biotech Pharma-Healthcare Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

-------------------------------------  ------------  ------------  ------------
Sales charges (fees paid directly         Class A       Class B       Class C
from your investment)
-------------------------------------  ------------  ------------  ------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON PURCHASES(1)
(as a percentage of the
 offering price)                           5.50%         NONE          NONE
-------------------------------------  ------------  ------------  ------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) (1)
(as a percentage of the original
 purchase price or redemption
 proceeds, whichever is lower)             NONE          5.00%         1.00%
-------------------------------------  ------------  ------------  ------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON DIVIDENDS AND OTHER DISTRIBUTIONS       NONE          NONE          NONE
-------------------------------------  ------------  ------------  ------------
REDEMPTION FEES
(as a percentage of amount redeemed)       NONE          NONE          NONE
-------------------------------------  ------------  ------------  ------------
EXCHANGE FEES                              NONE          NONE          NONE
-------------------------------------  ------------  ------------  ------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

-------------------------------------  ------------  ------------  ------------
MANAGEMENT FEES(2)                         1.45%         1.45%         1.45%
-------------------------------------  ------------  ------------  ------------
DISTRIBUTION (12b-1) FEES                  0.25%         1.00%         1.00%
-------------------------------------  ------------  ------------  ------------
OTHER EXPENSES                             0.71%         0.71%         0.71%
-------------------------------------  ------------  ------------  ------------
TOTAL FUND OPERATING EXPENSES              2.41%         3.16%         3.16%
-------------------------------------  ------------  ------------  ------------
___________________________________

(1)  Please see "SHAREHOLDER  INFORMATION" on pages __ for an explanation of how and when these sales charges apply.

(2)  Management  fees  include a  subadvisory  fee of 0.95%  paid to the  Fund's sub-adviser, Sectoral Asset Management, Inc.

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example  assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes a 5% return each year,  with operating  expenses  staying the same.
Your actual returns and expenses may be different.

--------------------------------------------------------------------------------
Expenses of Hypothetical $10,000 Investment in
QUAKER BIOTECH PHARMA-HEALTHCARE FUND

If you redeem your shares at the end of the period,  your expenses for investing in the Fund would be:

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $781        $1,260        $1,765      $3,145
-------------------------- ----------- ------------- ------------ ------------
CLASS B                       $819        $1,274        $1,854     $3,213(2)
-------------------------- ----------- ------------- ------------ ------------
CLASS C                       $419         $974         $1,654      $3,467
-------------------------- ----------- ------------- ------------ ------------

If you did not redeem your shares at the end of the period,  your  expenses  for investing in the Fund would be:

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $781        $1,260        $1,765      $3,145
-------------------------- ----------- ------------- ------------ ------------
CLASS B(1)                    $319         $974         $1,654     $3,213(2)
-------------------------- ----------- ------------- ------------ ------------
CLASS C(1)                    $319         $974         $1,654      $3,467
-------------------------- ----------- ------------- ------------ ------------
____________________________

(1)  Assumes contingent deferred sales charge does not apply.

(2)  Class B Shares  automatically  convert to Class A Shares once the  economic equivalent  of  5.00%  sales  charge  is  recovered  by the  Fund  for each
     investment   account,   which  normally  occurs  7  years  after  purchase;
     therefore,  this  amount  assumes  conversion  of Class B Shares to Class A
     Shares after 7 years lowering your expenses from that time on.

[The Fees and Expense Table will be updated in the 485(b) Filing]

Quaker Biotech Pharma-Healthcare Fund

NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives,  primarily for hedging purposes. Derivatives are financial  instruments  which derive their value from the  performance of an underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Options.  An option is a contract  giving the owner the right to buy ("call option") or sell ("put  option") a security at a designated  price ("strike price") on a certain date.

o    Futures Contracts.  Futures contracts obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The Fund may also invest,  to a lesser degree,  in these types of securities for non-hedging purposes, such as seeking to enhance returns.

The Fund may also hedge the Fund's  portfolio by short selling against  existing portfolio holdings or securities whose values are linked to various indices such as Standard & Poor's Depositary Receipts(R), DIAMONDS(R), NASDAQ-100(R), and
Merrill Lynch  HOLDR(R).  Investing  for hedging  purposes may result in certain transaction costs which may reduce the Fund's performance. In addition, there is no assurance that a short position will achieve a perfect  correlation  with the security that is being hedged against.

The Fund may enter  into  repurchase  agreements,  and  certain  other  types of futures,  options and derivatives with U.S. banks, qualified brokerage firms and other investors in over-the-counter  markets, not through any exchange. The Fund may experience  losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  Instruments.  Derivatives  involve  substantial risk, because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large profit or loss.  The Fund may lose more than its initial investment.  If the Fund has a derivative  investment that  begins  to  deteriorate,  there  may be no way to sell  it and  avoid further  losses,  because  no buyer  may be  available.  In  addition,  the securities  underlying some  derivatives  may be illiquid.  The Fund may be forced to hold a position until exercise or expiration,  which could result in  losses.  Hedging,  by its  nature,  involves  predicting  the  probable direction of price movements;  if the Fund predicts  incorrectly,  it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging strategies will be successful.

o    Management  Risk.  The Fund is subject to management  risk because it is an actively  managed  investment  portfolio.  The  sub-adviser  will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee  that its  decisions  will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  In  addition,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital  gains  realized to  shareholders  each year to avoid  excise taxes under the U.S. Internal Revenue Code.

BLENDED FUND

Quaker Small-Cap Trend Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

o    The Fund normally  invests at least 80% of its total assets in U.S.  equity
     securities,   including   common   stocks   of   companies   with   smaller
     capitalizations.   The  Fund  generally  considers  smaller  capitalization
     companies  to be  those  whose  market  capitalizations  at the time of the
     Fund's investment is less than $2 billion.

o    The Fund's sub-adviser seeks to identify long-term  industry,  demographic, technological  and other trends and makes  investment  decisions  based, in part, on how such trends are likely to impact individual companies;

o    The  equity  securities  in the Fund  generally  consist  of those that the
     Fund's sub-adviser believes have both positive long-term growth drivers and reasonable relative valuations at the time of purchase.

o    The Fund's sub-adviser uses its own computer models,  fundamental  research and measures of growth and valuation in managing the Fund.

o    Although  the  Fund  will  not  concentrate  its  investments  in a  single industry,  the sub-adviser will generally not consider sector weightings in constructing the Fund's investment portfolio.

To choose securities in which the Fund invests,  the Fund's sub-adviser conducts research and identifies long-term industry, demographic, technological and other trends  that  it  believes  are  likely  to  generate  superior  company  growth prospects.  The  sub-adviser  then  identifies a universe of  companies  that it expects to benefit most from the  identified  long-term  trends.  The  companies within this universe are analyzed using a "bottom-up"  fundamental approach that
emphasizes   company  and   industry   profit   margin   structure,   management
effectiveness and overall industry competitiveness. The Fund's sub-adviser makes its final selections utilizing a valuation methodology that estimates individual stock value by considering a wide variety of factors including,  but not limited to, company profitability, rate of company growth and balance sheet quality.

PRINCIPAL RISKS

You could lose all or a portion of your  investment  in the Fund.  Stock  prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity.

o    General Risks. When you sell your Fund shares,  they may be worth less than what you paid for them  because  the value of the Fund's  investments  will vary from day-to-day,  reflecting  changes in overall market conditions and the conditions of individual securities held by the Fund.

o    Common Stock  Risks.  The Fund invests  primarily in common  stocks,  which turbulence and  instability,  and the general risk that domestic and global economies may go through periods of decline and cyclical  change,  subjects the Fund and its  shareholders  to the risks  associated  with common stock investing.  These risks include the financial risk of selecting  individual companies  that do not  perform  as  anticipated,  the risk  that the stock markets in which the Fund invests may experience  periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

o    Small-Cap  Stock Risks.  The Fund  invests in  companies  with small market capitalizations  (generally less than $2 billion).  Because these companies are  relatively  small compared to large-cap  companies,  may be engaged in business  mostly  within their own  geographic  region and may be less well known  to the  investment  community,  they can have  more  volatile  share prices.  Also,  small companies often have less liquidity,  less management depth,  narrower market penetrations,  less diverse product lines and fewer resources  than larger  companies.  As a result,  their  stock  prices have greater volatility than large company securities.

o    Growth  Risks.  The  Fund  may  invest  in  companies  that  appear  to  be growth-oriented  companies. If the sub-adviser's perceptions of a company's growth  potential  are wrong or if the  company is  subject  to  unexpected adverse  market  conditions,  the  securities  purchased may not perform as expected, reducing the Fund's return.

o    Sector Risk. The Fund may at any point be over weighted or underweighted in a particular sector as compared to the Fund's benchmark index. As a result, adverse  economic,  political or  regulatory  developments  in a particular sector may have a greater negative effect on the Fund.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock investing.

PAST PERFORMANCE AND EXPENSES

The bar chart below  displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Fund  performance  shown does not  reflect  Class A Shares  sales  charges,  but includes the reinvestment of dividends and capital gains.  Performance  would be lower if sales charges were  included.  Past  performance  does not guarantee or predict future results.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS - CLASS A SHARES
AS OF DECEMBER 31(1)

----------------------------------- --------------------------------------------
[graphic omitted]                    The Fund's cumulative year-to-date return
                                     through June 30, 2005 was __%
----------------------------------- --------------------------------------------

Highest and Lowest Returns
--------------------------------------------------------------------------------
Highest Performing Quarter:      __% in __ quarter of __
Lowest Performing Quarter:       __% in __ quarter of __
--------------------------------------------------------------------------------

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average annual returns for one-year and life-of-class for each class of the Fund before taxes  compare to those of a  broad-based  securities  market  index.  In addition,  after-tax  returns are presented for Class A Shares of the Fund.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Actual  after-tax  returns  depend on an investor's tax situation and may differ from those shown in the table. In addition,  the after-tax returns shown are not relevant  to  investors  who  hold  shares  of  the  Fund  through  tax-deferred arrangements,  such as 401(k) plans or individual retirement accounts. After-tax returns  for the  other  classes  of  shares  will  vary from the Class A Shares after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The Russell 2000(R)Index is a broad market index used for comparative purposes.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004

-----------------------------------------------  ------------ ----------------
                                                    1 Year    Life-of-Class(6)
-----------------------------------------------  ------------ ----------------
Class A Return Before Taxes(2)                         %             %
-----------------------------------------------  ------------ ----------------
Class A Return After Taxes on Distributions(3)         %             %
-----------------------------------------------  ------------ ----------------
Class A Return After Taxes on Distributions            %             %
and Sale of Funds Shares(3), (4)
-----------------------------------------------  ------------ ----------------
Class C Return Before Taxes(2)                         %             %
-----------------------------------------------  ------------ ----------------
Institutional Class Return Before Taxes                %             %
-----------------------------------------------  ------------ ----------------
Russell 2000(R) Index(5) (reflects no                  %             %
deduction for fees, expenses, or taxes)
-----------------------------------------------  ------------ ----------------
__________________________________

(1)  Since all the Fund's share  classes are  invested in the same  portfolio of securities, investment returns for each share class will differ only to the extent  that each share  class has  different  ongoing  expenses  and sales charges.  Sales loads are not reflected in the  performance  bar chart.  If they were, returns would be lower.

(2)  All Fund performance assumes  reinvestment of dividends and capitals gains, and reflects all applicable sales charges.

(3)  "After-tax"  returns are shown for only one class and after tax returns for other classes will vary.

(4)  A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.

(5)  The  Russell   2000(R)Index  is  a  widely  recognized,   unmanaged  market
     capitalization  weighted  index that measures the  performance of the 2,000
     smallest   companies   in  the  Russell   3000(R)Index,   which   represent
     approximately  8%  of  the  total  market  capitalization  of  the  Russell
     3000(R)Index.   The  Index  assumes   reinvestment  of  all  dividends  and
     distributions  and does not reflect any asset-based  charges for investment management or other expenses.

(6)  The inception date of the Fund was February 17, 2004.

[The Annual Returns Bar-Chart and Table To Be Updated in 485(b) Filing]

Quaker Small-Cap Trend Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

-------------------------------------  ----------- ----------- ---------------
Sales charges (fees paid directly        Class A     Class C    Institutional
from your investment)                                               Class
-------------------------------------  ----------- ----------- ---------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON PURCHASES(1)
(as a percentage of the
 offering price)                          5.50%       NONE          NONE
-------------------------------------  ----------- ----------- ---------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) (1)
(as a percentage of the original
 purchase price or redemption
 proceeds, whichever is lower)            NONE        1.00%         NONE
-------------------------------------  ----------- ----------- ---------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON DIVIDENDS AND OTHER DISTRIBUTIONS      NONE        NONE          NONE
-------------------------------------  ----------- ----------- ---------------
REDEMPTION FEES
(as a percentage of amount redeemed)      NONE        NONE          NONE
-------------------------------------  ----------- ----------- ---------------
EXCHANGE FEES                             NONE        NONE          NONE
-------------------------------------  ----------- ----------- ---------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

-------------------------------------  ----------- ----------- ---------------
MANAGEMENT FEES(2),(3)                    1.20%       1.20%         1.20%
-------------------------------------  ----------- ----------- ---------------
DISTRIBUTION (12b-1) FEES                 0.25%       1.00%         NONE
-------------------------------------  ----------- ----------- ---------------
OTHER EXPENSES                            1.45%       1.45%         1.45%
-------------------------------------  ----------- ----------- ---------------
TOTAL FUND OPERATING EXPENSES             2.90%       3.65%         2.65%
-------------------------------------  ----------- ----------- ---------------
___________________________________

(1)  Please see "SHAREHOLDER  INFORMATION" on pages __ for an explanation of how and when these sales charges apply.

(2)  Management  fees  include a  subadvisory  fee of 0.70% on assets up to $100 million and 0.60% on assets in excess of $100  million,  paid to the Fund's sub-adviser, TrendStar Advisors, LLC.

(3)  Since  the  Fund's   inception   through  October  28,  2004,  the  Adviser
     voluntarily  agreed to waive its advisory fees to the extent that the total operating  expenses of the Fund  (exclusive of interest,  taxes,  brokerage commissions  and other costs  incurred in  connection  with the purchase or sale of portfolio  securities,  and extraordinary  items) exceed the annual rate of 2.05% for Class A Shares,  2.80% for Class C Shares,  and 1.80% for
     Institutional  Class  Shares,  of the  average  net  assets of each  class, respectively.  Effective  October 28,  2004,  the  Adviser has  voluntarily agreed to waive its  advisory  fees to the extent that the total  operating expenses of the Fund (exclusive of interest,  taxes,  brokerage commissions and  other  costs  incurred  in  connection  with the  purchase  or sale of portfolio  securities,  and extraordinary  items) exceed the annual rate of
     2.15%  for  Class A  Shares,  2.90%  for  Class C  Shares,  and  1.90%  for
     Institutional  Class  Shares,  of the  average  net  assets of each  class, respectively.  The Adviser  currently  has no intention  to terminate  this arrangement, although it may do so at any time in its sole discretion.

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example  assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes a 5% return each year,  with operating  expenses  staying the same.
Your actual returns and expenses may be different.

--------------------------------------------------------------------------------
Expenses of Hypothetical $10,000 Investment in
QUAKER SMALL-CAP TREND FUND

If you redeem your shares at the end of the period,  your expenses for investing in the Fund would be:

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $827        $1,398        $1,994      $3,596
-------------------------- ----------- ------------- ------------ ------------
CLASS C                       $467        $1,117        $1,888      $3,906
-------------------------- ----------- ------------- ------------ ------------
INSTITUTIONAL CLASS           $268         $823         $1,405      $2,983
-------------------------- ----------- ------------- ------------ ------------

If you did not redeem your shares at the end of the period,  your  expenses  for investing in the Fund would be:

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $827        $1,398        $1,994      $3,596
-------------------------- ----------- ------------- ------------ ------------
CLASS C(1)                    $367        $1,117        $1,888      $3,906
-------------------------- ----------- ------------- ------------ ------------
INSTITUTIONAL CLASS           $268         $823         $1,405      $2,983
-------------------------- ----------- ------------- ------------ ------------
____________________________

(1)  Assumes contingent deferred sales charge does not apply.

[The Fees and Expense Table will be updated in the 485(b) Filing]

Quaker Small-Cap Trend Fund

NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives,  primarily for hedging purposes. Derivatives are financial  instruments  which derive their value from the  performance of an underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Options.  An option is a contract  giving the owner the right to buy ("call option") or sell ("put  option") a security at a designated  price ("strike price") on a certain date.

o    Futures Contracts.  Futures contracts obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter  into  repurchase  agreements,  and  certain  other  types of futures,  options and derivatives with U.S. banks, qualified brokerage firms and other investors in over-the-counter  markets, not through any exchange. The Fund may experience  losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Mid-Cap Risks.  Investing in companies with mid-cap market  capitalizations involves  greater  risk than  investing  in larger  companies.  Their stock prices can rise very  quickly and drop  dramatically  in a short  period of time. This volatility results from a number of factors,  including reliance by these  companies on limited  product  lines,  markets and  financial and management  resources.  These and other factors may make mid-cap  companies more  susceptible to setbacks or downturns.  These companies may experience higher rates of bankruptcy or other  failures than larger  companies.  They may be more likely to be negatively  affected by changes in management.  In addition, the stock of a mid-cap company may be thinly traded.

o    Derivative  Instruments.  Derivatives  involve  substantial risk, because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large profit or loss.  The Fund may lose more than its initial investment.  If the Fund has a derivative  investment that  begins  to  deteriorate,  there  may be no way to sell  it and  avoid further  losses,  because  no buyer  may be  available.  In  addition,  the securities  underlying some  derivatives  may be illiquid.  The Fund may be forced to hold a position until exercise or expiration,  which could result in  losses.  Hedging,  by its  nature,  involves  predicting  the  probable direction of price movements;  if the Fund predicts  incorrectly,  it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging strategies will be successful.

o    Management  Risk.  The Fund is subject to management  risk because it is an actively  managed  investment  portfolio.  The  sub-adviser  will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee  that its  decisions  will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  In  addition,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital  gains  realized to  shareholders  each year to avoid  excise taxes under the U.S. Internal Revenue Code.

VALUE FUNDS

Quaker Mid-Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.  Current income is not a significant investment  consideration  and any  such  income  realized  will  be  considered incidental to the Fund's investment objective.

PRINCIPAL INVESTMENT STRATEGY

o    The Fund normally invests at least 80% of the Fund's total assets in common stocks or  securities  convertible  into common  stocks of  companies  with market  capitalizations  similar  to  the  market  capitalizations  of  the companies included in the Russell MidCap(R)Value Index.

o    Invests  in  stocks  of  companies  that  exhibit  attractive   fundamental
     valuation measures such as price-to-earnings or price-to-book ratios.

o    Invests in stocks that are typically  considered out of favor by the market as a result of decelerating  revenue growth,  declining  profit margins and increasing competition.

The Fund's  sub-adviser  believes  that there are three  factors that  influence equity returns,  namely quality,  value and business prospects of the issuer. In order to choose  the  securities  in which  the Fund  invests,  the  sub-adviser analyzes  approximately 1,800 U.S. issuers of common stock. The sub-adviser then identifies and selects  securities of companies with a market  capitalization of between $1 billion to $18 billion that it believes to be undervalued relative to comparable  alternate  investments,  and  which  demonstrate  strong  sales  and
earnings  momentum,   high  profitability  and  rising  earnings   expectations.
Furthermore,  the sub-adviser  seeks to identify  companies that exhibit some or all of the following criteria:

     o    strong balance sheets and high credit quality;

     o    low price-to-earnings, price-to-sales, price-to-value ratios;

     o    demonstrated  consistent earnings growth in the past and are likely to achieve consistent earnings growth in the future;

     o    high  profit  margins  and the  business  strategies  to  protect  and maintain such margins;

     o    high historical return on investment;

     o    large market share in the industry; and

     o    ability  to  increase   earnings  through  new  products  or  sensible
          acquisitions.

Through  these  selection  criteria,   the  sub-adviser  identifies  80  to  100
securities  which it believes to be undervalued,  and that have shown consistent earnings with a potential for further growth. From this group of securities, the sub-adviser then selects 35 to 45 securities for investment by the Fund.

Ordinarily,  the Fund's  portfolio will be invested  primarily in common stocks.
However,  the Fund is not required to be fully  invested in common stocks and in fact,  the Fund  usually  maintains  a small  percentage  of its  assets in cash reserves.  Under abnormal market or economic conditions,  the Fund's sub-adviser may adopt a temporary defensive investment position in the market.

PRINCIPAL RISKS

You could lose all or a portion of your  investment  in the Fund.  Stock  prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity.

o    General Risks. When you sell your Fund shares,  they may be worth less than what you paid for them  because  the value of the Fund's  investments  will vary from day-to-day,  reflecting  changes in overall market conditions and the conditions of individual securities held by the Fund.

o    Common Stock  Risks.  The Fund invests  primarily in common  stocks,  which subjects the Fund and its  shareholders to the risks associated with common stock  investing.  These risks  include  the  financial  risk of  selecting individual companies that do not perform as anticipated,  the risk that the stock  markets  in  which  the  Fund  invests  may  experience  periods  of turbulence and  instability,  and the general risk that domestic and global economies may go through periods of decline and cyclical change.

o    Value Risk. The Fund invests in companies  that appear to be  "undervalued"
     in the  marketplace  (i.e.,  trading  at prices  below the  company's  true worth).  If the  Fund's  perceptions  of value are  wrong,  the  securities purchased may not perform as expected, reducing the Fund's return.

o    Mid-Cap  Stock Risks.  The Fund invests in  companies  with mid-cap  market capitalizations  (from $1.5 to $6 billion).  Because  these  companies  are relatively  small compared to large-cap  companies,  they may be engaged in business  mostly  within their own  geographic  region and may be less well known to the investment  community.  Also,  these companies often have less liquidity,  less  management  depth,  narrower  market  penetrations,  less diverse  product  lines and fewer  resources  than larger  companies.  As a result of these factors,  mid-cap stock prices have greater volatility than large company securities.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock investing.

PAST PERFORMANCE AND EXPENSES

The bar chart below  displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Fund  performance  shown does not  reflect  Class A Shares  sales  charges,  but includes the reinvestment of dividends and capital gains.  Performance  would be lower if sales charges were  included.  Past  performance  does not guarantee or predict future results.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS - CLASS A SHARES
AS OF DECEMBER 31(1),(2)

----------------------------------- --------------------------------------------
[graphic omitted]                    The Fund's cumulative year-to-date return
                                     through June 30, 2005 was __%(2)
----------------------------------- --------------------------------------------

Highest and Lowest Returns
--------------------------------------------------------------------------------
Highest Performing Quarter:      __% in __ quarter of __
Lowest Performing Quarter:       __% in __ quarter of __
--------------------------------------------------------------------------------

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average annual returns for one-,  five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index.
In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Actual  after-tax  returns  depend on an investor's tax situation and may differ from those shown in the table. In addition,  the after-tax returns shown are not relevant  to  investors  who  hold  shares  of  the  Fund  through  tax-deferred arrangements,  such as 401(k) plans or individual retirement accounts. After-tax returns  for the  other  classes  of  shares  will  vary from the Class A Shares after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The Russell  MidCap(R)Value  Index is a broad market index consisting of mid-cap companies used for comparative purposes.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004

-----------------------------------------------  --------- --------- ----------
                                                  1 Year    5 Years   Life-of-
                                                                      Class(7)
-----------------------------------------------  --------- --------- ----------
Class A Return Before Taxes(3)                      %          %         %
-----------------------------------------------  --------- --------- ----------
Class A Return After Taxes on Distributions(4)      %          %         %
-----------------------------------------------  --------- --------- ----------
Class A Return After Taxes on Distributions and     %          %         %
Sale of Funds Shares (4), (5)
-----------------------------------------------  --------- --------- ----------
Class B Return Before Taxes(3)                      %          %         %
-----------------------------------------------  --------- --------- ----------
Class C Return Before Taxes(3)                      %          %         %
-----------------------------------------------  --------- --------- ----------
Institutional Class Return Before Taxes             %          %         %
-----------------------------------------------  --------- --------- ----------
Russell MidCap(R)Value Index(6) (reflects no        %          %         %
deduction for fees, expenses, or taxes)
-----------------------------------------------  --------- --------- ----------
___________________________________

(1)  The Fund's shareholders approved the conversion of the Fund's No-Load Share
     Class to Class A Shares on June 23, 2000.  The returns  shown above reflect the  performance of the former No-Load Class for periods ending before June
     23, 2000, and Class A Shares thereafter. Since all the Fund's share classes are invested in the same  portfolio of securities,  investment  returns for each share  class will  differ only to the extent that each share class has different ongoing expenses and sales charges. Sales loads are not reflected in the performance bar chart. If they were, returns would be lower.

(2)  Effective May 3, 2005, Global Capital  Management,  Inc. replaced Schneider
     Capital  Management  Company  ("Schneider")  as  sub-adviser  to the  Fund, following  approval by the Fund's  shareholders at a meeting held on May 3,
     2005.  The annual  returns  shown  prior to May 3, 2005  reflect the Fund's performance  achieved  under the  investment  management  of  Schneider  as sub-adviser to the Fund.

(3)  All Fund performance assumes  reinvestment of dividends and capitals gains, and reflects all applicable sales charges.

(4)  "After-tax"  returns are shown for only one class and after tax returns for other classes will vary.

(5)  A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.

(6)  The Russell MidCap(R)Value Index is a widely recognized, unmanaged index of
     companies  included  in  the  Russell   1000(R)Index  with  current  market
     capitalizations  between $1.7 billion and $13  billion.  The index  assumes reinvestment  of all dividends and  distributions  and does not reflect any asset-based charges for investment management or other expenses.

(7)  The inception date of the Fund was December 31, 1997.

[The Annual Returns Bar-Chart and Table To Be Updated in 485(b) Filing]

Quaker Mid-Cap Value Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

------------------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

-------------------------------------  ----------- ----------- ----------- ---------------
Sales charges (fees paid directly        Class A     Class B     Class C    Institutional
from your investment)                                                           Class
-------------------------------------  ----------- ----------- ----------- ---------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON PURCHASES(1)
(as a percentage of the
 offering price)                          5.50%       NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) (1)
(as a percentage of the original
 purchase price or redemption
 proceeds, whichever is lower)            NONE        5.00%       1.00%         NONE
-------------------------------------  ----------- ----------- ----------- ---------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON DIVIDENDS AND OTHER DISTRIBUTIONS      NONE        NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------
REDEMPTION FEES
(as a percentage of amount redeemed)      NONE        NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------
EXCHANGE FEES                             NONE        NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

-------------------------------------  ----------- ----------- ----------- ---------------
MANAGEMENT FEES(2)                        1.05%       1.05%       1.05%         1.05%
-------------------------------------  ----------- ----------- ----------- ---------------
DISTRIBUTION (12b-1) FEES                 0.25%       1.00%       1.00%         NONE
-------------------------------------  ----------- ----------- ----------- ---------------
OTHER EXPENSES                            0.71%       0.71%       0.71%         0.71%
-------------------------------------  ----------- ----------- ----------- ---------------
TOTAL FUND OPERATING EXPENSES             2.01%       2.76%       2.76%         1.76%
-------------------------------------  ----------- ----------- ----------- ---------------
___________________________________

(1)  Please see "SHAREHOLDER  INFORMATION" on pages __ for an explanation of how and when these sales charges apply.

(2)  Management  fees  include a  subadvisory  fee of 0.75%  paid to the  Fund's sub-adviser,  previously Schneider Capital Management, and presently Global
     Capital Management, Inc. as of May 3, 2005.

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example  assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes a 5% return each year,  with operating  expenses  staying the same.
Your actual returns and expenses may be different.

--------------------------------------------------------------------------------
Expenses of Hypothetical $10,000 Investment in
QUAKER MID-CAP VALUE FUND

If you redeem your shares at the end of the period,  your expenses for investing in the Fund would be:

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $743        $1,146        $1,573      $2,759
-------------------------- ----------- ------------- ------------ ------------
CLASS B                       $779        $1,156        $1,659     $2,826(2)
-------------------------- ----------- ------------- ------------ ------------
CLASS C                       $379         $856         $1,459      $3,090
-------------------------- ----------- ------------- ------------ ------------
INSTITUTIONAL CLASS           $179         $554          $957       $2,073
-------------------------- ----------- ------------- ------------ ------------

If you did not redeem your shares at the end of the period,  your  expenses  for investing in the Fund would be:

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $743        $1,146        $1,573      $2,759
-------------------------- ----------- ------------- ------------ ------------
CLASS B(1)                    $279         $856         $1,459     $2,826(2)
-------------------------- ----------- ------------- ------------ ------------
CLASS C(1)                    $279         $856         $1,459      $3,090
-------------------------- ----------- ------------- ------------ ------------
INSTITUTIONAL CLASS           $179         $554          $954       $2,073
-------------------------- ----------- ------------- ------------ ------------
______________________________

(1)  Assumes contingent deferred sales charge does not apply.

(2)  Class B Shares  automatically  convert to Class A Shares once the  economic equivalent  of  5.00%  sales  charge  is  recovered  by the  Fund  for each
     investment   account,   which  normally  occurs  7  years  after  purchase;
     therefore,  this  amount  assumes  conversion  of Class B Shares to Class A
     Shares after 7 years lowering your expenses from that time on.

[The Fees and Expense Table will be updated in the 485(b) Filing]

Quaker Mid-Cap Value Fund

NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives,  primarily for hedging purposes. Derivatives are financial  instruments  which derive their value from the  performance of an underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Options.  An option is a contract  giving the owner the right to buy ("call option") or sell ("put  option") a security at a designated  price ("strike price") on a certain date.

o    Futures Contracts.  Futures contracts obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter  into  repurchase  agreements,  and  certain  other  types of futures,  options and derivatives with U.S. banks, qualified brokerage firms and other investors in over-the-counter  markets, not through any exchange. The Fund may experience  losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Small-Cap   Risks.   Investing   in   companies   with   small-cap   market
     capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small-cap companies more  susceptible to setbacks or downturns.  These  companies may experience  higher  rates of  bankruptcy  or  other  failures  than  larger companies.  They may be more likely to be negatively affected by changes in management.  In  addition,  the stock of a small-cap  company may be thinly traded.

o    Derivative  Instruments.  Derivatives  involve  substantial risk, because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large profit or loss.  The Fund may lose more than its initial investment.  If the Fund has a derivative  investment that  begins  to  deteriorate,  there  may be no way to sell  it and  avoid further  losses,  because  no buyer  may be  available.  In  addition,  the securities  underlying some  derivatives  may be illiquid.  The Fund may be forced to hold a position until exercise or expiration,  which could result in  losses.  Hedging,  by its  nature,  involves  predicting  the  probable direction of price movements;  if the Fund predicts  incorrectly,  it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging strategies will be successful.

o    Management  Risk.  The Fund is subject to management  risk because it is an actively  managed  investment  portfolio.  The  sub-adviser  will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee  that its  decisions  will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  In  addition,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital  gains  realized to  shareholders  each year to avoid  excise taxes under the U.S. Internal Revenue Code.

Quaker Small-Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.  Current income is not a significant investment  consideration  and any  such  income  realized  will  be  considered incidental to the Fund's investment objective.

PRINCIPAL INVESTMENT STRATEGY

o    The Fund  normally  invests at least 80% of the Fund's total assets in U.S.
     common  stocks of  companies  with  market  capitalizations  similar to the market  capitalizations  of  companies  included in the Russell  2000(R)and
     Russell 2500(R) Indices, with an ultimate selection of 150 plus stocks.

o    Invests  in  companies   considered  by  the  Fund's  sub-adviser  to  have
     consistent  earnings and above  average core assets,  selling at relatively low market valuations, with attractive growth and momentum characteristics.

In selecting  portfolio  companies,  the Fund's sub-adviser focuses on companies with  consistently  high  earnings and  above-average  core  assets,  selling at
relatively  low  market   valuations,   with  attractive   growth  and  momentum
characteristics.   The  Fund  will  normally  remain  fully  invested  in  these securities  at all  times,  subject to a minimum  cash  balance  maintained  for operational purposes.

The Fund's sub-adviser screens a broad universe of U.S. securities to identify a subset of issuers with ample trading  volume,  at least three years of operating history,  and market  capitalizations  similar to the  companies  in the Russell
2000(R) and Russell  2500(R)indices.  The  resulting  stocks are divided into 34 peer groups.  Within each group, the sub-adviser  identifies the most attractive stocks by considering a number of balance sheet and income  statement  criteria.
The sub-adviser  then chooses  securities  that attempt to maximize  returns and minimize risk relative to the blended  characteristics of the Russell 2000(R)and the Russell 2500(R)indices.

PRINCIPAL RISKS

You could lose all or a portion of your  investment  in the Fund.  Stock  prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity.

o    General Risks. When you sell your Fund shares,  they may be worth less than what you paid for them  because  the value of the Fund's  investments  will vary from day-to-day,  reflecting  changes in overall market conditions and the conditions of individual securities held by the Fund.

o    Common Stock  Risks.  The Fund invests  primarily in common  stocks,  which subjects the Fund and its  shareholders to the risks associated with common stock  investing.  These risks  include  the  financial  risk of  selecting individual companies that do not perform as anticipated,  the risk that the stock  markets  in  which  the  Fund  invests  may  experience  periods  of turbulence and  instability,  and the general risk that domestic and global economies may go through periods of decline and cyclical change.

o    Value Risk. The Fund invests in companies  that appear to be  "undervalued"
     in the  marketplace  (i.e.,  trading  at prices  below the  company's  true worth).  If the  Fund's  perceptions  of value are  wrong,  the  securities purchased may not perform as expected, reducing the Fund's return.

o    Small-Cap  Stock Risks.  The Fund  invests in  companies  with small market capitalizations (generally less than $1.5 billion). Because these companies are  relatively  small compared to large-cap  companies,  may be engaged in business  mostly  within their own  geographic  region and may be less well known  to the  investment  community,  they can have  more  volatile  share prices.  Also,  small companies often have less liquidity,  less management depth,  narrower market penetrations,  less diverse product lines and fewer resources  than larger  companies.  As a result,  their  stock  prices have greater volatility than large company securities.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock investing.

PAST PERFORMANCE AND EXPENSES

The bar chart below  displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Fund  performance  shown does not  reflect  Class A Shares  sales  charges,  but includes the reinvestment of dividends and capital gains.  Performance  would be lower if sales charges were  included.  Past  performance  does not guarantee or predict future results.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS - CLASS A SHARES
AS OF DECEMBER 31(1)

----------------------------------- --------------------------------------------
[graphic omitted]                    The Fund's cumulative year-to-date return
                                     through June 30, 2005 was __%
----------------------------------- --------------------------------------------

Highest and Lowest Returns
--------------------------------------------------------------------------------
Highest Performing Quarter:      __% in __ quarter of __
Lowest Performing Quarter:       __% in __ quarter of __
--------------------------------------------------------------------------------

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average annual returns for one-,  five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index.
In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Actual  after-tax  returns  depend on an investor's tax situation and may differ from those shown in the table. In addition,  the after-tax returns shown are not relevant  to  investors  who  hold  shares  of  the  Fund  through  tax-deferred arrangements,  such as 401(k) plans or individual retirement accounts. After-tax returns  for the  other  classes  of  shares  will  vary from the Class A Shares after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The Russell 2000(R)Index is a broad market index used for comparative purposes.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004

-----------------------------------------------  --------- --------- ----------
                                                  1 Year    5 Years   Life-of-
                                                                      Class(6)
-----------------------------------------------  --------- --------- ----------
Class A Return Before Taxes(2)                       %         %          %
-----------------------------------------------  --------- --------- ----------
Class A Return After Taxes on Distributions(3)       %         %          %
-----------------------------------------------  --------- --------- ----------
Class A Return After Taxes on Distributions          %         %          %
and Sale of Funds Shares(3), (4)
-----------------------------------------------  --------- --------- ----------
Class B Return Before Taxes(2)                       %         %          %
-----------------------------------------------  --------- --------- ----------
Class C Return Before Taxes(2)                       %         %          %
-----------------------------------------------  --------- --------- ----------
Institutional Class Return Before Taxes              %         %          %
-----------------------------------------------  --------- --------- ----------
Russell 2000(R) Index(5) (reflects no                %         %          %
deduction for fees, expenses, or taxes)
-----------------------------------------------  --------- --------- ----------
__________________________________

(1)  The Fund's shareholders approved the conversion of the Fund's No-Load Share
     Class to Class A Shares on June 23, 2000.  The returns  shown above reflect the  performance of the former No-Load Class for periods ending before June
     23, 2000, and Class A Shares thereafter. Since all the Fund's share classes are invested in the same  portfolio of securities,  investment  returns for each share  class will  differ only to the extent that each share class has different ongoing expenses and sales charges. Sales loads are not reflected in the performance bar chart. If they were, returns would be lower.

(2)  All Fund performance assumes  reinvestment of dividends and capitals gains, and reflects all applicable sales charges.

(3)  "After-tax"  returns are shown for only one class and after tax returns for other classes will vary.

(4)  A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.

(5)  The  Russell   2000(R)Index  is  a  widely  recognized,   unmanaged  market
     capitalization  weighted  index that measures the  performance of the 2,000
     smallest   companies   in  the  Russell   3000(R)Index,   which   represent
     approximately  8%  of  the  total  market  capitalization  of  the  Russell
     3000(R)Index.   The  Index  assumes   reinvestment  of  all  dividends  and
     distributions  and does not reflect any asset-based  charges for investment management  or  other  expenses.

(6)  The inception date of the Fund was November 25, 1996.

[The Annual Returns Bar-Chart and Table To Be Updated in 485(b) Filing]

Quaker Small-Cap Value Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

------------------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

-------------------------------------  ----------- ----------- ----------- ---------------
Sales charges (fees paid directly        Class A     Class B     Class C    Institutional
from your investment)                                                           Class
-------------------------------------  ----------- ----------- ----------- ---------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON PURCHASES(1)
(as a percentage of the
 offering price)                          5.50%       NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) (1)
(as a percentage of the original
 purchase price or redemption
 proceeds, whichever is lower)            NONE        5.00%       1.00%         NONE
-------------------------------------  ----------- ----------- ----------- ---------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON DIVIDENDS AND OTHER DISTRIBUTIONS      NONE        NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------
REDEMPTION FEES
(as a percentage of amount redeemed)      NONE        NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------
EXCHANGE FEES                             NONE        NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

-------------------------------------  ----------- ----------- ----------- ---------------
MANAGEMENT FEES(2),(3),(4)                0.77%       0.77%       0.77%         0.77%
-------------------------------------  ----------- ----------- ----------- ---------------
DISTRIBUTION (12b-1) FEES                 0.25%       1.00%       1.00%         NONE
-------------------------------------  ----------- ----------- ----------- ---------------
OTHER EXPENSES                            0.66%       0.66%       0.66%         0.66%
-------------------------------------  ----------- ----------- ----------- ---------------
TOTAL FUND OPERATING EXPENSES(3),(4)      1.68%       2.43%       2.43%         1.43%
-------------------------------------  ----------- ----------- ----------- ---------------
___________________________________

(1)  Please see "SHAREHOLDER  INFORMATION" on pages __ for an explanation of how and when these sales charges apply.

(2)  Management  fees  include a  subadvisory  fee of 0.90%  paid to the  Fund's sub-adviser, Aronson+Johnson+Ortiz,  LP. At a shareholder's meeting held on
     May 3, 2005, the Fund's shareholders approved the replacement of the Fund's performance-based  subadvisory fee structure to a fixed annual  subadvisory fee rate of 0.90% of the  average  daily net assets of the Fund.  Under the previous  performance-based  subadvisory fee structure, the Fund paid total advisory and subadvisory  fees equal to an aggregate of as much as 1.80% or as little as 0.60% of the Fund's average daily net assets, depending on the performance of the Fund during any 12-month period.

(3)  The  sub-adviser  to the Fund has  voluntarily  agreed to charge the Fund a subadvisory  fee rate of 0.85% on the  first $25  million  of assets of the
     Fund and 0.80% on all amounts in excess of $25 million,  in accordance with the  sub-adviser's  "most  favored  nation"  policy  that  provides  for  a subadvisory  fee based upon a rate no greater  than the lowest rate offered by the sub-adviser to another client with a similar  investment  objective.
     However,  in the event that the investment  advisory  services  provided to that client is  terminated,  the  subadvisory  fee rate offered to the Fund would revert to the contractual fee rate of 0.90% per annum.

(4)  The Adviser has voluntarily agreed to waive its advisory fees to the extent that the total  operating  expenses  of the Fund  (exclusive  of  interest, taxes,  brokerage  commissions  and other costs incurred in connection with the  purchase or sale of portfolio  securities,  and  extraordinary  items)
     exceed the annual rate of 2.60% for Class A Shares, 3.35% for Class B and C
     Shares, and 2.35% for Institutional Class Shares, of the average net assets of each class,  respectively.  The Adviser  currently  has no  intention to terminate this  arrangement,  although it may do so at any time in its sole discretion.

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example  assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes a 5% return each year,  with operating  expenses  staying the same.
Your actual returns and expenses may be different.

--------------------------------------------------------------------------------
Expenses of Hypothetical $10,000 Investment in
QUAKER SMALL-CAP VALUE FUND

If you redeem your shares at the end of the period,  your expenses for investing in the Fund would be:

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $711        $1,050        $1,412      $2,428
-------------------------- ----------- ------------- ------------ ------------
CLASS B                       $746        $1,058        $1,496     $2,494(2)
-------------------------- ----------- ------------- ------------ ------------
CLASS C                       $346         $758         $1,296      $2,766
-------------------------- ----------- ------------- ------------ ------------
INSTITUTIONAL CLASS           $146         $452          $782       $1,713
-------------------------- ----------- ------------- ------------ ------------

If you did not redeem your shares at the end of the period,  your  expenses  for investing in the Fund would be:

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $711        $1,050        $1,412      $2,428
-------------------------- ----------- ------------- ------------ ------------
CLASS B(1)                    $246         $758         $1,296     $2,494(2)
-------------------------- ----------- ------------- ------------ ------------
CLASS C(1)                    $246         $758         $1,296      $2,766
-------------------------- ----------- ------------- ------------ ------------
INSTITUTIONAL CLASS           $146         $452          $782       $1,713
-------------------------- ----------- ------------- ------------ ------------
______________________________

(1)  Assumes contingent deferred sales charge does not apply.

(2)  Class B Shares  automatically  convert to Class A Shares once the  economic equivalent  of  5.00%  sales  charge  is  recovered  by the  Fund  for each
     investment   account,   which  normally  occurs  7  years  after  purchase;
     therefore,  this  amount  assumes  conversion  of Class B Shares to Class A
     Shares after 7 years lowering your expenses from that time on.

[The Fees and Expense Table will be updated in the 485(b) Filing]

Quaker Small-Cap Value Fund

NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives,  primarily for hedging purposes. Derivatives are financial  instruments  which derive their value from the  performance of an underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Options.  An option is a contract  giving the owner the right to buy ("call option") or sell ("put  option") a security at a designated  price ("strike price") on a certain date.

o    Futures Contracts.  Futures contracts obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter  into  repurchase  agreements,  and  certain  other  types of futures,  options and derivatives with U.S. banks, qualified brokerage firms and other investors in over-the-counter  markets, not through any exchange. The Fund may experience  losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

The Fund may also invests its remaining  assets, if any, in equity securities of mid- and large-capitalization companies, cash and cash equivalents, such as U.S.
Government debt instruments and other unaffiliated mutual funds.

Furthermore,   under  abnormal  market  or  economic   conditions,   the  Fund's
sub-adviser may adopt a temporary  defensive  investment position in the market.
When the sub-adviser assumes such a position, cash reserves may be a significant percentage  (up to 100%)  of the  Fund's  total  net  assets.  When  assuming  a temporary defensive position, the Fund usually invests its cash reserves in U.S.
Government  debt  instruments,  other  unaffiliated  mutual funds (money  market funds) and repurchase agreements.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Mid-Cap Risks.  Investing in companies with mid-cap market  capitalizations involves  greater  risk than  investing  in larger  companies.  Their stock prices can rise very  quickly and drop  dramatically  in a short  period of time. This volatility results from a number of factors,  including reliance by these  companies on limited  product  lines,  markets and  financial and management  resources.  These and other factors may make mid-cap  companies more  susceptible to setbacks or downturns.  These companies may experience higher rates of bankruptcy or other  failures than larger  companies.  They may be more likely to be negatively  affected by changes in management.  In addition, the stock of a mid-cap company may be thinly traded.

o    Derivative  Instruments.  Derivatives  involve  substantial risk, because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large profit or loss.  The Fund may lose more than its initial investment.  If the Fund has a derivative  investment that  begins  to  deteriorate,  there  may be no way to sell  it and  avoid further  losses,  because  no buyer  may be  available.  In  addition,  the securities  underlying some  derivatives  may be illiquid.  The Fund may be forced to hold a position until exercise or expiration,  which could result in  losses.  Hedging,  by its  nature,  involves  predicting  the  probable direction of price movements;  if the Fund predicts  incorrectly,  it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging strategies will be successful.

o    Management  Risk.  The Fund is subject to management  risk because it is an actively  managed  investment  portfolio.  The  sub-adviser  will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee  that its  decisions  will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  In  addition,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital  gains  realized to  shareholders  each year to avoid  excise taxes under the U.S. Internal Revenue Code.

Geewax Terker Core Value Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital  appreciation through the prudent investment in securities  issued by  companies  considered  by the  sub-adviser  to be "value"
oriented companies. Current income is not a significant investment consideration and any  such  income  realized  will be  considered  incidental  to the  Fund's investment objective.

PRINCIPAL INVESTMENT STRATEGY

o    The Fund normally invests at least 80% of the Fund's total assets in common stocks or securities  convertible  into common stocks of companies that are included in the Russell 1000(R)Value Index.

o    Invests a majority of the Fund's assets in stocks of companies  with market capitalizations  comparable to the market  capitalizations of the companies in the Russell 1000(R)Value Index.

o    Invests in stocks of companies that have attractive  fundamental  valuation measures,  such as companies with low  price-to-earnings  or price-to-sales ratios.

o    Invests in stocks of companies or industry  groups that may be  temporarily out of favor.

o    Invests in stocks of companies that have undervalued or overlooked assets.

o    Allocates the Fund's investment portfolio among various industry sectors in approximately  the same  percentages as those industries are represented in the Russell 1000(R)Value Index.

The  Fund  will  generally  invest  for the  long  term  and  will,  under  most conditions,  stay at least 80% invested in securities.  However,  under abnormal market or  economic  conditions,  the Fund's  sub-adviser  may adopt a temporary defensive investment position in the market. When the sub-adviser assumes such a position,  cash  reserves may be a  significant  percentage  (up to 100%) of the
Fund's total net assets.  During times when the Fund holds a significant portion of its net assets in cash, it will not be investing  according to its investment objectives and the Fund's performance may be negatively affected as a result.

Mutual funds generally emphasize either "growth" or "value" styles of investing.
Growth  funds invest in companies  that  exhibit  faster-than-average  growth in revenues and earnings.  Value funds invest in companies that appear under-priced according to certain financial measurements of their intrinsic worth or business prospects,  such as low  price-to-earnings  and price-to-sales  ratios. The Fund primarily invests in "value" companies.

The Fund will  normally  invests its remaining  assets,  if any, in a variety of other  securities,  such as U.S.  Government  debt  instruments,  corporate debt
securities,   other  unaffiliated  mutual  funds,   commercial  paper,   bankers
acceptances and repurchase agreements.

The Fund's  sub-adviser  employs  fundamental  security  analysis of  individual companies  which have been  identified  through  the "bottom  up"  approach.  In selecting  stocks  for the Fund,  the  sub-adviser  engages  in its own  primary research,  and  focuses on the type of  business  engaged  in, the  pipeline  of products and services in development,  the financial strength of the company and its commitment to research and  development,  the validity and  marketability of the products and services, and the company's valuations in the marketplace.

The Fund's sub-adviser seeks to purchase financially strong companies trading at reasonable prices. As part of its fundamental research, the sub-adviser may rely upon specific  sources of information,  including  general economic and industry data as provided by the U.S.  Government,  various trade  associations and other sources, brokerage research reports, and published corporate financial data such as annual reports, 10-Ks, and quarterly statements, as well as direct interviews with company management. The sub-adviser also reviews traditional financial data such as price-sales and earnings  ratios,  returns on assets and equity,  market volatility of the company's securities, earnings growth vs. cash flow, and price to cash ratios.

PRINCIPAL RISKS

You could lose all or a portion of your  investment  in the Fund.  Stock  prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity.

o    General Risks. When you sell your Fund shares,  they may be worth less than what you paid for them  because  the value of the Fund's  investments  will vary from day-to-day,  reflecting  changes in overall market conditions and the conditions of individual securities held by the Fund.

o    Common Stock  Risks.  The Fund invests  primarily in common  stocks,  which subjects the Fund and its  shareholders to the risks associated with common stock  investing.  These risks  include  the  financial  risk of  selecting individual companies that do not perform as anticipated,  the risk that the stock  markets  in  which  the  Fund  invests  may  experience  periods  of turbulence and  instability,  and the general risk that domestic and global economies may go through periods of decline and cyclical change.

o    Value Risk. The Fund invests in companies that appear to be  value-oriented companies.  If the Fund's  perceptions of a company's  potential are wrong, the securities  purchased may not perform as expected,  reducing the Fund's return.  Further,  "value" stocks, in general, may lose favor in the market and under perform other types of securities.

o    Mid-Cap  Stock Risks.  The Fund invests in  companies  with mid-cap  market capitalizations  (from $1.5 to $6 billion).  Because  these  companies  are relatively  small compared to large-cap  companies,  they may be engaged in business  mostly  within their own  geographic  region and may be less well known to the investment  community.  Also,  these companies often have less liquidity,  less  management  depth,  narrower  market  penetrations,  less diverse  product  lines and fewer  resources  than larger  companies.  As a result of these factors,  mid-cap stock prices have greater volatility than large company securities.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital  appreciation, and who can tolerate the risks involved with stock investing.

PAST PERFORMANCE AND EXPENSES

The bar chart below  displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Fund  performance  shown does not  reflect  Class A Shares  sales  charges,  but includes the reinvestment of dividends and capital gains.  Performance  would be lower if sales charges were  included.  Past  performance  does not guarantee or predict future results.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS - CLASS A SHARES
AS OF DECEMBER 31(1)

----------------------------------- --------------------------------------------
[graphic omitted]                    The Fund's cumulative year-to-date return
                                     through June 30, 2005 was __%
----------------------------------- --------------------------------------------

Highest and Lowest Returns
--------------------------------------------------------------------------------
Highest Performing Quarter:      __% in __ quarter of __
Lowest Performing Quarter:       __% in __ quarter of __
--------------------------------------------------------------------------------

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average annual returns for one-year and life-of-class for each class of the Fund before taxes  compare to those of a  broad-based  securities  market  index.  In addition,  after-tax  returns are presented for Class A Shares of the Fund.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Actual  after-tax  returns  depend on an investor's tax situation and may differ from those shown in the table. In addition,  the after-tax returns shown are not relevant  to  investors  who  hold  shares  of  the  Fund  through  tax-deferred arrangements,  such as 401(k) plans or individual retirement accounts. After-tax returns  for the  other  classes  of  shares  will  vary from the Class A Shares after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The Russell  1000(R)Value  Index is a broad market index  consisting  of small-, mid- and large-cap companies used for comparative purposes.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004

-----------------------------------------------  ------------ ----------------
                                                    1 Year    Life-of-Class(6)
-----------------------------------------------  ------------ ----------------
Class A Return Before Taxes(2)                         %             %
-----------------------------------------------  ------------ ----------------
Class A Return After Taxes on Distributions(3)         %             %
-----------------------------------------------  ------------ ----------------
Class A Return After Taxes on Distributions            %             %
and Sale of Funds Shares(3), (4)
-----------------------------------------------  ------------ ----------------
Russell 1000(R) Value Index(5) (reflects no            %             %
deduction for fees, expenses, or taxes)
-----------------------------------------------  ------------ ----------------
__________________________________

(1)  Since all the Fund's share  classes are  invested in the same  portfolio of securities, investment returns for each share class will differ only to the extent  that each share  class has  different  ongoing  expenses  and sales charges.  Sales loads are not reflected in the  performance  bar chart.  If they were, returns would be lower.

(2)  All Fund performance assumes  reinvestment of dividends and capitals gains, and reflects all applicable sales charges.

(3)  "After-tax"  returns are shown for only one class and after tax returns for other classes will vary.

(4)  A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.

(5)  The Russell  1000(R)Value  Index is a widely  recognized,  unmanaged market capitalization index comprised of the largest 1000 companies represented in the Russell 3000(R)Index.  The Index currently represents approximately 92%
     of the market  capitalization  of the Russell  3000(R)Index,  with a market capitalization  range  from  $1.6  billion  to $4.0  billion.  The  Russell
     1000(R)Value  Index measures the  performance of those companies with lower price-to-book  ratios and lower forecasted growth values. The Index assumes reinvestment  of all dividends and  distributions  and does not reflect any asset-based charges for investment management or other expenses.

(6)  The inception date of the Fund was March 26, 2002.

[The Annual Returns Bar-Chart and Table To Be Updated in 485(b) Filing]

Geewax Terker Core Value Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

----------------------------------------------------  --------------------
Sales charges (fees paid directly from your                 Class A
investment)
----------------------------------------------------  --------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON                       5.50%
PURCHASES(1) (as a percentage of the offering
price)
----------------------------------------------------  --------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (1)                      NONE
(as a percentage of the original purchase price
or redemption proceeds, whichever is lower)
----------------------------------------------------  --------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON DIVIDENDS
AND OTHER DISTRIBUTIONS                                       NONE
----------------------------------------------------  --------------------
REDEMPTION FEES (as a percentage of amount redeemed)          NONE
----------------------------------------------------  --------------------
EXCHANGE FEES                                                 NONE
----------------------------------------------------  --------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
----------------------------------------------------  --------------------
MANAGEMENT FEES(2)                                           1.05%
----------------------------------------------------  --------------------
DISTRIBUTION (12b-1) FEES                                    0.25%
----------------------------------------------------  --------------------
OTHER EXPENSES                                               0.84%
----------------------------------------------------  --------------------
TOTAL FUND OPERATING EXPENSES(2)                             2.14%
----------------------------------------------------  --------------------
___________________________________

(1)  Please see "SHAREHOLDER  INFORMATION" on pages __ for an explanation of how and when these sales charges apply.

(2)  Management  fees  include a  subadvisory  fee of 0.75%  paid to the  Fund's sub-adviser,  Geewax,  Terker &  Co.  Effective  May 1, 2004,  both the
     Adviser  and  the  sub-adviser  have  voluntarily  agreed  to  waive  their
     management  fees  of  0.30%  and  0.75%   respectively.   The  Adviser  and
     sub-adviser  currently  have no intention to  terminate  this  arrangement, although they may do so at any time at their discretion.

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example  assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes a 5% return each year,  with operating  expenses  staying the same.
Your actual returns and expenses may be different.

--------------------------------------------------------------------------------
Expenses of Hypothetical $10,000 Investment in
GEEWAX TERKER CORE VALUE FUND

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $755        $1,183        $1,636      $2,886
-------------------------- ----------- ------------- ------------ ------------

[The Fees and Expense Table will be updated in the 485(b) Filing]

Geewax Terker Core Value Fund

NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives,  primarily for hedging purposes. Derivatives are financial  instruments  which derive their value from the  performance of an underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Options.  An option is a contract  giving the owner the right to buy ("call option") or sell ("put  option") a security at a designated  price ("strike price") on a certain date.

o    Futures Contracts.  Futures contracts obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter  into  repurchase  agreements,  and  certain  other  types of futures,  options and derivatives with U.S. banks, qualified brokerage firms and other investors in over-the-counter  markets, not through any exchange. The Fund may experience  losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Small-Cap   Risks.   Investing   in   companies   with   small-cap   market
     capitalizations  involves greater risk than investing in larger  companies.
     Their stock prices can rise very quickly and drop  dramatically  in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and  management  resources.  These and  other  factors  may make  small-cap companies more  susceptible to setbacks or downturns.  These  companies may experience  higher  rates of  bankruptcy  or  other  failures  than  larger companies.  They may be more likely to be negatively affected by changes in management.  In  addition,  the stock of a small-cap  company may be thinly traded.

o    Derivative  Instruments.  Derivatives  involve  substantial risk, because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large profit or loss.  The Fund may lose more than its initial investment.  If the Fund has a derivative  investment that  begins  to  deteriorate,  there  may be no way to sell  it and  avoid further  losses,  because  no buyer  may be  available.  In  addition,  the securities  underlying some  derivatives  may be illiquid.  The Fund may be forced to hold a position until exercise or expiration,  which could result in  losses.  Hedging,  by its  nature,  involves  predicting  the  probable direction of price movements;  if the Fund predicts  incorrectly,  it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging strategies will be successful.

o    Management  Risk.  The Fund is subject to management  risk because it is an actively  managed  investment  portfolio.  The  sub-adviser  will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee  that its  decisions  will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  In  addition,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital  gains  realized to  shareholders  each year to avoid  excise taxes under the U.S. Internal Revenue Code.

FIXED INCOME FUND

Quaker Fixed Income Fund

INVESTMENT OBJECTIVE

The Fund seeks current income, preservation of capital and maximization of total returns through active management of predominantly investment grade fixed income securities.  Total  return is  derived  by  combining  the total  changes in the principal  value of all the  Fund's  investments  with the total  dividends  and interest paid to the Fund.

PRINCIPAL INVESTMENT STRATEGY

o    The Fund  normally  invests  at least 80% of the Fund's  total  assets in a variety of debt  securities,  including  U.S.  Government  notes and bonds,
     corporate   notes   and   bonds,   collateralized   mortgage   obligations,
     asset-backed securities and floating rate notes.

o    The Fund will  lengthen the duration* of the Fund's  portfolio  when yields appear  abnormally  high  and  shorten  the  duration  when  yields  appear abnormally low.

o    Change the average  maturity  structure  of the Fund to take  advantage  of shifts in the general interest rate environment.

o    Structure  the Fund's  portfolio to take  advantage of  differences  in the relative  valuation of U.S.  Treasury  securities  versus  mortgage  backed securities,  asset  backed  securities,  corporate  bonds  and U.S.  agency securities; and investing predominately in "investment grade" securities as defined by Moody's  Investors  Service,  Inc.  ("Moody's") or other similar service, or if no rating exists, of equivalent quality as determined by the
     Adviser under the Supervision of the Board of Trustees.

     *    Duration.  "Duration" is not the same as "maturity".  Duration  weighs all potential cash flows - principal, interest and reinvestment income
          - on an expected  present  value basis,  to determine  the  "effective maturity"  of the  security as opposed to the stated  maturity.  Using such an  analysis,  a security  with a maturity  of ten years may only have a duration of six years.

--------------------------------------------------------------------------------
Bond Rating:

Moody's,  an  independent  rating  organization,  analyzes and  evaluates a bond issuer's credit history and ability to repay debts.  Based on those assessments, it assigns letter grades that reflect the issuer's creditworthiness.  Ratings of
Baa3 and higher are considered to be "investment  grade." Ratings below Baa3 are considered below investment grade.
--------------------------------------------------------------------------------

PRINCIPAL RISKS

You could  lose all or a portion of your  investment  in the Fund.  Bond  prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity.

o    General Risks. When you sell your Fund shares,  they may be worth less than what you paid for them  because  the value of the Fund's  investments  will vary from day-to-day,  reflecting  changes in overall market conditions and the conditions of individual securities held by the Fund.

o    Interest Rate Risk.  The Fund invests in debt  instruments.  Generally,  as interest rates rise, the price value of debt securities falls.

o    Credit  Risk.  The  Fund  invests  in  debt  securities  of  non-guaranteed entities.  Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer's securities.

o    Time Risk. The Fund invests  according to certain duration  targets,  which may change from time to time. The longer the portfolio's  overall duration, the  greater  the risk of adverse  price  changes.  Also,  portfolios  with greater duration periods tend to experience more volatile price movements.

An  investment  in the Fund is not a  deposit  of a bank and is not  insured  or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want current income and  preservation of capital, and who can tolerate the risks involved with fixed-income securities investing.

PAST PERFORMANCE AND EXPENSES

The bar chart below  displays the annual return of the Fund over the lifetime of the Fund. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Fund  performance  shown does not  reflect  Class A Shares  sales  charges,  but includes the reinvestment of dividends and capital gains.  Performance  would be lower if sales charges were  included.  Past  performance  does not guarantee or predict future results.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS - CLASS A SHARES
AS OF DECEMBER 31(1)

----------------------------------- --------------------------------------------
[graphic omitted]                    The Fund's cumulative year-to-date return
                                     through June 30, 2005 was __%
----------------------------------- --------------------------------------------

Highest and Lowest Returns
--------------------------------------------------------------------------------
Highest Performing Quarter:      __% in __ quarter of __
Lowest Performing Quarter:       __% in __ quarter of __
--------------------------------------------------------------------------------

The table  shows  the risks of  investing  in the Fund by  illustrating  how the average annual returns for one-,  five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index.
In addition, after-tax returns are presented for Class A Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Actual  after-tax  returns  depend on an investor's tax situation and may differ from those shown in the table. In addition,  the after-tax returns shown are not relevant  to  investors  who  hold  shares  of  the  Fund  through  tax-deferred arrangements,  such as 401(k) plans or individual retirement accounts. After-tax returns  for the  other  classes  of  shares  will  vary from the Class A Shares after-tax  returns shown.  Past  performance  (before and after taxes) is not an indication of future results.

The  Lehman  Brothers  Intermediate  Aggregate  Index  is a broad  market  index consisting  of various  types of fixed income  securities  used for  comparative purposes.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004

-----------------------------------------------  --------- --------- ----------
                                                  1 Year    5 Years   Life-of-
                                                                      Class(6)
-----------------------------------------------  --------- --------- ----------
Class A Return Before Taxes(2)                       %         %          %
-----------------------------------------------  --------- --------- ----------
Class A Return After Taxes on Distributions(3)       %         %          %
-----------------------------------------------  --------- --------- ----------
Class A Return After Taxes on Distributions          %         %          %
and Sale of Funds Shares(3), (4)
-----------------------------------------------  --------- --------- ----------
Class B Return Before Taxes(2)                       %         %          %
-----------------------------------------------  --------- --------- ----------
Class C Return Before Taxes(2)                       %         %          %
-----------------------------------------------  --------- --------- ----------
Institutional Class Return Before Taxes              %         %          %
-----------------------------------------------  --------- --------- ----------
Lehman Brothers Intermediate Aggregate Index(5)      %         %          %
(reflects no deduction for fees, expenses,
 or taxes)
-----------------------------------------------  --------- --------- ----------
__________________________________

(1)  The Fund's shareholders approved the conversion of the Fund's No-Load Share
     Class to Class A Shares on June 23, 2000.  The returns  shown above reflect the  performance of the former No-Load Class for periods ending before June
     23, 2000, and Class A Shares thereafter. Since all the Fund's share classes are invested in the same  portfolio of securities,  investment  returns for each share  class will  differ only to the extent that each share class has different ongoing expenses and sales charges. Sales loads are not reflected in the performance bar chart. If they were, returns would be lower.

(2)  All Fund performance assumes  reinvestment of dividends and capitals gains, and reflects all applicable sales charges.

(3)  "After-tax"  returns are shown for only one class and after tax returns for other classes will vary.

(4)  A negative  "Return  Before Taxes"  translates  into a higher "Return After
     Taxes on  Distributions  and Sale of Fund Shares" because this  calculation assumes that a  shareholder  received a tax deduction for the loss incurred on the sale of the shares.

(5)  The  Lehman  Brothers  Intermediate  Aggregate  Index  is  a  comprehensive benchmark  that measures the  performance  of  intermediate  maturity range
     (from 1 year up to, but not including, 10 years) of U.S. domestic, taxable, investment grade fixed rate government and corporate  securities,  mortgage pass-through securities, and asset-backed securities.

(6)  The inception date of the Fund was November 25, 1996.

[The Annual Returns Bar-Chart and Table To Be Updated in 485(b) Filing]

Quaker Fixed Income Fund

Fund investors pay various  expenses either  directly or indirectly.  This table shows the expenses  for the past year,  adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

------------------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND
------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

-------------------------------------  ----------- ----------- ----------- ---------------
Sales charges (fees paid directly        Class A     Class B     Class C    Institutional
from your investment)                                                           Class
-------------------------------------  ----------- ----------- ----------- ---------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON PURCHASES(1)
(as a percentage of the
 offering price)                          5.50%       NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------
MAXIMUM DEFERRED SALES
CHARGE (LOAD) (1)
(as a percentage of the original
 purchase price or redemption
 proceeds, whichever is lower)            NONE        5.00%       1.00%         NONE
-------------------------------------  ----------- ----------- ----------- ---------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON DIVIDENDS AND OTHER DISTRIBUTIONS      NONE        NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------
REDEMPTION FEES
(as a percentage of amount redeemed)      NONE        NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------
EXCHANGE FEES                             NONE        NONE        NONE          NONE
-------------------------------------  ----------- ----------- ----------- ---------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

-------------------------------------  ----------- ----------- ----------- ---------------
MANAGEMENT FEES(2)                        0.65%       0.65%       0.65%         0.65%
-------------------------------------  ----------- ----------- ----------- ---------------
DISTRIBUTION (12b-1) FEES                 0.25%       1.00%       1.00%         NONE
-------------------------------------  ----------- ----------- ----------- ---------------
OTHER EXPENSES                            0.94%       0.94%       0.94%         0.94%
-------------------------------------  ----------- ----------- ----------- ---------------
TOTAL FUND OPERATING EXPENSES             1.84%       2.59%       2.59%         1.31%
-------------------------------------  ----------- ----------- ----------- ---------------
___________________________________

(1)  Please see "SHAREHOLDER  INFORMATION" on pages __ for an explanation of how and when these sales charges apply.

(2)  Management  fees  include a  subadvisory  fee of 0.35% on assets up to $100 million and 0.30% on assets in excess of $100  million,  paid to the Fund's sub-adviser, Andres Capital Management. Effective July 11, 2005, the Fund's
     subadvisory  arrangement  with Andres Capital  Management  was  effectively terminated,  and  the  Adviser  will  be  responsible  for  the  day-to-day investment  management  of the Fund.  As a result,  the Adviser will retain such  subadvisory  fees previously paid to Andres Capital  Management.  For more information  regarding the investment  management of the Fund,  please refer to "Management of the Funds - Sub-Advisers and Portfolio Managers" of
     this Prospectus.

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example  assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes a 5% return each year,  with operating  expenses  staying the same.
Your actual returns and expenses may be different.

--------------------------------------------------------------------------------
Expenses of Hypothetical $10,000 Investment in
QUAKER FIXED INCOME FUND

If you redeem your shares at the end of the period,  your expenses for investing in the Fund would be:

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $604         $979         $1,379      $2,492
-------------------------- ----------- ------------- ------------ ------------
CLASS B                       $762        $1,105        $1,575     $2,657(2)
-------------------------- ----------- ------------- ------------ ------------
CLASS C                       $362         $805         $1,375      $2,925
-------------------------- ----------- ------------- ------------ ------------
INSTITUTIONAL CLASS           $162         $502          $866       $1,889
-------------------------- ----------- ------------- ------------ ------------

If you did not redeem your shares at the end of the period,  your  expenses  for investing in the Fund would be:

-------------------------- ----------- ------------- ------------ ------------
                            One Year    Three Years   Five Years   Ten Years
-------------------------- ----------- ------------- ------------ ------------
CLASS A                       $604         $979         $1,378      $2,492
-------------------------- ----------- ------------- ------------ ------------
CLASS B(1)                    $262         $805         $1,375     $2,657(2)
-------------------------- ----------- ------------- ------------ ------------
CLASS C(1)                    $262         $805         $1,375      $2,925
-------------------------- ----------- ------------- ------------ ------------
INSTITUTIONAL CLASS           $162         $502          $866       $1,889
-------------------------- ----------- ------------- ------------ ------------
______________________________

(1)  Assumes contingent deferred sales charge does not apply.

(2)  Class B Shares  automatically  convert to Class A Shares once the  economic equivalent  of  5.00%  sales  charge  is  recovered  by the  Fund  for each
     investment   account,   which  normally  occurs  7  years  after  purchase;
     therefore,  this  amount  assumes  conversion  of Class B Shares to Class A
     Shares after 7 years lowering your expenses from that time on.

[The Fees and Expense Table will be updated in the 485(b) Filing]

Quaker Fixed Income Fund

NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In  addition  to the  principal  strategies  stated  above,  the  following  are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding  voting securities of any one issuer.  No more than 25% of the Fund's total assets will be invested in any one industry.

The  Fund  may  from  time  to time  utilize  certain  sophisticated  investment techniques,  including derivatives,  primarily for hedging purposes. Derivatives are financial  instruments  which derive their value from the  performance of an underlying  asset--another security, a commodity, or an index. Examples of these include:

o    Options.  An option is a contract  giving the owner the right to buy ("call option") or sell ("put  option") a security at a designated  price ("strike price") on a certain date.

o    Futures Contracts.  Futures contracts obligate one party to deliver and the other party to purchase a specific  quantity of a commodity  or a financial instrument at a designated future date, time and place. Stock index futures contracts  call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter  into  repurchase  agreements,  and  certain  other  types of futures,  options and derivatives with U.S. banks, qualified brokerage firms and other investors in over-the-counter  markets, not through any exchange. The Fund may experience  losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o    Derivative  Instruments.  Derivatives  involve  substantial risk, because a relatively  small change in the  security or index  underlying a derivative can produce a  disproportionately  large profit or loss.  The Fund may lose more than its initial investment.  If the Fund has a derivative  investment that  begins  to  deteriorate,  there  may be no way to sell  it and  avoid further  losses,  because  no buyer  may be  available.  In  addition,  the securities  underlying some  derivatives  may be illiquid.  The Fund may be forced to hold a position until exercise or expiration,  which could result in  losses.  Hedging,  by its  nature,  involves  predicting  the  probable direction of price movements;  if the Fund predicts  incorrectly,  it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging strategies will be successful.

o    Management  Risk.  The Fund is subject to management  risk because it is an actively  managed  investment  portfolio.  The  sub-adviser  will apply its investment  techniques and risk analyses in making investment decisions for the Fund,  but there is no guarantee  that its  decisions  will produce the intended result.

PORTFOLIO TURNOVER

The Fund's  portfolio  turnover rate will  fluctuate  from year to year, and the
Fund may have a portfolio  turnover rate of more than 100% annually.  "Portfolio turnover"  describes the rate at which the Fund traded its portfolio  securities during its last fiscal year. For example, if the Fund sold all of its securities during the year,  its portfolio  turnover  rate would have been 100%.  Increased portfolio  turnover creates higher brokerage and transaction costs for the Fund, which may reduce its  overall  performance.  In  addition,  the  realization  of capital gains from selling  portfolio  securities may result in distributions of taxable capital gains to shareholders,  since the Fund will normally  distribute all of its capital  gains  realized to  shareholders  each year to avoid  excise taxes under the U.S. Internal Revenue Code.

Management of the Funds

INVESTMENT ADVISER

Quaker Funds,  Inc.  ("Adviser"),  309 Technology Drive,  Malvern,  Pennsylvania
19355,  serves as the  investment  adviser  to each of the  Funds.  The  Adviser provides its advisory services pursuant to an investment advisory agreement with
Quaker Investment Trust (the "Trust"). The Adviser is a corporation incorporated under the laws of the State of  Delaware,  and is  registered  as an  investment adviser with the U.S.  Securities  and  Exchange  Commission  ("SEC")  under the
Investment Advisers Act of 1940, as amended (the "Advisers Act").

As  investment  adviser  to the  Funds,  the  Adviser  has  overall  supervisory responsibility  for: (i) the general  management  and  investment of each Fund's securities portfolio;  (ii) the evaluation,  selection and recommendation to the
Board of Trustees of the hiring,  termination and replacement of sub-advisers to manage  the  assets of a Fund;  (iii)  overseeing  and  monitoring  the  ongoing performance of the  sub-advisers of the Funds,  including their  compliance with the investment  objectives,  policies and restrictions of those Funds;  (iv) the implementation of procedures and policies to ensure that the sub-advisers comply with the Fund's investment objectives,  policies and restrictions;  and (v) with respect to Quaker Fixed Income Fund, the investment of that Fund's portfolio and compliance with that Fund's objectives, policies and restrictions.

Each Fund pays the Adviser and  sub-adviser  management  fees for  managing  the
Fund's  investments  that are  calculated  as a percentage  of the Fund's assets under management.  The following  represents total advisory and subadvisory fees paid by the Funds for the fiscal year ended June 30, 2005:

--------------------------------------------------------------------------------
 Name of Fund                            Total Advisory and Subadvisory Fee Paid
                                          as a Percentage of Average Net Assets
--------------------------------------------------------------------------------
 Quaker Strategic Growth Fund                            1.30%
--------------------------------------------------------------------------------
 Quaker Core Equity Fund                                 1.05%
--------------------------------------------------------------------------------
 Quaker Small-Cap Growth Fund                            1.05%
--------------------------------------------------------------------------------
 Quaker Capital Opportunities Fund                      [___%](1)
--------------------------------------------------------------------------------
 Quaker Biotech Pharma-Healthcare Fund                   1.45%
--------------------------------------------------------------------------------
 Quaker Small-Cap Trend Fund                            [___%](2)
--------------------------------------------------------------------------------
 Quaker Mid-Cap Value Fund                               1.05%(3)
--------------------------------------------------------------------------------
 Quaker Small-Cap Value Fund                            [___%](4)
--------------------------------------------------------------------------------
 Geewax Terker Core Value Fund                          [___%](5)
--------------------------------------------------------------------------------
 Quaker Fixed Income Fund                               [___%](6)
--------------------------------------------------------------------------------
______________________

(1)  Prior  to May 3,  2005,  Quaker  Capital  Opportunities  Fund  paid  (i) an advisory fee equal to 0.30%  annualized,  of the Fund's  average  daily net assets,  and (ii) a subadvisory fee that consisted of two  components.  The first  component  of the  subadvisory  fee was a base  fee  equal  to 0.75%
     annualized,  of the Fund's daily net assets,  averaged  over the  preceding
     12-month rolling period. The second component was a performance  adjustment that either increased or decreased the base fee,  depending on how the Fund had performed relative to its benchmark,  the S&P 500(R)Index ("S&P
     Index"). Based on the Fund's investment performance compared to the S&P
     Index for the preceding  12-month period,  the Fund's  subadvisory base fee would  increase to as high as 1.25% or decrease to as low as 0.3416% of the
     Fund's  daily net assets,  averaged  over the  preceding  12-month  rolling
     period.   However,   effective   May  3,  2005,   the  Fund   replaced  the
     performance-based  subadvisory  fee rate with a fixed annual fee rate after the new subadvisory fee structure was approved by the Fund's  shareholders.
     Under the current advisory fee structure,  the Fund pays total advisory and subadvisory  fees of 1.05%  annualized,  of the  Fund's  average  daily net assets.

(2)  Under the current  advisory fee  structure,  the total annual  advisory and subadvisory  fee rates for Quaker  Small-Cap Trend Fund is 1.20% for assets under  management  of up  to  $100  million,  and  1.10%  of  assets  under management in excess of $100 million.  However,  since the Fund's inception through  October  28,  2004,  the Adviser  voluntarily  agreed to waive its advisory fees to the extent that the total  operating  expenses of the Fund
     (exclusive  of  interest,  taxes,  brokerage  commissions  and other  costs incurred in connection  with the purchase or sale of portfolio  securities, and  extraordinary  items)  exceed  the  annual  rate of 2.05%  for Class A
     Shares, 2.80% for Class C Shares, and 1.80% for Institutional Class Shares,
     of the average net assets of each class,  respectively.  Effective  October
     28, 2004, the Adviser has voluntarily  agreed to waive its advisory fees to the extent  that the total  operating  expenses of the Fund  (exclusive  of
     interest,   taxes,  brokerage  commissions  and  other  costs  incurred  in
     connection  with  the  purchase  or  sale  of  portfolio  securities,   and
     extraordinary  items)  exceed the annual  rate of 2.15% for Class A Shares,
     2.90% for Class C Shares, and 1.90% for Institutional  Class Shares, of the
     average net assets of each class,  respectively.  The Adviser currently has no intention to terminate  this  arrangement,  although it may do so at any time in its sole discretion.

(3)  At a shareholder's  meeting held on May 3, 2005, the shareholders of Quaker
     Mid-Cap Value Fund approved a new  investment  subadvisory  agreement  with
     Global Capital  Management,  Inc., to replace Schneider Capital  Management
     ("Schneider")  as  sub-adviser to the Fund. The terms of the new investment subadvisory  agreement approved by the Fund's shareholders is substantially similar to the previous  subadvisory  agreement  with  Schneider,  with the advisory and subadvisory fee rates payable by the Fund remaining the same.

(4)  Prior to May 3, 2005,  Quaker Small-Cap Value Fund paid (i) an advisory fee equal to 0.30% annualized, of the Fund's average daily net assets, and (ii)
     a subadvisory fee that consisted of two components.  The first component of the subadvisory fee was a base fee equal to 0.90% annualized, of the Fund's daily net assets,  averaged over the preceding 12-month rolling period. The second  component was a  performance  adjustment  that either  increased or decreased the base fee, depending on how the Fund had performed relative to its benchmark,  the Russell  2000(R)Index  ("Russell Index").  Based on the
     Fund's  investment  performance  compared  to the  Russell  Index  for  the preceding  12-month period,  the Fund's subadvisory base fee would increase to as high as 1.50% or decrease to as low as 0.30% of the Fund's  daily net assets,  averaged  over the preceding  12-month  rolling  period.  However, effective May 3, 2005, the Fund replaced the performance-based  subadvisory fee  rate  with a fixed  annual  fee rate  after  the new  subadvisory  fee structure  was  approved  by the  Fund's  shareholders.  Under the  current advisory fee  structure,  Quaker  Small-Cap  Value Fund pays Adviser  total advisory and  subadvisory  fees of 1.20% (0.30% to Adviser and 0.90% to the sub-adviser)  annualized,  of the  Fund's  average  daily net  assets.  The sub-adviser to Quaker Small-Cap Value Fund has voluntarily agreed to charge the Fund a subadvisory  fee rate of 0.85% on the first $25 million of assts of the  Fund  and  0.80%  on all  amounts  in  excess  of $25  million,  in accordance  with  the  sub-adviser's  "most  favored  nation"  policy  that provides for a subadvisory fee based upon a rate no greater than the lowest rate offered by the sub-adviser to another client with a similar investment objective.  However,  in the event that the  investment  advisory  services provided to that client are  terminated,  the subadvisory fee rates offered to Quaker  Small-Cap Value Fund would revert to the contractual fee rate of
     0.90% per annum.  Further,  the Adviser has voluntarily agreed to waive its advisory fees to the extent that the total  operating  expenses of the Fund
     (exclusive  of  interest,  taxes,  brokerage  commissions  and other  costs incurred in connection  with the purchase or sale of portfolio  securities, and  extraordinary  items)  exceed  the  annual  rate of 2.60%  for Class A
     Shares,  3.35% for Class B and C Shares, and 2.35% for Institutional  Class
     Shares, of the average net assets of each class, respectively.  The Adviser currently has no intention to terminate this  arrangement,  although it may do so at any time in its sole discretion.

(5)  Under  the  current   advisory  fee  structure,   the  total  advisory  and
     subadvisory   fee  rates  for  Geewax  Terker  Core  Value  Fund  is  1.05%
     annualized, of the Fund's average daily net assets. However,  effective May
     1, 2004, both the Adviser and the sub-adviser  have  voluntarily  agreed to waive their  management fees of 0.30% and 0.75%  respectively.  The Adviser and sub-adviser  currently have no intention to terminate this arrangement, although they may do so at any time at their discretion.

(6)  Under the current  advisory fee  structure,  the total annual  advisory fee rates for Quaker Fixed Income Fund is 0.65% for assets under  management of up to $100 million,  and 0.60% of assets under management in excess of $100 million.

BOARD OF TRUSTEES' APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

At a  meeting  held in person  on  February  10,  2005,  the Board of  Trustees, including the disinterested  Trustees of the Board,  unanimously  approved (i) a new  investment  advisory  agreement  with the Adviser,  and (ii) new investment subadvisory  agreements with each Fund's respective  sub-advisers.  A discussion regarding  the basis  for the  Board of  Trustees'  approval  of the  investment advisory and subadvisory  agreements is available in the Funds' annual report to shareholders  for the fiscal year ended June 30, 2005, which is available on the
Trust's website at http://www.quakerfunds.com.

SUB-ADVISERS AND PORTFOLIO MANAGERS

Adviser  may,  with  the  prior  approval  of the  Board  of  Trustees  and  the shareholders  of the  relevant  Fund,  engage  persons or  entities  to serve as investment  sub-advisers  to one or more Funds. In the event that the SEC issues an exemptive  order  permitting  the Trust and the Adviser to adopt a manager of managers structure,  the Adviser may, without shareholder  approval,  subject to certain  conditions  and with the approval of the Board of  Trustees,  (i) hire, terminate or replace investment  sub-advisers for the Funds, and (ii) change the terms of a  subadvisory  arrangement,  unless  such  change  would  result in an increase in the overall  management  and  advisory  fees  payable by the Fund as previously approved by the shareholders.

The  Adviser  has  entered  into  separate  subadvisory   agreements  with  each
sub-adviser and compensates each sub-adviser out of the investment advisory fees it  receives  from the  applicable  Fund.  Each  sub-adviser  has  discretionary responsibility for investment of the Fund's assets and the portfolio  management of the Fund.

The  following  sub-advisers  and  portfolio  managers are  responsible  for the day-to-day portfolio management of the respective Funds:

Quaker Strategic Growth Fund

DG Capital Management,  Inc. ("DG Capital"),  located at 101 Arch Street,  Suite
650, Boston,  Massachusetts 02110, serves as the sub-adviser to Quaker Strategic
Growth Fund.  DG Capital is  registered  with the SEC as an  investment  adviser pursuant to the Advisers Act, and specializes in equity management. As of August
31, 2005, the firm had approximately $1.29 billion of assets under management.

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of the Fund:

     Manu Daftary,  CFA - President and Chief Investment  Officer of DG Capital.
     Mr.  Daftary  has been a manager  of the Fund since its  inception.  He has primary  responsibility  for the  investments  of the  Fund.  He has  final authority over all aspects of the Fund's  investment  portfolio,  including but not limited to, purchase and sale of individual  securities,  portfolio risk  assessment,  and the  management of daily cash balances in accordance with anticipated management requirements.

     Chris  Perras,  CFA - Portfolio  Manager.  Mr. Perras has been an assistant manager  of the Fund  since  2002,  providing  research  and  advice on the purchase and sale of individual securities,  and portfolio risk assessment.
     From April 1999 to June 2002,  Mr. Perras was part of a management  team at
     AIM  Capital  Management  that was  responsible  for the AIM  Opportunities
     Long/Short funds and AIM's hedge fund products.

Quaker Core Equity Fund,  Quaker  Small-Cap  Growth Fund, and Geewax Terker Core
Value Fund

Geewax, Terker & Co. ("G.T.C."), located at 414 Old Baltimore Pike, P.O. Box
2700,  Chadds Ford,  Pennsylvania  19317,  serves as the  sub-adviser to each of
Quaker Core Equity Fund,  Quaker  Small-Cap  Growth Fund, and Geewax Terker Core
Value Fund.  G.T.C. was organized as a Pennsylvania  partnership in 1982, and is registered with the SEC as an investment  adviser  pursuant to the Advisers Act.
As an investment  advisory firm, G.T.C. has been rendering  investment  advisory services  to other  individuals,  pension  and  profit  sharing  plans,  trusts, estates,  charitable organizations and corporations since 1987. As of August 31,
2005, the firm had approximately $2.0 billion of assets under management.

The following individual is primarily  responsible for the day-to-day management of the Funds:

     John J. Geewax - Portfolio Manager and General Partner of G.T.C. Mr. Geewax
     has been a portfolio  manager of the Funds since the inception of the Fund.
     Mr. Geewax has primary  responsibility for the investments of each Fund. He has final authority over all aspects of each Fund's  investment  portfolio, including but not limited to,  purchase and sale of individual  securities, portfolio  risk  assessment,  and the  management of daily cash balances in accordance with anticipated management requirements.

Quaker Capital Opportunities Fund

Knott Capital Management  ("Knott Capital"),  located at 224 Valley Creek Blvd.,
Suite  100,   Exton,   PA  19341,   serves  as  sub-adviser  to  Quaker  Capital
Opportunities  Fund.  Knott Capital was  established in December of 1998, and is registered with the SEC as an investment  adviser  pursuant to the Advisers Act.
As an investment  advisory  firm,  Knott Capital has been  rendering  investment advisory  services to other  individuals,  pension and profit sharing plans, and trusts  since  1998.  As of August 31,  2005,  the firm had  approximately  $615 million of assets under management.

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of the Fund:

     Charles A. Knott - Chairman,  Chief Investment Officer and founder of Knott
     Capital.  Mr. Knott has served as the manager of the Fund since  January of
     2001. Mr. Knott has primary responsibility for the investments of the Fund.
     He has final authority over all aspects of the Fund's investment portfolio.

     J. Michael Barron - Chief Executive  Officer and Portfolio Manager of Knott
     Capital.  Mr.  Barron has served as a portfolio  manager for the Fund since
     January of 2001,  providing research and advice on the purchase and sale of individual  securities,  and portfolio risk  assessment.  Mr. Barron has 10 years of investment industry experience. From 1998 to 2000, he was Director of Real Estate  Securities  for INVESCO  overseeing  the  management  of $1 billion dollars in client assets.

Quaker Biotech Pharma-Healthcare Fund

Sectoral Asset Management,  Inc.  ("S.A.M."),  located at 1000 Sherbrooke Street
West,  Suite 2120,  Montreal,  Quebec H3A 3G4,  serves as  sub-adviser to Quaker
Biotech  Pharma-Healthcare  Fund. S.A.M. is registered as an investment  adviser with the SEC under the Advisers Act, and provides  investment  advisory services to institutional  clients.  As of June 30, 2005, the firm had approximately $2.2 billion of assets under management. S.A.M. is a 100% employee owned and operated corporation,  and its majority  shareholders  are Messrs.  Jerome Pfund, CFA and
Michael Sjostrom CFA.

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of the Fund:

     Michael Sjostrom,  CFA - Chief Investment  Officer and co-founder of S.A.M.
     Mr.  Sjostrom has served as the manager of the Fund since the  inception of the Fund. Mr.  Sjostrom has primary  responsibility  for the investments of the Fund. He has final authority over all aspects of the Fund's  investment portfolio.  Prior to  joining  S.A.M.,  Mr.  Sjostrom  served as  portfolio manager of Pictet Global  Sector  Biotech Fund since its inception in 1994, and headed  the  pharmaceutical  analyst  team for  Pictet  &  Cie from
     1994-2000.

     Stephan  Patten - Portfolio  Manager.  Mr. Patten has served as a portfolio manager  for the Fund  since  2004,  providing  research  and advice on the purchase and sale of individual securities,  and portfolio risk assessment.
     Mr.  Patten joined S.A.M.  in July 2001 as an Assistant  Portfolio  Manager
     focusing on the firm's long/short funds.

Quaker Small-Cap Trend Fund

TrendStar Advisors, LLC ("TrendStar"),  located at 7300 College Blvd. Suite 308,
Overland Park, Kansas 66210, has served as sub-adviser to Quaker Small-Cap Trend
Fund since the Fund's  inception.  TrendStar  is  registered  with the SEC as an investment  adviser  pursuant to the  Advisers  Act, and  specializes  in equity management.  As of August 31, 2005, the firm had  approximately  $281 million of assets under management.

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of the Fund:

     Thomas W.  Laming -  President,  Chief  Investment  Officer  and founder of
     TrendStar.  Mr. Laming has served as the lead portfolio manager of the Fund since the Fund's inception.  Mr. Laming has primary  responsibility for the investments  of the Fund.  He has final  authority  over all aspects of the
     Fund's investment portfolio. Prior to founding TrendStar, Mr. Laming served as Senior Vice  President  and  portfolio  manager with  Kornitzer  Capital
     Management, Inc. ("Kornitzer"), in Shawnee Mission, Kansas, which he joined in January 1993.

     James R. McBride - Vice President and co-founder of TrendStar.  Mr. McBride has served as portfolio manager of the Fund since the Fund's inception. Mr.
     McBride  works  closely with Mr.  Laming to provide  day-to-day  investment management  services for the Fund. Mr. McBride was also previously employed by Kornitzer as a Vice  President  and research  analyst from 2000 until he left to join TrendStar in August, 2003.

Quaker Mid-Cap Value Fund

Global Capital Management,  Inc.  ("G.C.M."),  located at One West First Avenue,
Suite 100 Conshohocken,  Pennsylvania 19428, has served as sub-adviser to Quaker
Mid-Cap  Value  Fund  since May 3, 2005.  Prior to May 3,  2005,  Schneider  had previously  served  as  sub-adviser  to  the  Fund  since  December, 2000.  At a shareholder's  meeting held on May 3, 2005, the Fund's  shareholders  approved a new investment subadvisory agreement with G.C.M. that is substantially identical to the previous  investment  subadvisory  agreement with  Schneider.  The Fund's total  advisory  and  subadvisory  fee rate of 1.05%  annualized,  of the Fund's average  daily net  assets  did not  change  as a result of the new  subadvisory agreement with G.C.M. G.C.M. was established as a 100% employee owned investment advisory  firm  in  December  of  1997,  and is  registered  with  the SEC as an investment adviser pursuant to the Advisers Act. As of August 31, 2005, the firm had approximately $350 million of assets under management.

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of the Fund:

     Anthony Soslow,  CFA - Chief  Investment  Officer and founder of G.C.M. Mr.
     Soslow has served as the manager of the Fund since May of 2005.  Mr. Soslow has primary  responsibility  for the  investments of the Fund. He has final authority over all aspects of the Fund's investment  portfolio.  Mr. Soslow founded  the firm in 1997,  and  created the GCM  Investment  Process  that identifies  high quality,  undervalued  securities  that exhibit  improving business prospects.

     John Hammerschmidt - Portfolio Manager.  Mr.  Hammerschmidt has served as a portfolio  manager for the Fund since May of 2005,  providing  research and advice on the purchase and sale of  individual  securities,  and  portfolio risk  assessment.  Mr.  Hammerschmidt  has over twenty years of  investment experience and joined G.C.M. in 2004. Mr.  Hammerschmidt spent eleven years as a senior portfolio manager and analyst with Turner  Investment  Partners
     ("Turner"), where he was responsible for the portfolio management of all of the Turner large cap growth equity products.

     Philip Mendelsohn,  CFA - Portfolio Manager. Mr. Mendelsohn has served as a portfolio  manager for the Fund since May of 2005,  providing  research and advice on the purchase and sale of  individual  securities,  and  portfolio risk assessment. Mr. Mendelsohn joined G.C.M. in 1999.

Quaker Small-Cap Value Fund

Aronson+Johnson+Ortiz,  LP  ("AJO"),  located at 230 South  Broad  Street,  20th
Floor,  Philadelphia,  PA 19102, serves as sub-adviser to Quaker Small-Cap Value
Fund. AJO is registered as an investment adviser with the SEC under the Advisers
Act and provides  investment  advisory services to institutional  clients. As of
August  31,  2005,  the firm had  approximately  $21  billion  of  assets  under management.

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of the Fund:

     Theodore R. Aronson - Managing  Principal.  Mr. Aronson founded AJO in 1984 and has served as a portfolio manager of the Fund since its inception.  Mr.
     Aronson is involved  with the  portfolio  management,  administration,  and marketing of the Fund.  Prior to founding  AJO,  Mr.  Aronson was a partner with Addison Capital Management from 1981 to 1984.

     Kevin M. Johnson - Principal. Mr. Johnson joined AJO in 1993 and has served as a portfolio manager of the Fund since its inception. Mr. Johnson directs
     AJO's research effort.  Prior to joining AJO, he was a portfolio manager at
     DuPont's internal pension group.

     Martha E. Ortiz - Principal. Ms. Ortiz joined AJO in 1987 and has served as a portfolio  manager of the Fund since its  inception.  Ms. Ortiz  oversees portfolio implementation and trading of the Fund. Prior to joining AJO, Ms.
     Ortiz  was  with  Wilshire  Associates,  where  she  supported  the  Equity
     Management System (now Atlas).

     Gina  Marie N.  Moore -  Principal.  Ms.  Moore  joined AJO in 1998 and has served as a portfolio  manager of the Fund since  2004.  In addition to her portfolio management duties, Ms. Moore also focuses on marketing.  Prior to joining AJO, she was with Glenmede Trust  Company,  where she involved with portfolio analytics and marketing.

Quaker Fixed-Income Fund

Quaker Fixed-Income Fund is not currently  sub-advised by a sub-adviser.  Andres
Capital  Management,  LLC ("Andres"),  located at 2701  Renaissance  Blvd.,  4th
Floor, King of Prussia, Pennsylvania 19406, had previously served as sub-adviser to the Fund since March 13, 2003.  However,  the Fund's subadvisory  arrangement with Andres was effectively terminated on July 11, 2005, following the change of control  of  Andres  as a  result  of the  sale  of  Andres  to an  unaffiliated third-party.  Since then, the Adviser has overseen the day-to-day  management of the investments of the Fund.

The following individual is primarily  responsible for the day-to-day management of the Fund:

     Robert P. Andres - Portfolio  Manager of Adviser.  Mr. Andres had served as portfolio  manager  to the Fund  since  March 13,  2003  until the close of business on July 11, 2005 on behalf of Andres, the previous  sub-adviser to the Fund,  in his capacity as President  and CEO of Andres.  Following  the termination of the subadvisory  arrangement between Adviser and Andres with respect to the Fund on July 11, 2005,  Mr. Andres has continued to serve as portfolio manager to the Fund as an employee of the Adviser. Mr. Andres has primary  responsibility  for the  investments of the Fund, and he has final authority over all aspects of the Fund's investment portfolio.

MORE ABOUT SUB-ADVISERS AND PORTFOLIO MANAGERS

The Trusts' Statement of Additional  Information provides additional information
about  the  sub-advisers  and  each  of  its  respective   portfolio   manager's
compensation,   other  accounts  managed  by  the  portfolio  managers  and  the respective portfolio manager's ownership of securities in the applicable Fund.

DISTRIBUTOR

Citco Mutual Fund  Distributors,  Inc.  ("CMFD"),  83 General Warren  Boulevard,
Suite 200, Malvern,  Pennsylvania 19355, serves as the distributor and principal underwriter of the Funds' shares.  CMFD is wholly owned by CITCO Group,  Ltd., a
United Kingdom  company,  which also owns Citco Mutual Fund Services,  Inc., the transfer agent and administrator for the Funds.

CMFD compensates financial services firms that sell shares of the Funds pursuant to dealer  agreements with CMFD.  Compensation  payments come from sales charges paid by shareholders  at the time of purchase (for Class A Shares),  from CMFD's resources  (for  Class B and C  Shares)  and from  12b-1  fees  paid out of Fund assets. The Funds have adopted Distribution Plans (the "Plans") under Rule 12b-1 to pay for  distribution  and sale of their Class A, Class B and Class C Shares.
Under these  Plans,  Class A, Class B and Class C Shares pay 12b-1 fees.  Please see "Sales Charge Schedules" on pages __ and __ for details.

In the case of  Class  A, B and C Share  accounts  that  are not  assigned  to a financial  services firm, CMFD retains the entire fee. Should the fees collected under the Plans  exceed the expenses of CMFD in any year,  CMFD would  realize a profit.

CMFD,  or  the  Funds,   may  also  contract   with  banks,   trust   companies,
broker-dealers, or other financial organizations to act as shareholder servicing agents to provide administrative services for the Funds such as:

o    Processing purchase and redemption transactions.
o    Transmitting  and  receiving  monies for the purchase and sale of shares in the Funds.
o    Answering routine inquires about the Funds.
o    Furnishing  monthly and year-end  statements and  confirmations of purchase and sale of shares.
o    Transmitting periodic reports,  updated prospectuses,  proxy statements and other shareholder communications.

For these services,  each Fund pays fees that may vary depending on the services provided.  Fees will not exceed an annual  rate of 0.25% of the net daily  asset value of the shares of a Fund under the service contract.

Shareholder Information

CALCULATING SHARE PRICE

When you buy shares,  you pay the "offering price" for the shares. The "offering price" includes any applicable  sales charge,  and is determined by dividing the net asset value per share ("NAV") by an amount equal to 1 minus the sales charge applicable to the purchase  (expressed  in decimals),  calculated to two decimal places using standard rounding  criteria.  The number of Fund shares you will be issued will equal the amount invested  divided by the applicable  offering price for those shares,  calculated to three decimal  places using  standard  rounding criteria.  For example,  if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.75%,  the  offering  price would be  calculated  as follows:  10.25  divided by 1.00 minus 0.0575  [10.25/0.9425]  equals  10.87533, which, when rounded to two decimal points,  equals 10.88. The offering price per share would be $10.88.

When you sell or exchange  shares of a Fund,  you do so at the Fund's NAV,  plus any applicable Contingent Deferred Sales Charge ("CDSC").

The value of a mutual fund is  determined  by deducting  the fund's  liabilities from the total  assets of the  portfolio.  The NAV per  share is  determined  by dividing the total net asset value of each Fund's share class by the  applicable number of shares outstanding per share class.

Each Fund calculates the NAV per share each business day at the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time). Each
Fund does not  calculate  the NAV on days the NYSE is closed for trading,  which include  New Year's Day,  Martin  Luther King Jr.  Day,  President's  Day,  Good
Friday,  Memorial  Day,  Independence  Day,  Labor  Day,  Thanksgiving  Day  and
Christmas Day.

When  determining  its NAV,  each  Fund  values  cash and  receivables  at their realizable  amounts,  and  records  interest  as accrued  and  dividends  on the ex-dividend date. A Fund generally utilizes two independent  pricing services to assist in  determining  a current  market  value  for each  security.  If market quotations are readily available for portfolio securities listed on a securities exchange  or on the  Nasdaq  National  Market  System,  the  Fund  values  those securities  at the last quoted sale price or the official  closing  price of the day,  respectively,  or, if there is no reported  sale,  within the range of the most  recent  quoted  bid and  ask  prices.  The  Fund  values  over-the-counter portfolio  securities within the range of the most recent bid and ask prices. If portfolio  securities trade both in the  over-the-counter  market and on a stock exchange, the Fund values them according to the broadest and most representative market.

Requests to buy and sell shares are processed at the NAV next  calculated  after we receive your request in proper form.

FAIR VALUATION

o    Individual  Securities.  Each Fund expects to price most of its  securities based on the current  market  values as  discussed  above.  Securities  and assets for which market quotations are not readily available will be valued at fair value.  The types of  securities  for which such fair value pricing may be necessary include,  but are not limited to: foreign  securities,  as
     discussed  below;   securities  of  an  issuer  that  has  entered  into  a
     restructuring;  securities  whose  trading  has been  halted or  suspended;
     fixed-income  securities  for  which  there  is  no  current  market  value quotation; and securities that are restricted as to transfer or resale. The need to fair value a Fund's  portfolio  securities may also result from low trading  volume in foreign  markets or thinly traded  domestic  securities, such as certain small-cap securities.

     The Funds have adopted fair  valuation  procedures  to value  securities at fair market  value in those  circumstances  as  described  above,  and have established a Valuation  Committee that is responsible for determining when fair valuing a security is necessary and appropriate. Securities and assets for which market  quotations are not readily  available may be valued based upon valuation  methods that include:  (i) fundamental  analysis  (earnings multiple,  yield to  maturity  with  respect to debt  issues,  etc.);  (ii)
     discounts from market prices of similar securities; (iii) discounts applied due to the nature and duration of  restrictions  on the  disposition of the securities; or (iv) a combination of these methods.  Securities may also be priced using fair value pricing  methods when their  closing  prices do not reflect their market values at the time a Fund  calculates  its NAV because an event had  occurred  since the closing  prices were  established  on the
     domestic  or  foreign   exchange  or  market  but  before  the  Fund's  NAV
     calculation.  Once  a fair  value  has  been  determined  by the  Valuation
     Committee,  the Board of Trustees will be notified  within two (2) business days by the Valuation Committee of such fair value determination.

o    Foreign Securities. The value of a foreign security is generally determined as of the close of  trading  on the  foreign  stock  exchange  on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign  exchange rate in effect at the close of the NYSE  (generally  4:00
     p.m.  Eastern  time) on the day that the value of the  foreign  security is determined.  If no sale is reported at that time, the foreign security will be valued  within the range of the most  recent  quoted bid and ask prices.
     Occasionally events may impact the availability or reliability of the value of a foreign  security  or the foreign  exchange  rates used to convert the
     U.S.  dollar  equivalent  value.  If such an event  occurs,  the  Valuation
     Committee will fair value foreign  securities using procedures  established and approved by the Board of Trustees.

o    Risk of Fair Value  Pricing.  Valuing  securities  at fair  value  involves greater  reliance on judgment  than  valuing  securities  that have readily available market quotations.  There can be no assurance that the Fund could obtain  the  fair  value  assigned  to a  security  if it were to sell  the security at  approximately  the time at which the Fund  determines  its net asset value per share.  As a result,  the Fund's sale or  redemption of its share at net asset  value,  at a time when a holding or holdings are valued at fair value,  may have the effect of diluting or increasing  the economic interest of existing shareholders.

CHOOSING THE APPROPRIATE SHARE CLASS

Each Fund offers one or more  classes of shares.  The main  differences  between each share class are sales  charges,  ongoing fees and investment  minimums.  In choosing  which class of shares to purchase,  you should  consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold your  shares.  Each  share  class in any Fund  represents  an interest in the same portfolio of investments in that Fund.

Effective  December 31, 2003,  the Board of Trustees  approved  terminating  the offering  of new Class B Shares of any of the Funds to any  shareholders  except for existing  shareholders of Class B Shares.  Existing  shareholders of Class B
Shares may continue as Class B shareholders, continue to reinvest dividends into
Class B Shares  and  exchange  their  Class B Shares for Class B Shares of other
Funds in the Trust.  New or additional  investments  into Class B Shares are not permitted.  Existing  Class B  shareholders  will  continue to be subject to all
Class B attributes, including the associated Rule 12b-1 fee, contingent deferred sales charge and conversion features.

The following table shows the share classes that are offered by each Fund:

FUNDS AND SHARE CLASSES                     Class A     Class B*     Class C     Institutional
----------------------------------------- ------------ ----------- ------------ --------------
GROWTH FUNDS
----------------------------------------- ------------ ----------- ------------ --------------
  Quaker Strategic Growth Fund                |X|         |X|          |X|            |X|
----------------------------------------- ------------ ----------- ------------ --------------
  Quaker Core Equity Fund                     |X|         |X|          |X|            |X|
----------------------------------------- ------------ ----------- ------------ --------------
  Quaker Small-Cap Growth Fund                |X|         |X|          |X|            |X|
----------------------------------------- ------------ ----------- ------------ --------------
  Quaker Capital Opportunities Fund           |X|         |X|          |X|
----------------------------------------- ------------ ----------- ------------ --------------
  Quaker Biotech Pharma-Healthcare Fund       |X|         |X|          |X|
----------------------------------------- ------------ ----------- ------------ --------------
BLENDED FUND
----------------------------------------- ------------ ----------- ------------ --------------
  Quaker Small-Cap Trend Fund                 |X|                      |X|            |X|
----------------------------------------- ------------ ----------- ------------ --------------
VALUE FUNDS
----------------------------------------- ------------ ----------- ------------ --------------
  Quaker Mid-Cap Value Fund                   |X|         |X|          |X|            |X|
----------------------------------------- ------------ ----------- ------------ --------------
  Quaker Small-Cap Value Fund                 |X|         |X|          |X|            |X|
----------------------------------------- ------------ ----------- ------------ --------------
  Geewax Terker Core Value Fund               |X|
----------------------------------------- ------------ ----------- ------------ --------------
FIXED INCOME FUND
----------------------------------------- ------------ ----------- ------------ --------------
  Quaker Fixed Income Fund                    |X|         |X|          |X|            |X|
----------------------------------------- ------------ ----------- ------------ --------------

*    The Trust has suspended sales of each Fund's Class B Shares. Class B Shares are only available to existing Class B  shareholders  through  exchanges of
     Class  B  Shares   between   Funds  and   reinvestment   of  dividends  and
     distributions.

COMPARISON OF SHARE CLASSES

------------------------------------------------------------------------------------------------------------------
                 Class A                 Class B*                 Class C                      Institutional Class

TERMS            Offered at NAV plus a   Offered at NAV with no   Offered at NAV without a     Offered at NAV with
                 front-end sales charge  front-end sales charge,  front-end sales charge,      no front-end sales
                                         but with a Contingent    but with a CDSC of 1.00%     charge or CDSC
                                         Deferred Sales Chargend  if shares are sold within
                                         (CDSC) when shares are   thirteen months after
                                         sold                     purchase

*    Only available to existing Class B shareholders through exchange of Class B
     Shares between Funds and reinvestment of dividends and distributions.

------------------------------------------------------------------------------------------------------------------
ONGOING          Lower than Class B      Higher than Class A      Higher than Class A        Lower than Class A, B
EXPENSES         or C                                                                        or C

APPROPRIATE      o Who prefer a single   o Who are existing       o Who want to invest       o Designed for large
FOR                front-end sales         Class B shareholders     all money immediately,     institutional
INVESTORS          charge                                           with no front-end sales    investors
                                                                    charge
                 o With a longer
                   investment                                     o With a shorter
                   horizon                                          investment horizon

                 o Who qualify for
                   reduced sales
                   charges on larger
                   investments

------------------------------------------------------------------------------------------------------------------
MINIMUM INVESTMENTS FOR CLASS A AND C SHARES

------------------- --------------------------- ------------------------------
 Type of Account        Minimum Investment                 Minimum
                         to Open Account           Subsequent Investments
------------------- --------------------------- ------------------------------
     Regular                  $2,000                        $100
------------------- --------------------------- ------------------------------
     IRAs                     $1,000                        $100
------------------- --------------------------- ------------------------------

                 Automatic Investment Plan Minimums

------------------- --------------------------- ------------------------------
 Type of Account        Minimum Investment           Minimum Subsequent
                         to Open Account             Monthly Investments
------------------- --------------------------- ------------------------------
     Regular                  $2,000                        $100
------------------- --------------------------- ------------------------------
     IRAs                     $1,000                        $100
------------------- --------------------------- ------------------------------

------------------------------------------------------------------------------------------------------------------
MINIMUM INVESTMENT FOR INSTITUTIONAL CLASS SHARES IS $1 MILLION

Shareholder Information continued

REDUCTION OR WAIVER OF FRONT-END SALES CHARGES:

Front-end sales charges may be reduced by:

o    Rights of  Accumulation.  You may  qualify  for a reduced  sales  charge by aggregating  the net asset  value of any shares you already own of the same class to the amount of your next  investment  in that class for purposes of calculating  the sales  charge.  For example,  if you already owned Class A
     Shares in the Quaker Core Equity Fund with a combined  aggregate  net asset value of  $450,000,  and you decided to purchase an  additional  $60,000 of
     Class A Shares of the Quaker  Strategic Growth Fund, there would be a sales charge of 2.00% on your  $60,000  purchase  instead of the normal  4.75% on that purchase,  because you had accumulated more than $500,000 total in the
     Funds.

o    Letter of Intent.  This means you can declare  your  intention  to purchase shares of the same class over a 13-month  period and receive the same sales charge as if you had bought all the shares at once.  Your  letter  will not apply to purchases  made more than 90 days prior to the letter.  During the term of your  letter of  intent,  the  transfer  agent  will hold in escrow shares  representing the highest applicable sales load for the Fund(s) each time you make a  purchase.  Any shares you redeem  during  that period will count against your commitment.  If, by the end of your commitment term, you have  purchased  all the shares you  committed  to  purchase,  the escrowed shares will be released to you. If you have not  purchased  the full amount of your  commitment,  your  escrowed  shares  will be redeemed in an amount equal to the sales charge that would apply if you had  purchased the actual amount in your  account  all at once.  Any  escrowed  shares  not needed to satisfy that charge would be released to you.

You may need to provide  your  financial  services  firm or the Funds'  transfer agent with certain  information  about your accounts and the accounts of related parties to take  advantage of the front-end  sales charge  reductions  described above.  In certain  instances,  you may have to provide an account  statement to verify that an account  qualifies for inclusion in the  calculation of the sales charge  reduction.  You also must provide your  financial  services  firm or the
Funds' transfer agent with information  about eligible Funds' accounts held with other  broker/dealers  if you want these  accounts to be used to  calculate  the sales charge reduction.  Additional information about sales charge reductions is available in the Funds' Statement of Additional  Information or from a broker or financial  intermediary through which shares of the Funds are sold.

Please refer to the Purchase Application or consult with your financial services firm to take advantage of these purchase options.

Additional  information  concerning  sales load  reductions  is available in the
Trust's Statement of Additional Information. Information regarding sales charges and the  reduction or waiver of such sales  charges are also  available  free of charge at www.quakerfunds.com.

Front-end sales charges may be waived...

o    For  purchases  by  fee-based  registered  investment  advisers  for  their clients,  broker/dealers with wrap fee accounts,  or registered  investment advisers or brokers for their own accounts.

o    For   employees   and   employee-related   accounts   of  the  Adviser  and
     sub-advisers,  Trustees and affiliated persons of the Trust. Please see the
     Statement of Additional Information for details.

o    For large orders and purchases by eligible plans.  Please see the Statement of  Additional  Information  for details,  including a  description  of the commissions CMFD may advance to dealers for these purchases.

o    For  shareholders  who had held No-Load Class shares in certain Funds prior to the  conversion  of such  shares to Class A Shares as of June 23,  2000.
     Please see the Statement of Additional Information for details.

You need to notify your financial  services firm or the Fund's transfer agent if you qualify for a waiver.

CONTINGENT DEFERRED SALES CHARGES (CDSCs)

Class A Shares are subject to a front-end  sales  charge at the time of purchase but are not subject to a CDSC on any sale of shares.

Class B Shares are  subject to a CDSC on any sale of shares  that have been held for less than seven (7) years. If a CDSC is imposed, it will be calculated on an amount equal to the lesser of (i) the net asset value at the time the shares are redeemed,  or (ii) the original cost of the shares  redeemed.  In essence,  this would mean that no sales charge is attributable  to the capital  appreciation of your shares.

Class C Shares are subject to a CDSC of 1% on shares sold within  thirteen  (13)
months of purchase.

Institutional Class Shares are not subject to a CDSC on any sale of shares.

SALES CHARGE SCHEDULES

Front-End  Sales  Charges  on Class A Shares  for each  Fund,  except for Quaker
Fixed-Income Fund:

----------------------- -------------------- ------------------- --------------
-----------------------     Sales Charge        Sales Charge         Dealer
   Amount Invested          (as a % of         (as a % of net     Reallowance
                           offering price)    amount invested)
----------------------- -------------------- ------------------- --------------
   Less than  $50,000          5.50%               5.82%             5.00%
------------- --------- -------------------- ------------------- --------------
  $50,000 to  $99,999          4.75%               4.99%             4.25%
------------- --------- -------------------- ------------------- --------------
 $100,000 to  $249,999         3.75%               3.90%             3.25%
------------- --------- -------------------- ------------------- --------------
 $250,000 to  $499,999         2.75%               2.83%             2.50%
------------- --------- -------------------- ------------------- --------------
 $500,000 to  $999,999         2.00%               2.04%             1.75%
----------------------- -------------------- ------------------- --------------
  $1,000,000 or more           1.00%               1.01%             0.75%
----------------------- -------------------- ------------------- --------------

Front-End Sales Charges on Class A Shares of Quaker Fixed-Income Fund:

------------------------ ------------------- ------------------- --------------
   Amount Invested          Sales Charge        Sales Charge         Dealer
                            (as a % of         (as a % of net     Reallowance
                           offering price)    amount invested)
----------------------- -------------------- ------------------- --------------
   Less than  $100,000         4.25%               4.44%             4.00%
------------- --------- -------------------- ------------------- --------------
 $100,000 to  $249,999         3.75%               3.90%             3.50%
------------- --------- -------------------- ------------------- --------------
 $250,000 to  $499,999         2.75%               2.83%             2.50%
------------- --------- -------------------- ------------------- --------------
 $500,000 to  $999,999         2.00%               2.04%             1.75%
----------------------- -------------------- ------------------- --------------
 $1,000,000 or more            1.00%               1.01%             0.75%
----------------------- -------------------- ------------------- --------------

Shareholder Information continued

CDSCs ON CLASS B AND CLASS C SHARES

  Class B Sales Charge
-------------------------------- ----------------------------------
If you sell Class B                   CDSC as a Percentage of
                                        Redemption Proceeds
Shares within:                           or Original Cost
-------------------------------- ----------------------------------
1st year since purchase                        5.00%
-------------------------------- ----------------------------------
2nd year since purchase                        4.00%
-------------------------------- ----------------------------------
3rd year since purchase                        3.00%
-------------------------------- ----------------------------------
4th year since purchase                        3.00%
-------------------------------- ----------------------------------
5th year since purchase                        2.00%
-------------------------------- ----------------------------------
6th year since purchase                        1.00%
-------------------------------- ----------------------------------
7th year since purchase                        None
-------------------------------- ----------------------------------

Class B Shares are only available  through  reinvestment of dividends by current
Class B  shareholders  and through  exchanges  of Class B Shares of one Fund for
Class B Shares of another Fund, as described  under "How to Exchange  Shares" on page ___.

Class B  Shares  automatically  convert  to Class A  Shares  once  the  economic equivalent  of a 5.00%  sales  charge  is  recovered  by the  Fund(s)  for  each investment  account,  normally after 7 years. The sales charge is recoverable by the Fund(s) through the  distribution  and servicing fees paid under each Fund's
Plan of Distribution for its Class B Shares.  Class B Shares converting to Class
A Shares are not subject to additional  sales  charge.  You should be aware that the recovery of the economic  equivalent of the applicable sales charge may take longer than seven years in the event of adverse  market  conditions.  In such an event,  the 12b-1 fees  applicable  to Class B Shares would  continue  until the sales charge was  recovered.  Thereafter,  the shares  would then  automatically convert to Class A Shares of the relevant Fund.

Class B Shares pay a 1% 12b-1/service fee (shareholder servicing fee of 0.25% of average  daily net  assets  and  distribution  fee of 0.75% per annum of average daily net assets),  payable on a monthly basis, of each Fund's average daily net assets attributable to Class B Shares.

 Class C Sales Charge
------------------------------------- ------------------------------
 If you sell Class C                    CDSC as a Percentage of
 Shares within:                          Redemption Proceeds
                                           or Original Cost
------------------------------------- ------------------------------
------------------------------------- ------------------------------
Thirteen (13) months since purchase             1.00%
------------------------------------- ------------------------------

Class C Shares are sold at net asset value without an initial sales charge. This means that 100% of your initial  investment is placed into shares of the Fund(s)
of your choice.

However, Class C Shares pay a 1% 12b-1/service fee (shareholder servicing fee of
0.25% of average  daily net assets  and  distribution  fee of 0.75% per annum of average daily net assets),  payable on a monthly  basis,  of each Fund's average daily net assets attributable to Class C Shares.

CDSCs will be waived...

o    For shares  sold from the  registered  accounts of persons who have died or become disabled within one year after purchase of shares.

o    For redemptions  representing minimum required distributions from an IRA or other  tax-qualified  retirement  plan to a  shareholder  who is over 701/2 years old.  If a  shareholder  holds other  investments  in the same IRA or plan, then all investments must be distributed on a pro rata basis.

o    For share sales under the Systematic  Withdrawal Plan. No more than 10% per year of the account balance may be sold by Systematic  Withdrawal,  and the account  must  have a  minimum  $10,000  balance  at the  beginning  of the
     Systematic Withdrawal Plan.

o    Pursuant to the right of the Trust to liquidate a shareholder's account.

o    For exchanges between same share classes of other Funds.

For detailed  rules  applicable  to CDSC  waivers,  please read the Statement of
Additional Information.

You need to notify your financial  services firm or the Fund's transfer agent if you qualify for a waiver.

Note:  When you send a  redemption  request  to the Trust,  unless  you  specify otherwise,  Fund shares not subject to the CDSC are redeemed first,  then shares that have been held the longest, and so on. That way, you will be subject to the smallest charge possible.

12B-1 DISTRIBUTION AND SERVICE FEES

o    The 12b-1  Plans  adopted by the Trust for the Class A, Class B and Class C
     Shares permit each Fund to pay distribution and other fees for the sale and distribution of its shares and for services  provided to shareholders.  The
     Institutional Class Shares have no distribution or service fees.

o    Because these fees are paid out of Fund assets on an on-going  basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges.

REVENUE SHARING

The Adviser may make payments for  marketing,  promotional  or related  services provided by broker-dealers and other financial  intermediaries  that sell shares of  the  Funds.  These  payments  are  often  referred  to as  "revenue  sharing payments."  The level of such  payments  may be based on factors  that  include, without  limitation,  differing  levels  or types of  services  provided  by the intermediary,  the expected  level of assets or sales of shares,  providing  the
Fund with "shelf  space" or placing of some or all of the Funds on a recommended or preferred  list,  access to an  intermediary's  personnel and other  factors.
Revenue sharing payments are paid from the Adviser's own legitimate  profits and its own resources  (not from the Funds) and may be in addition to any Rule 12b-1 payments  that are paid.  The Board of  Trustees  of the  Trust  monitors  these revenue sharing arrangements as well as the payment of advisory fees paid by the
Funds to the  Adviser  to  ensure  that the level of such  advisory  fees do not involve the indirect use of the Funds' assets to pay for marketing,  promotional or related  services.  Because revenue sharing payments are paid by the Adviser, and not from the Funds'  assets,  the amount of any revenue  sharing  payment is determined by the Adviser.

Payments may be based on current or past sales, current or historical assets, or a flat fee for specific services provided. In some circumstances,  such payments may create an incentive  for an  intermediary  or its  employees  or  associated persons to  recommend  or sell  shares of a  particular  Fund to you  instead of recommending shares offered by competing investment companies.

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding  the revenue sharing  payments  described above, the Adviser and all sub-advisers to the Funds are prohibited from considering a  broker-dealer's sale of any of the  Funds'  shares,  in  selecting  such  broker-dealer  for the execution  of a Fund's  portfolio  transactions,  except as may be  specifically permitted by law.

REGISTRATION OF SHARE CLASSES

Not all share classes of the Funds are  qualified or registered  for sale in all states.  Shares  of the  Funds may not be  offered  or sold in any state  unless registered  or  qualified  in that  jurisdiction  or  unless an  exemption  from registration  or  qualification  is available.  Investors  should  inquire as to whether  shares of a  particular  Fund are  available  for offer and sale in the investor's state of residence.

All  purchases  must be made in U.S.  dollars  and checks  must be drawn on U.S.
financial  institutions.  No cash,  credit  cards or third party  checks will be accepted.  A fee may be assessed  against  your  account  for any payment  check returned to the Transfer Agent or for any incomplete  electronic funds transfer, or for insufficient  funds, stop payment,  closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predestinated bank account on the day of purchase,  the Fund  reserves the right to cancel the purchase.  If your purchase is canceled,  you will be responsible for any losses or fees  imposed by your bank and losses  that may be  incurred as a result of a decline in the value of the canceled  purchase.  The Fund (or its agent) has the authority  to redeem  shares in your  account(s)  from the  Fund(s) to cover any resulting  losses  due to  fluctuations  in  share  price.  Any  profit  on such cancellation will accrue to the Fund(s).

Your  investment  in the  Fund(s)  should be  intended  to serve as a  long-term investment  vehicle.  The Funds are not  designed to provide you with a means of speculating  on the  short-term  fluctuations  in the  stock  market.  The Trust reserves the right to reject any purchase  request that it regards as disruptive to the  efficient  management  of the Funds,  which  includes  investors  with a history of excessive trading. The Trust also reserves the right to stop offering shares of any Fund at any time.

OPENING AND ADDING TO YOUR ACCOUNT

You can invest in the Funds by mail,  wire  transfer  and through  participating financial  service  professionals  as set forth below.  Federal law requires the
Trust to obtain,  verify and record  information that identifies each person who opens an account.  When opening your account,  you will be asked to provide your name,  address,  date of birth (as applicable) and other  information so that we may identify you. If this information is not provided,  the Trust will be unable to open your account. After you have established your account, you may also make subsequent  purchases by telephone.  You may also invest in the Funds through an automatic  payment  plan.  Any questions you may have can be answered by calling the Funds, toll free, at 1-800-220-8888.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS

You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals.  Simply call your investment professional to make your  purchase.  If you are a client of a securities  broker or other  financial organization,  you should note that such organizations may charge a separate fee for  administrative  services in connection with  investments in Fund shares and may impose account minimums and other requirements.  These fees and requirements would be in addition to those imposed by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials  for any  additional  special  provisions  or  conditions  that may be different from those described in this  Prospectus (for example,  some or all of the services and privileges  described may not be available to you).  Securities
brokers  and  other  financial   organizations   have  the   responsibility   of
transmitting  purchase  orders  and funds,  and of  crediting  their  customers'
accounts  following  redemptions,  in a timely manner in  accordance  with their customer agreements and this Prospectus.

PURCHASING SHARES BY MAIL

To purchase  shares by mail,  simply complete the Account  Application  included with this Prospectus,  make a check payable to the Fund of your choice, and mail the Account Application and check to:

                             Quaker Investment Trust
                      c/o Citco Mutual Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

For Overnight or Special Delivery:

                             Quaker Investment Trust
                      c/o Citco Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355

Your purchase order,  if accompanied by payment,  will be processed upon receipt by Citco  Mutual Fund  Services,  Inc.,  the Fund's  transfer  agent  ("Transfer
Agent").  If the Transfer  Agent receives your order and payment by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), your shares will be purchased at the Fund's  offering  price  calculated  at the close of regular trading on that day.  Otherwise,  your shares will be  purchased at the offering price determined as of the close of regular trading on the next business day.

PURCHASING SHARES BY WIRE TRANSFER

To make an  initial  purchase  of shares by wire  transfer,  take the  following steps:

1.   Call 1-800-220-8888 to inform us that a wire is being sent.
2.   Obtain an account number from the Transfer Agent.
3.   Fill out,  fax  (610-296-8516),  then mail the Account  Application  to the
     Transfer Agent
4.   Ask your bank to wire funds to the account of:

                       Wachovia Bank National Association
                                  Avondale, PA
                                 ABA # 031201467
                       For Credit to Acct # 2000014666991
                   For Further Credit to (Your Name & Acct. #)

Include  your  name(s),  address and  taxpayer  identification  number or social security  number on the wire.  The wire should  state that you are opening a new
Fund account.

To make  subsequent  purchases  by wire,  ask your bank to wire funds  using the instructions  listed  above,  and be sure to include your account  number on the wire transfer instructions.

If you  purchase  Fund  shares by wire,  you must  complete  and file an Account
Application  with the Transfer  Agent before any of the shares  purchased can be redeemed.  Either fill out and mail the Account  Application  included with this
Prospectus,  or call the Transfer  Agent and they will send you an  application.
You should  contact your bank (which must be a commercial  bank that is a member of the  Federal  Reserve  System)  for  information  on  sending  money by wire, including any charges that your bank may make for these services.

TELEPHONE PURCHASES

In order to be able to purchase  shares by telephone,  your account  authorizing such  purchases  must have been  established  prior to your call.  Your  initial purchase of shares may not be made by telephone.  Shares  purchased by telephone will be purchased at the per share  offering  price  determined  at the close of business on the day the Transfer  Agent receives  payment  through the Automated
Clearing House ("ACH"). Call the Funds for details.

You may make  purchases by telephone  only if you have an account at a bank that is a member of the ACH. Most transfers are completed  within three business days of your call.  To preserve  flexibility,  the Trust may revise or eliminate  the ability to purchase Fund shares by phone,  or may charge a fee for such service, although the Trust does not currently expect to charge such a fee.

The Trust's Transfer Agent employs certain  procedures  designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal  identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions,  and/or  tape  recording  all  telephonic  instructions.  Assuming reasonable procedures such as the above have been followed, neither the Transfer
Agent nor the Trust will be liable  for any loss,  cost,  or expense  for acting upon  telephone  instructions  that are believed to be genuine.  The Trust shall have  authority,  as your agent,  to redeem  shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Trust and/or the Transfer Agent have failed to follow procedures  reasonably designed to prevent  losses.  However,  if the Trust and/or the  Transfer  Agent fails to follow such procedures, it may be liable for such losses.

MISCELLANEOUS PURCHASE INFORMATION

The  Funds   reserve  the  right  to  reject   applications   for  shares  under
circumstances  or  in  amounts   considered   disadvantageous  to  shareholders.
Applications will not be accepted unless they are accompanied by payment in U.S.
funds.  Payment must be made by wire  transfer,  check or money order drawn on a
U.S. bank, savings & loan or credit union. The Funds' Custodian may assess a fee against your account, in addition to any loss sustained by the Fund(s),  for any payment check returned to the Custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m.  Eastern  time on any business day in accordance  with  their  procedures,  your  purchase  will be  processed  at the offering  price  calculated at 4:00 p.m. on that day, if the  securities  broker then  transmits  your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. Eastern time).  The securities  broker must send to the Transfer Agent immediately  available funds in the amount of the purchase price within three business days for the order.

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder  fails to provide and certify to the  accuracy of the  shareholder's social security number or other taxpayer  identification  number, the Trust will be  required  to  withhold  a  percentage,  currently  28%,  of  all  dividends, distributions and payments,  including redemption proceeds,  to such shareholder as a  backup  withholding  procedure.  A Fund  also  must  withhold  if the  IRS instructs it to do so.

Shareholder Information continued

FREQUENT/SHORT-TERM TRADING OR MARKET TIMING

The Board of  Trustees of the Trust has adopted  and  implemented  policies  and procedures to detect,  discourage  and prevent  short-term  or frequent  trading
(often  described as "market  timing") in any of the Funds,  which are described below.

The  Funds  are not  designed  for  professional  market  timing  organizations, individuals,  or entities  using  programmed  or frequent  exchanges  or trades.
Frequent  exchanges or trades may be disruptive  to the  management of the Funds and can raise their  expenses.  Each Fund,  through its  principal  underwriter, reserves  the right to reject or restrict  any  specific  purchase  and exchange requests with respect to market  timers and reserves the right to determine,  in its sole  discretion,  that an individual,  group or entity is or has acted as a market timer.

A Fund  may be more or less  affected  by  short-term  trading  in Fund  shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number,  and  frequency of trades in Fund shares and other  factors.  Funds that invest in foreign  securities  may be at  greater  risk for  excessive  trading.
Investors  may attempt to take  advantage  of  anticipated  price  movements  in securities  held by the  Funds  based on events  occurring  after the close of a foreign  market  that may not be  reflected  in a  Fund's  NAV  (referred  to as
"arbitrage  market  timing").  Arbitrage  market timing may also be attempted in
Funds that hold  significant  investments  in small-cap  securities,  high-yield
(junk) bonds and other types of investments  that may not be frequently  traded.
There  is  the  possibility   that  arbitrage   market  timing,   under  certain
circumstances,  may dilute the value of Fund  shares if  redeeming  shareholders receive  proceeds (and buying  shareholders  receive  shares) based on net asset values that do not reflect appropriate fair value prices.

The Funds  currently  use several  methods to reduce the risk of market  timing.
These  methods  include:  (i)  committing  staff  to  selectively  review  on  a continuing  basis recent trading  activity in order to identify trading activity that  may be  contrary  to this  market  timing  policy;  and (ii)  seeking  the cooperation  of financial  intermediaries  to assist the Funds in monitoring and identifying market timing activity.

Investors who place transactions  through the same financial  intermediary on an omnibus  account  basis may be deemed  part of a group for the  purpose  of this policy  and their  orders  may be  rejected  in whole or in part by a Fund.  The
Funds,  however,  cannot always identify or detect excessive trading that may be facilitated by financial  intermediaries  or made difficult to identify  through the use of omnibus  accounts by those  intermediaries  that  transmit  purchase, exchange  and  redemption  orders  to the  Funds,  and thus the  Funds  may have difficulty curtailing such activity.

Some  investors  own their  shares in the Funds  through  omnibus  accounts at a financial  institution.  In such cases,  the Funds may not know the  identity of individual beneficial owners of the Funds' shares, and may not be able to charge a redemption fee to the individuals actually redeeming Fund shares. However, the
Funds review all trading activity on behalf of omnibus  accounts.  If any abuses are  suspected,  the affected  Fund will contact the  intermediary  to determine whether  the Fund's  policy  has been  violated  and if so, to take  appropriate action to deter future abuses of the policy.  The Funds may permanently or for a specific  period of time bar any such  accounts  from further  purchases of Fund shares. The Funds' ability to impose  restrictions and deter abuses with respect to accounts traded through  particular  intermediaries may vary depending on the
systems  capabilities,   applicable   contractual  and  legal  restrictions  and
cooperation of those intermediaries.

PREVENTIVE MEASURES

In the  event  that a Fund or the  Fund's  principal  underwriter  or  financial intermediaries  determine,  in their  sole  discretion,  that a  shareholder  is engaging in excessive or market timing  activity that may be harmful to the Fund or its shareholders,  the Fund may, in its discretion, take one of the following steps to stop such activity:  (i) notify the shareholder of the trading activity that has  been  deemed  to be  excessive  or  identified  to be a market  timing activity, and request that the shareholder not continue with such activity; (ii)
require all future purchase and redemption  instructions by such  shareholder to be submitted via regular mail; or (iii) reject  additional  purchase or exchange orders by the offending shareholder.

Shareholder Information continued

HOW TO SELL SHARES

You may sell shares on any day the NYSE is open,  either  through your financial services firm or directly, through the Funds' transfer agent. Financial services firms must  receive  your sell order  before  4:00 p.m.  Eastern  Time,  and are responsible for furnishing all necessary documentation to the Transfer Agent.

The Funds have fair value pricing  procedures in place.  See "Fair Valuation" on page __. By fair valuing a security whose price may have been affected by events occurring  after the close of trading in its respective  market or by news after the last market pricing of the security,  the Funds attempt to establish a price that they might  reasonably  expect to  receive  upon the  current  sale of that security.  These procedures are intended to help ensure that the prices at which
Fund shares are purchased  and redeemed are fair,  and do not result in dilution of shareholder interests or other harm to shareholders.

TO SELL SHARES BY MAIL
Redemption requests should be mailed via U.S. mail to:

                             Quaker Investment Trust
                      c/o Citco Mutual Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

or by overnight or special delivery to:

                             Quaker Investment Trust
                      c/o Citco Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355

The selling price of the shares being  redeemed will be the Fund's per share NAV next calculated  after receipt of all required  documents in "Good Order." "Good
Order" means that the request must include:

1.   Your account number;
2.   The  number of  shares to be sold  (redeemed)  or the  dollar  value of the amount to be redeemed;
3.   The  signatures of all account owners exactly as they are registered on the account;
4.   Any required signature guarantees; and
5.   Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Signature Guarantees.  A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

     (a)  if you change the ownership on your account;
     (b)  when you want the redemption proceeds sent to a different address than is registered on the account;
     (c)  if the  proceeds  are to be made  payable  to  someone  other than the account's owner(s);
     (d)  any redemption transmitted by federal wire transfer to your bank; and
     (e)  if a change  of  address  request  has been  received  by the Trust or
          Transfer Agent within 15 days prior to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in "Good Order".

Signature  guarantees are designed to protect both you and the Trust from fraud.
To  obtain a  signature  guarantee,  you  should  visit a bank,  trust  company, participant in the Securities Transfer Association  Medallion Program ("STAMP"),
the Stock  Exchanges  Medallion  Program  ("SEMP") or the NYSE,  Inc.  Medallion
Signature Program ("MSP").  Notaries public cannot provide signature guarantees.
Guarantees must be signed by an authorized  person at one of these  institutions and be accompanied by the words "Signature Guarantee."

TO SELL SHARES BY PHONE

You may redeem your shares in the Fund(s) by calling the Funds at 1-800-220-8888 if you elected to use telephone  redemption on your Account Application when you initially purchased shares.  Redemption proceeds must be transmitted directly to you or to your pre-designated  account at a domestic bank. You may not redeem by telephone if a change of address  request has been  received by the Trust or the
Transfer  Agent  within 15 days  prior to the  request  for  redemption.  During periods of substantial economic or market changes,  telephone redemptions may be difficult  to  implement.  If you are unable to contact the Funds by  telephone, shares may be  redeemed by  delivering  the  redemption  request in person or by mail. You should understand that with the telephone  redemption  option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing.  In addition,  interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

If you  purchase  your shares by check and then  redeem your shares  before your check has  cleared,  the Fund(s) may hold your  redemption  proceeds  until your check clears, or for 15 days, whichever comes first.

You may request the redemption  proceeds be wired to your  designated bank if it is a member bank or a  correspondent  of a member  bank of the  Federal  Reserve
System. The Custodian may charge a fee (currently $25) for outgoing wires.

INVOLUNTARY REDEMPTIONS

Your account may be closed by the Trust if,  because of  withdrawals,  its value falls below $2,000. With respect to involuntary redemptions:

o    You will be asked by the Trust to buy more  shares  within 30 days to raise your  account  value  above  $2,000.  If you do not do this,  the Trust may redeem your account and send you the proceeds. You will not owe any CDSC on the proceeds of an involuntarily redeemed account.

o    If you draw your account below $2,000 via the  Systematic  Withdrawal  Plan
     (see  "Account  Services,"  below),  your  account  will not be  subject to involuntary redemption.

o    Involuntary  redemption  does not apply to retirement  accounts or accounts maintained by administrators in retirement plans.

o    No account will be closed if its value drops below  $2,000  because of Fund performance, or because of the payment of sales charges.

HOW TO EXCHANGE SHARES

Generally, you may exchange your shares of the Funds for the same share class of any other Fund without  incurring any  additional  sales  charges.  In addition, shareholders  of Class A Shares of a Fund may  exchange  into  Class I Shares of
Quaker Reserve Money Market  Account,  and  shareholders  of Class B and Class C
Shares of a Fund may  exchange  into  Class II Shares  of Quaker  Reserve  Money
Market Account without incurring any additional sales charges (Class I Shares of
Quaker  Reserve Money Market  Account and the Class II Shares of Quaker  Reserve
Money  Market  Account will be referred to herein as the "Money  Market  Account shares")

If you  exchange  shares of a Fund  that are  subject  to a CDSC into  shares of another Fund or a Money Market Account, we will calculate the holding period for purposes of calculating  the CDSC from the date you made your original  purchase and not the date you exchanged your shares.

Money Market Account  shares are available  only as an exchange  option for Fund shareholders.  Money Market Account shares  acquired  through an exchange may be exchanged back into Fund shares  without the  imposition of an additional  sales load.  Money Market  Account  shares are not offered by this  Prospectus but are available  through an  arrangement  between CMFD and The Reserve  Funds.  Please contact the Trust or your financial professional to receive a prospectus for the
Money Market Account.

An  exchange  involves  the  simultaneous  redemption  of shares of one Fund and purchase of shares of another  Fund at each Fund's  respective  closing NAV next determined  after a request for  exchange  has been  received,  and is a taxable transaction.  You may direct the Trust to exchange your shares by contacting the
Transfer Agent.  The request must be signed exactly as your name appears on your account and it must also  provide your  account  number,  number of shares to be exchanged,  the names of the Fund(s) to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares.

ACCOUNT SERVICES

You may select the following account services on your Purchase  Application,  or at any time thereafter, in writing.

o    Dividend Reinvestment.  Automatic, unless you direct that your dividends be mailed to you. A Fund may make  distributions  of its net realized  capital gains (after any  reductions for capital loss carry  forwards),  generally, once a year.  You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent.

o    Systematic Withdrawal Plan. For accounts with a minimum of $10,000, you may order  a  specific  dollar  amount  sale of  shares  at  regular  intervals
     (monthly,  quarterly,  semi-annually or annually).  The minimum is $100 per
     systematic   withdrawal   per  Fund.   Each  Fund  has  the   capacity   of
     electronically   depositing  the  proceeds  of  the  systematic  withdrawal directly to the  shareholder's  personal bank account  ($5,000  minimum per bank wire).  Instructions for establishing this service are included in the
     Account Application, or is available by calling the Trust. If you prefer to receive  systematic  withdrawal  proceeds in cash,  or if such proceeds are less than the $5,000  minimum for a bank wire,  checks will be made payable to the designated recipient and mailed within 7 days of the valuation date.
     If the designated recipient is other than the registered  shareholder,  the signature of each shareholder must be guaranteed on the Account Application
     (see  "Signature  Guarantees").  A corporation (or  partnership)  must also
     submit  a  "Corporate   Resolution"  (or  "Certification  of  Partnership")
     indicating the names,  titles and required number of signatures  authorized to act on its  behalf.  The  Account  Application  must be signed by a duly authorized  officer(s) and the corporate seal affixed.  No redemption  fees are charged to shareholders  under this plan. Costs in conjunction with the administration of the plan are borne by the Funds.  Shareholders  should be aware that such systematic withdrawals may deplete or use up entirely their initial  investment  and may result in  realized  long-term  or  short-term capital gains or losses.  The Systematic  Withdrawal Plan may be terminated at any time by the Trust upon sixty days written notice or by a shareholder upon written notice to the Funds.  Account applications and further details may be obtained by calling the Trust at  800-220-8888  or by writing to the
     Transfer Agent.

o    Automatic  Investment Plan. You may order a specific dollar amount purchase of  shares at  regular  intervals  (monthly,  quarterly,  semi-annually  or annually),  with payments made electronically from an account you designate at a financial services institution.  You can take advantage of the plan by filling out the Automatic  Investment Plan  application  included with this
     Prospectus.  You may  only  select  this  option  if you  have  an  account maintained at a domestic  financial  institution which is an ACH member for automatic  withdrawals under the Plan. The Fund may alter, modify, amend or terminate  the Plan at any time,  but will notify you at least  thirty (30)
     days  beforehand  if it does so.  For more  information,  call the Funds at
     1-800-220-8888.

DIVIDENDS AND TAX MATTERS

Each Fund has  elected to be treated as a  regulated  investment  company  under
Subchapter M of the Internal Revenue Code. As a regulated  investment company, a
Fund generally pays no federal income tax on the income and gains it distributes to you. The amount of any  distribution  will vary,  and there is no guarantee a
Fund will pay either an income  dividend or a capital  gain  distribution.  Each
Fund  generally  distributes  to  shareholders,  at least  annually,  usually in
December,  substantially  all of its net investment income and capital gains, if any, realized from sales of the Fund's portfolio securities.

Unless you invest in a  tax-deferred  retirement  account (such as an IRA),  you should be careful to consider the tax  implications  of buying  shares of a Fund just prior to a distribution. This is known as "buying a dividend." The price of such shares includes the amount of any forthcoming  distribution and you will be receiving,  in the form of a taxable  distribution,  a portion  of the money you just invested (even if the distribution is invested in additional Fund shares).

In general, if you are a taxable investor, Fund distributions are taxable to you at either  ordinary  income or capital gains.  This is true whether you reinvest your  distributions  in  additional  Fund shares or receive them in cash.  Every
January, you will receive a statement that shows the tax status of distributions you received for the previous year. Taxable distributions generally are included in your gross income for the taxable year in which they are  received.  However, distributions  declared in  December  but paid in January are taxable as if they were paid in December.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income dividends designated by certain Funds may be qualified dividend income eligible for taxation by individual shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Fund is the same as a sale.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification  requirements.  You  should  consult  your tax  advisor  about the federal, state, local or foreign tax consequences of your investment in a Fund.

GENERAL INFORMATION

The Funds will not issue stock  certificates  evidencing shares.  Instead,  your account will be credited with the number of shares  purchased,  relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the
Funds may describe  general economic and market  conditions  affecting the Funds and may  compare  their  performance  with other  mutual  funds as listed in the rankings  prepared by Lipper  Analytical  Services,  Inc. or similar  nationally recognized  rating services and financial  publications that monitor mutual fund performance. The Funds may also, from time to time, compare their performance to the one or more appropriate indices.

According to the law of  Massachusetts  under which the Trust is organized,  and the Trust's Amended and Restated  Declaration of Trust and by-laws, the Trust is not required to hold an annual meeting of shareholders  unless required to do so under the Investment Company Act of 1940, as amended ("1940 Act").  Accordingly, the Trust will not hold annual  shareholder  meetings  unless  required to do so under  the 1940  Act.  Shareholders  do have  the  right  to call a  meeting  of shareholders  for the  purpose  of voting to remove  directors.  The Trust  will render  assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) of the 1940 Act, as amended.

Protecting your personal information is a priority for the Trust and our privacy policy  has been  designed  to support  this  objective.  The Trust may  collect non-public personal information from you in the following ways:

1.   From  information  provided by you on applications or other forms submitted to the Trust or to the Transfer Agent; and

2.   From information arising from your investment in the Fund(s).

The Trust utilizes electronic,  procedural and physical controls in keeping with industry standards and procedures.  For example,  the Trust authorizes access to your personal and account  information  on a "needs  information  only" basis to personnel utilizing this information to provide products or services to you.

The Trust does not  disclose  any  non-public  personal  information  about you, except as permitted or required by law. For example,  the Trust has entered into arrangements with the Adviser, Transfer Agent, the Funds' principal underwriter, and  sub-advisers  to  provide  investment  advisory,  administrative  and other services,  and the Trust may disclose  information about you or information that you have provided to the Fund to these  parties in connection  with each party's responsibilities to the Funds.

The Board of  Trustees of the Trust has  approved a Code of Ethics (the  "Code")
for the Trust, Adviser,  sub-advisers and the Funds' principal underwriter. Each
Code governs the personal  activities  of persons who may have  knowledge of the investment  activities  of the Funds,  requires  that they file regular  reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Funds.  The Board is responsible  for overseeing the implementation  of each Code.  The Trust has filed  copies of each Code with the
SEC.  Copies  of each  Code may be  reviewed  and  copied  at the  SEC's  Public
Reference Room in Washington, DC. Each Code is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov).  Copies of this information can be
obtained,    after   paying   a   duplicating   fee,   by   electronic   request
(publicinfo@sec.gov),   or  by  writing  the  SEC's  Public  Reference  Section,
Washington, DC 20549-0102.

The  Board of  Trustees  of the Trust has also  approved  anti-money  laundering procedures  which it  believes  are  reasonably  designed  to detect and prevent attempts to utilize the Funds for illegal  purposes.  Day to day  responsibility for the monitoring of such  activities has been delegated to the Transfer Agent, subject to Board oversight and periodic independent audit.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description  of the Funds'  policies and  procedures  regarding the release of portfolio  holdings  information  is available  (i) in the Trust's  Statement of
Additional    Information,    and    (ii)   on   the    Trust's    website    at
http://www.quakerfunds.com.

Financial Highlights

[To Be Updated in 485(b) Filing]

Privacy Notice

Your personal privacy is important.  At Quaker Investment  Trust,  including its subsidiaries  and  affiliated  entities,  we  recognize  that whether you are an existing  customer  or are  considering  a  relationship  with  us,  you have an interest  in how we  collect,  retain  and use  information  about  you and your relationship with us.

We are  committed to protecting  your  confidential  information.  We do this by
maintaining   standards  and  procedures  designed  to  prevent  the  accidental disclosure of such information  and/or its misuse.  Our Customer Privacy Policy, which  outlines how we accomplish  the  protection of your  information,  is set forth below.

I.   INFORMATION COLLECTION

We may collect  "non-public  personal  information" about you from the following sources:

o    Information we receive from you on Account  Applications  and other account forms you provide to us;

o    Information  about your  transactions  with us, our  affiliates,  and other entities;

o    Information we receive from third parties, such as credit bureaus, the IRS, and others.

"Non-public  personal  information" is non-public  information about you that we obtain in connection  with providing a financial  product or service to you. For example,  non-public personal information  includes  information  regarding your account balance, shares held, which funds you own, your investment history, etc.

II.  INFORMATION USE & SHARING WITH THIRD PARTIES

We are  permitted  under  law to share  information  about  our  experiences  or transactions  with you or your  account  (such as your account  balance,  shares owned,  and investment  history) with  affiliates.  We may also share additional information  about you or your  account  (such as  information  we receive  from account applications and other  correspondence)  with our affiliates.  We do not disclose  information to our affiliates that does not directly relate to our, or our affiliates', experiences or transactions with your account.

We are also permitted under law to disclose non-public  information about you to
"non-affiliated  third parties" in certain  circumstances.  We may share certain kinds of customer  information with these third parties solely to facilitate the offering,  administration  collection  and  delivery of our services to you, and only under strictly controlled  circumstances designed to protect the privacy of your information.  We require any non-affiliated  third party with whom we share such information to execute our  Confidentiality and Consumer Privacy Protection
Agreement.  Under that agreement,  those parties are not allowed to release, use for their own purposes, or sell, transfer or provide any customer information we share with them to any other party.

You should be aware that there may be occasions where we are legally required to disclose  information  about you, such as in response to  governmental  or court order.

If you decide to close your account with us, we will continue to adhere to these privacy policies.  Lastly, we do not sell customer lists or individual  customer information.

III. SECURITY STANDARDS

At Quaker  Investment  Trust and our  affiliates,  employee  access to  customer information is authorized for business  purposes only and only for employees who need to now such  information.  We regularly  train our employees on privacy and privacy security,  and we have established and continuously  maintain  standards and procedures to protect the privacy of your information.

When you use our  on-line  (Internet)  products  and  services,  we may  collect information  about you to  personalize  our services to you, but we do not share any  such  information  or your  email  information  to  anyone  other  than our affiliates, unless compelled to do so under law.

IV.  ACCURACY

We continually  strive to maintain  complete and accurate  information about you and your  accounts.  Should you ever believe that our records are  inaccurate or incomplete,  please call us immediately at  1-800-220-8888.  We will investigate your  concerns  and correct any  inaccuracies.  We will also  confirm to you the actions we have taken  concerning your account.  You may also write to us at the
Quaker Funds, Inc., c/o Citco Mutual Fund Distributors,  Inc., 83 General Warren
Boulevard, Suite 200, Malvern, Pennsylvania 19355.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

HOW TO GET MORE INFORMATION

Additional  information  about  the Funds is  available  in the  Trust's  latest
Audited  Annual  Report,  dated  June  30,  2005  and  Statement  of  Additional
Information (SAI). The SAI contains more detailed  information on all aspects of the Funds. A current SAI, dated October __, 2005 has been filed with the SEC and is  incorporated by reference into this  Prospectus.  The Trust's Audited Annual
Report  contains  audited  financial   information   concerning  the  Funds  and
discussion  relating to the factors that affected each Fund's performance during each Fund's last fiscal year.

To receive  information without charge concerning the Funds or to request a copy of the SAI, annual and  semi-reports  relating to the Funds,  please contact the
Trust at:

                             Quaker Investment Trust

                    c/o Citco Mutual Fund Distributors, Inc.

                                 P.O. Box C1100

                           Southeastern, PA 19398-1100

                                 1-800-220-8888

A copy of your requested  document(s) will be mailed to you within three days of your request.

The SAI, annual and semi-annual  reports are also available,  free of charge, on the Trust's website at http://www.quakerfunds.com.

Information  about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Information about the Funds is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov).  Copies of this information can be
obtained,    after   paying   a   duplicating   fee,   by   electronic   request
(publicinfo@sec.gov),   or  by  writing  the  SEC's  Public  Reference  Section,
Washington, DC 20549-0102.

Not all share classes of Quaker Investment Trust are qualified or registered for sale in all states.  Shares of the Funds may not be offered or sold in any state unless  registered or qualified in that jurisdiction or unless an exemption from registration  or  qualification  is available.  Investors  should  inquire as to whether  shares of a  particular  Fund are  available  for offer and sale in the investor's state of residence.

                         [QUAKER INVESTMENT TRUST LOGO]

Investment Company Act No. 811-06260                            QFPR 102005

                            QUAKER(R)INVESTMENT TRUST

                              309 TECHNOLOGY DRIVE
                           MALVERN, PENNSYLVANIA 19355
                               TEL: (800) 222-8888

                       STATEMENT OF ADDITIONAL INFORMATION

                                October 28, 2005

     This  Statement  of  Additional  Information  pertains to the funds  listed below,  each of which is a  separate  series of  Quaker  Investment  Trust  (the
"Trust"),  an open-end investment  management company.  Each series of the Trust represents a separate  portfolio of securities (each a "Fund" and  collectively, the "Funds").

                          Quaker Strategic Growth Fund

                             Quaker Core Equity Fund

                          Quaker Small-Cap Growth Fund

                        Quaker Capital Opportunities Fund

                      Quaker Biotech Pharma-Healthcare Fund

                           Quaker Small-Cap Trend Fund

                            Quaker Mid-Cap Value Fund

                           Quaker Small-Cap Value Fund

                          Geewax Terker Core Value Fund

                            Quaker Fixed Income Fund

     This Statement of Additional  Information,  which should be kept for future reference,  is not a  prospectus.  It  should  be read in  conjunction  with the
Prospectus of the Funds, dated October 28, 2005 ("Prospectus").

     You may obtain a copy of the Prospectus, the Annual Report to Shareholders, the  Semi-Annual  Report to  Shareholders  free of charge  and make  shareholder inquiries by writing to Quaker Investment Trust, c/o Citco Mutual Fund Services,
Inc.,  83 General  Warren Blvd.,  Suite 200,  Malvern,  PA 19355,  or by calling
1-800-220-8888.

INVESTMENTS  IN THE FUNDS ARE NOT DEPOSITS OR  OBLIGATIONS  OF, OR GUARANTEED OR
ENDORSED  BY, ANY BANK,  AND ARE NOT  FEDERALLY  INSURED BY THE FEDERAL  DEPOSIT
INSURANCE  CORPORATION,   THE  FEDERAL  RESERVE  BOARD,  OR  ANY  OTHER  AGENCY.
INVESTMENTS IN THE FUNDS INVOLVE  INVESTMENT RISKS,  INCLUDING THE POSSIBLE LOSS
OF PRINCIPAL.

Investment Company Act No.
811-06260

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES............................................
Investment Policies
     U.S. Government Securities.................................................
     Municipal Obligations......................................................
     U.S. Government Agency Securities..........................................
     Repurchase Agreements......................................................
     When Issued Securities and Delayed-Delivery Transactions...................
     Equity Securities..........................................................
     Short-Term Investments.....................................................
     Options....................................................................
     Futures Contracts and Related Options......................................
     Money Market Instruments...................................................
     Registered Investment Companies............................................
     Real Estate Securities.....................................................
     Illiquid Securities........................................................
     Master-Feeder Option.......................................................
Other Permissible Investments...................................................
     Special Situations.........................................................
     Foreign Securities.........................................................
Investment Restrictions.........................................................
     Fundamental Investment Restrictions........................................
     Non-Fundamental Investment Restrictions....................................
Portfolio Turnover..............................................................
Valuation of Portfolio Holdings.................................................

DISCLOSURE OF PORTFOLIO HOLDINGS................................................

MANAGEMENT OF THE TRUST.........................................................
Board of Trustees and Officers..................................................
     Interested Trustees and Officers...........................................
     Independent Trustees.......................................................
     Ownership of Fund Shares by Trustees.......................................
Compensation of Trustees and Officers...........................................
     Compensation of Trustees...................................................
     Compensation of Officers...................................................
Committees of the Board.........................................................
     Audit Committee............................................................
     Nominating Committee.......................................................
Principal Holders of Securities.................................................

INVESTMENT ADVISORY AND OTHER SERVICES..........................................
Investment Adviser..............................................................
     Advisory Fees..............................................................
Investment Sub-Advisers.........................................................
Portfolio Managers..............................................................
     Compensation of Portfolio Managers.........................................
     Other Managed Accounts of Portfolio Managers...............................
     Potential Conflicts of Interest............................................
Principal Underwriter and Plans of Distribution.................................
     Distributor................................................................
     Distribution Plan (Rule 12b-1 Plans) ......................................
Custodian.......................................................................
Transfer Agent and Administrator................................................
Legal Counsel...................................................................
Independent Registered Public Accounting Firm...................................
Codes of Ethics.................................................................
Proxy Voting Policies...........................................................
Reports to Shareholders.........................................................

BROKERAGE ALLOCATION............................................................
Commission Recapture............................................................
Affiliated Transactions.........................................................

SHAREHOLDER INFORMATION.........................................................
Purchases and Sales through Brokers.............................................
Sales Charge Reductions and Waivers.............................................
     Waivers of Front-End Sales Charges.........................................
     Contingent Deferred Sales Charge Waivers...................................
Conversion Feature..............................................................
Redeeming Shares................................................................
     Redemption In-Kind.........................................................

NET ASSET VALUE, DIVIDENDS AND TAXES............................................
     Net Asset Value............................................................
     Suspension of the Determination of Net Asset Value.........................
     Distributions of Net Investment Income.....................................
     Distributions of Capital Gains.............................................
     Effect of Foreign Withholding Taxes........................................
     Information on the Amount and Tax Character of Distributions...............
     Election to be Taxed as a Regulated Investment Company.....................
     Excise Tax Distribution Requirements.......................................
     Redemption of Fund Shares..................................................
     U.S. Government Securities.................................................
     Qualified Dividend Income for Individuals..................................
     Dividends-Received Deduction for Corporations..............................
     Investment in Complex Securities...........................................
     Backup Withholding.........................................................
     Non-U.S. Investors.........................................................

PERFORMANCE INFORMATION.........................................................

DESCRIPTION OF SHARES...........................................................
     Other Expenses.............................................................

FINANCIAL STATEMENTS............................................................

EXHIBITS
Proxy Voting Policies of Adviser/Sub-Advisers

--------------------------------------------------------------------------------
                      INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

     The  investment  objective and strategies of each Fund are described in the
Prospectus  under the "Risk and  Return  Summary"  heading.  Set forth  below is additional information with respect to the investment policies of each Fund.

INVESTMENT POLICIES

     In addition to the primary investment securities in which each Fund invests as set forth in the Prospectus,  each Fund may also invest in the following,  to the  extent  that such  investments  do not  violate an  investment  restriction described in the Prospectus or this Statement of Additional Information:

     U.S. Government Securities. U.S. Government Treasury Bills, Treasury Notes,
and Treasury Bonds ("U.S.  Government Securities") are direct obligations of the
U.S. Government. As such, these instruments are generally considered to have the highest credit standing.  Securities  backed by the full faith and credit of the
United  States  Government  (direct  obligations)  carry  minimal  credit  risk;
shareholders are generally exposed only to interest rate risk.

     Municipal Obligations.  The term "Municipal Obligations" generally includes debt obligations issued to obtain funds for various public purposes,  including, but not limited to, the  construction of a wide range of public  facilities such
as  airports,   bridges,  highways,  housing,  hospitals,  mass  transportation, schools,  streets and water and sewer  works.  Other  public  purposes for which
Municipal Obligations may be issued include refunding  outstanding  obligations, obtaining funds for general  operating  expenses and lending such funds to other public  institutions  and facilities.  In addition,  certain types of industrial development  bonds are  issued by or on behalf of public  authorities  to obtain funds to provide  for the  construction,  equipment,  repair or  improvement  of privately operated housing  facilities,  sports facilities,  convention or trade show facilities,  airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal; the interest paid on such  obligations  may be exempt from federal income tax,  although  current tax laws place substantial  limitations on the size of such issues. Such obligations are  considered  to be  Municipal  Obligations  if  the  interest  paid  thereon qualifies  as exempt from  federal  income tax in the opinion of bond counsel to the  issuer.  There are, of course,  variations  in the  security  of  Municipal
Obligations,    both   within   a   particular    classification   and   between
classifications.

     For the  purpose of  diversification  under the  Investment  Company Act of
1940, as amended (the "1940 Act"), the identification of the issuer of Municipal
Obligations depends on the terms and conditions of the security. When the assets and  revenues  of an  agency,  authority,  instrumentality  or  other  political subdivision  are separate from those of the government  creating the subdivision and the security is backed only by the assets and  revenues of the  subdivision, such subdivision would be deemed to be the sole issuer.  Similarly,  in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental  user, then such non-governmental user would be deemed  to be the sole  issuer.  If,  however,  in  either  case,  the  creating government or some other entity guarantees a security,  such a guaranty would be considered  a  separate  security  and  will  be  treated  as an  issue  of such government or other entity.

     Municipal lease  obligations do not constitute  general  obligations of the municipality, but are ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the  municipality  has no  obligation  to  make  special  risks  not  ordinarily associated  with  Municipal  Obligations.  Although  lease  obligations  do  not constitute general  obligations of the municipality for which the municipality's taxing  power  is  pledged,  a lease  obligation  ordinarily  is  backed  by the municipality's  covenant to budget for,  appropriate  and make the  payments due
under  the  lease  obligation.   However,   certain  lease  obligations  contain
"non-appropriation"   clauses  which  provide  that  the   municipality  has  no
obligation to make lease or installment purchase payments in future years unless
money  is   appropriated   for  such  purpose  on  a  yearly   basis.   Although
"non-appropriation"  lease  obligations  are  secured  by the  leased  property, disposition of the property in the event of foreclosure  might prove  difficult.
The staff of the Securities and Exchange  Commission ("SEC") currently considers certain  lease  obligations  to be illiquid.  See "Illiquid  Investments"  for a description of the Trust's policies in this regard.

     U.S.  Government Agency Securities.  U.S.  Government Agency Securities are
securities issued by  instrumentalities  of the U.S.  Government.  Some of these securities are direct obligations of the U.S. Government, but those that are not still enjoy a very high degree of credit safety.

     Repurchase  Agreements.   In  a  Repurchase  Agreement,  a  Fund  purchases
securities  subject to the seller's  simultaneous  agreement to repurchase those securities  from the Fund at a specified  time (usually one day) and price.  The repurchase  price  reflects  an  agreed-upon  interest  rate  during the time of investment.  All  Repurchase  Agreements  entered  into  by  any  Fund  must  be collateralized  by  qualifying  securities,  the market values of which equal or exceed 102% of the principal  amount of the money  invested by the Fund, and the
Fund may only enter into  Repurchase  Agreements  with U.S.  banks or qualifying broker/dealers,  provided that the Fund's custodian always has possession of the securities  serving as collateral  for the  Repurchase  Agreements or has proper evidence of book entry receipt of said securities.

     When-Issued  Securities and  Delayed-Delivery  Transactions.  The Funds may
purchase  securities on a when-issued basis, and may purchase or sell securities for delayed-delivery.  These transactions occur when securities are purchased or sold by a Fund with  payment and  delivery  taking  place at some future date. A
Fund may enter into such transactions when, in the investment adviser's opinion, doing so may secure an  advantageous  yield  and/or price to the Fund that might otherwise  be  unavailable.  None of the Funds is limited on the  percentage  of assets it may commit to such transactions, but to minimize the risks of entering into these transactions,  any Fund committing to such transactions will maintain a segregated account with its custodian consisting of cash, cash equivalents, or
U.S.  Government  securities,  in an amount equal to the  aggregate  fair market value of its commitments to such transactions.

     Equity Securities. To the extent that such purchases do not conflict with a
Fund's principal investment objective(s),  the Funds may invest in common stock, convertible  preferred stock,  straight  preferred stock, and convertible bonds.
Each Fund may also  invest up to 5% of its net assets in  warrants  or rights to acquire  equity  securities  (other than those  acquired in units or attached to other  securities).  Stocks held in the  portfolio  of a Fund will  generally be traded on either the New York Stock  Exchange,  American  Stock  Exchange or the
NASDAQ over-the-counter market.

     Short-Term  Investments.  The Funds also will normally hold money market or repurchase agreement  instruments for funds awaiting  investment,  to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions and to provide for Fund operating expenses. As a temporary defensive measure, each Fund may invest up to 100% of its total assets in investment grade bonds,  U.S.  Government  Securities,  Repurchase  Agreements,  or money  market instruments.  When a Fund invests its assets in such  securities  as a temporary defensive measure, it will not be pursuing its stated investment objective.

     Options.  The  Funds  may  invest  in  options  on  equity  securities  and
securities  indices,  and  options  on  futures  contacts.   The  primary  risks
associated  with these  investments  are; (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. Further,  over-the-counter options can be less
liquid  than  exchange-traded  options.   Accordingly,   the  Funds  will  treat
over-the-counter  options as illiquid securities.  Investing in options involves specialized skills and techniques  different from those associated with ordinary portfolio  transactions.  The Funds may invest not more than 10% of their  total assets in options  transactions.  Options may be purchased for hedging purposes, or to provide a viable  substitute for direct  investment in, and/or short sales of, specific equity securities.  The Funds may write (sell) stock or stock index options  only for hedging  purposes or to close out  positions in stock or stock index  options  that the Fund has  purchased.  The Funds may only  write  (sell)
"covered" options.

     Futures  Contracts  and  Related  Options.  To  hedge  against  changes  in securities  prices or interest  rates,  the Funds may  purchase and sell various kinds of futures contracts,  and purchase and write call and put options on such futures  contracts.  Permissible  futures  contracts  investments are limited to futures  on  various  equity  securities  and other  financial  instruments  and indices.  The Fund will engage in futures and related options  transactions  for bona-fide hedging or other  non-hedging  purposes as permitted by regulations of the Commodity Futures Trading Commission.

     The Funds may only  purchase  or sell  non-hedging  futures  contracts,  or purchase or sell related  non-hedging  options,  except for closing  purchase or sale  transactions,  if immediately  thereafter the sum of the amount of initial
margin  deposits  on  the  Fund's  existing   non-hedging  futures  and  related
non-hedging  options  positions,  and the amount of premiums  paid for  existing non-hedging  options on futures  (net of the  amount the  positions  are "in the money")  does not exceed 5% of the  market  value of the  Fund's  total  assets.
Otherwise,  the Fund may invest up to 10% of its total assets in initial margins and premiums on futures and related options.

     Money  Market  Instruments.  Money  market  instruments  mature in thirteen months or less from the date of purchase and include U.S. Government Securities, corporate debt  securities,  bankers  acceptances and certificates of deposit of domestic  branches of U.S. banks,  and commercial  paper rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the investment adviser's opinion.  Money market  instruments  may be purchased  for  temporary  defensive purposes,  to accumulate cash for anticipated  purchases of portfolio securities and to provide for shareholder  redemptions and operating  expenses of the Fund.
For temporary  defensive  purposes,  a investment  adviser may, when it believes that  unusually  volatile or unstable  economic  and market  conditions  exists, depart from the Fund's normal  investment  approach and invest up to 100% of the net assets of the Fund in these instruments.

     Registered  Investment  Companies.  Each  Fund may  invest up to 10% of the value of its total assets in securities of other investment companies. The Funds may  invest  in any  type of  investment  company  consistent  with  the  Fund's investment objective and policies.  The Funds will not acquire securities of any one investment company if, immediately thereafter,  the Fund would own more than
3% of such company's total outstanding voting  securities,  securities issued by such company  would have an aggregate  value in excess of 5% of the Fund's total assets,  or securities  issued by such company and  securities  held by the Fund issued by other investment  companies would have an aggregate value in excess of
10% of the Fund's total assets, except that such restrictions shall not apply to investments in iShares Funds (as defined below).  To the extent the Funds invest in other  investment  companies,  the shareholders of the Funds would indirectly pay a portion of the operating costs of those investment companies.

     Real  Estate  Securities.  The  Funds  may  invest  in  readily  marketable
interests  in  real  estate  investment  trusts  ("REITs").   REITs  are  pooled
investment  vehicles which invest primarily in  income-producing  real estate or real estate related loans or interests. REITs are generally classified as equity
REITs,  mortgage  REITs or a combination  of equity and mortgage  REITs.  Equity
REITs invest the majority of their assets  directly in real  property and derive income  primarily  from the  collection of rents.  Equity REITs can also realize capital gains by selling  properties  that have  appreciated in value.  Mortgage
REITs invest the majority of their  assets in real estate  mortgages  and derive income from the collection of interest  payments.  REITs are generally  publicly traded on the national stock  exchanges and in the  over-the-counter  market and have  varying  degrees of  liquidity.  Although the Funds are not limited in the amount  of these  types of  securities  they may  acquire,  it is not  presently expected  that  within  the next 12 months any Fund will have in excess of 5% of its total assets in real estate securities.

     You should be aware that  equity  REITs may be  affected  by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected  by the quality of any credit  extended  (which may also be affected by changes in the value of the  underlying  property)  and by  changes in  interest
rates.  REITs  are  dependent  upon  management   skills,   often  have  limited
diversification,  and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency,  default by borrowers,  self-liquidation, and  the  possibilities  of  failing  to  qualify  for  exemption  from  tax for distributed  income  under the Internal  Revenue  Code of 1986,  as amended (the
"Internal  Revenue  Code") and failing to  maintain  their  exemptions  from the
Investment  Trust Act of 1988, as amended.  Certain REITs have relatively  small market  capitalizations,  which may result in less market  liquidity and greater price volatility of their securities.

     Illiquid  Investments.  Each Fund may invest up to 10% of its net assets in illiquid  securities.  Illiquid  securities  are  those  that may not be sold or
disposed  of  in  the  ordinary   course  of  business   within  seven  days  at
approximately  the price at which they are valued.  Under the supervision of the
Board of Trustees  and the  Adviser,  each  Fund's  sub-adviser  determines  the liquidity of that Fund's  investments.  Included within the category of illiquid securities are restricted securities, which cannot be sold to the public without registration  under the federal  securities  laws.  Unless  registered for sale, these  securities  can  only be sold in  privately  negotiated  transactions  or pursuant to an exemption from registration.

     Master-Feeder Option.  Notwithstanding its other investment policies,  each
Fund may seek to  achieve  its  investment  objective  by  investing  all of its investable net assets in another  investment  company having the same investment objective and  substantially  the same investment  policies and  restrictions as those  of the  Fund.  Although  such  an  investment  may be  made  in the  sole discretion of the Trustees,  the Fund's shareholders will be given 30 days prior notice  of any such  investment.  There is no  current  intent  to make  such an investment.

     iShares Funds. Each Fund may from time to time invest in the shares of each
iShares series of iShares Trust and iShares,  Inc.  (collectively,  the "iShares
Funds") in excess of the limitations of section  12(d)(1)(A) and (B) of the 1940
Act,  subject to (i) the conditions set forth in the exemptive order dated April
15, 2003,  issued by the SEC to iShares  Trust and iShares,  Inc.,  on behalf of each iShares Fund, and (ii) the  representations  and obligations  outlined in a certain  Participation  Agreement entered into by and among the Trust, on behalf of each Fund,  iShares Trust and iShares,  Inc. iShares Trust and iShares,  Inc.
are registered investment companies,  and shares of iShares Funds are listed and traded at market prices on national securities  exchanges,  such as the American
Stock Exchange and the New York Stock Exchange.  Market prices of iShares Funds'
shares may be different from their net asset value per share.  Each iShares Fund is an "index fund" that seeks  investment  results that correspond  generally to the price and yield  performance,  before  fees and  expenses,  of a  particular index.

OTHER PERMISSIBLE INVESTMENTS

     For Quaker Strategic  Growth Fund,  Quaker Capital  Opportunities  Fund and
Quaker Biotech Pharma-Healthcare Fund:

     Special Situations. Each Fund may invest in special situations from time to time. A special  situation arises when, in the opinion of Fund  management,  the securities  of a company will,  within a reasonably  estimated  time period,  be accorded  market  recognition  at an  appreciated  value  solely  by reason of a development  particularly or uniquely  applicable to that company and regardless of general  business  conditions  or  movements  of the market as a whole.  Such developments  and  situations  include,  but are not limited  to:  liquidations,
reorganizations,    recapitalizations    or   mergers,    material   litigation,
technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of  investing.  To minimize these risks, the Funds will not invest in special  situations  unless the target
company  has  at  least  three  years  of   continuous   operations   (including
predecessors),  or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

     For each Fund except for Quaker Fixed Income Fund:

     Foreign  Securities.  Foreign  securities  means any security the issuer of which is (i) the government of a foreign country or of any political subdivision of a foreign country or (ii) a corporation or other organization incorporated or organized under the laws of any foreign  country,  except an issuer of which (A)
more than 50% of the  outstanding  voting  securities  are held of record either directly  or  through  voting  trust  certificates  or  depositary  receipts  by residents of the United States, and (B) either (1) the majority of the executive officers or directors  of the issuer are U.S.  citizens or  residents,  (2) more than 50% of the  assets  of the  issuer  are  located  in the  U.S.,  or (3) the business  of  the  issuer  is  administered  principally  in  the  U.S.  Foreign
Securities include American Depository Receipts (ADRs).

     Each Fund may  invest up to 25% of its net  assets in  Foreign  Securities, except that the Quaker  Biotech  Pharma-Healthcare  Fund may invest up to 30% of its net assets in Foreign Securities.

INVESTMENT RESTRICTIONS

     The Funds  (except  where  noted) have  adopted the  following  fundamental investment limitations, which cannot be changed without approval by holders of a majority of the  outstanding  voting  securities  of each Fund as defined in the
1940 Act. As provided in the 1940 Act, a vote of a "majority of the  outstanding voting  securities"  of a Fund means the  affirmative  vote of the lesser of (1)
more than 50% of the  outstanding  shares of the Fund, or (2) 67% or more of the shares of the Fund  present  at a  meeting,  if more than 50% of the  shares are represented  at the  meeting  in person  or by proxy.  Except  with  respect  to borrowing,  changes in values of the  Fund's  assets as a whole will not cause a violation  of the  following  investment  restrictions  so  long  as  percentage restrictions are observed by the Fund at the time it purchases any security.

     Fundamental Investment Restrictions.  As a matter of fundamental policy, no
Fund is allowed to:

     (1)  issue senior  securities,  borrow money, or pledge its assets,  except that  it  may  borrow  from  banks  as a  temporary  measure  (a)  for extraordinary  or emergency  purposes,  in amounts not exceeding 5% of its  total  assets  or (b) in order to meet  redemption  requests,  in amounts not exceeding 15% of its total assets;  the Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

     (2)  invest for the purpose of exercising  control or management of another issuer;

     (3)  purchase or sell  commodities  or commodities  contracts,  real estate
          (including  limited  partnership  interests,   but  excluding  readily
          marketable  securities  secured by real estate or  interests  therein, readily marketable interests in real estate investment trusts, readily marketable  securities  issued by companies that invest in real estate or interests  therein,  or  mortgage-backed  securities for the Quaker
          Fixed Income Fund as described in the Prospectus) or interests in oil, gas, or other mineral  exploration or  development  programs or leases
          (although it may invest in readily  marketable  securities  of issuers that invest in or sponsor such programs or leases);

     (4)  underwrite  securities issued by others, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

     (5)  make short sales of  securities or maintain a short  position,  except short  sales  "against  the box," and except that a Fund may engage in short sales of securities to the extent described in the Prospectus (a short  sale is made by  selling a  security  the Fund does not own;  a short  sale  is  "against  the  box"  to  the  extent  that  the  Fund contemporaneously  owns or has the right to  obtain  at no  additional cost securities identical to those sold short);

     (6)  participate  on a joint  or joint  and  several  basis in any  trading account in securities;

     (7)  make  loans of money or  securities,  except  that the  Funds  may (i)
          invest in repurchase  agreements and commercial paper; (ii) purchase a portion of an issue of publicly distributed bonds, debentures or other debt  securities;  and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities;

     (8)  under normal circumstances invest more than 25% of its total assets in the securities of companies engaged in a single industry;  except that the Quaker  Biotech  Pharma-Healthcare  Fund will invest not less than
          25%  of  its  assets  in  stocks  of  biotechnology,   healthcare  and
          pharmaceutical   companies,   and  except  that  the  Quaker   Capital
          Opportunities  Fund will  invest  not less than 25% of its assets in a single market  sector.  The market sectors in which the Quaker Capital
          Opportunities Fund invests will change from time to time, but the Fund will not at any time  invest  more than 25% of its  assets in a single industry within that market sector.  This restriction does not limit a
          Fund's investments in (i) obligations issued or guaranteed by the U.S.
          Government,   its  agencies  or  instrumentalities,   (ii)  tax-exempt
          obligations  issued  by  governments  or  political   subdivisions  of
          governments,  or (iii) repurchase  agreements  collateralized  by such obligations; and

     (9)  except  for  Quaker  Capital  Opportunities  Fund and  Quaker  Biotech
          Pharma-Healthcare  Fund,  each  Fund  is a  "diversified  company"  as defined in the 1940 Act. This means that a Fund will not, with respect to 75% of its total assets,  purchase  securities of any issuer (other than securities issued or guaranteed by the U.S.  Government or any of its agencies or instrumentalities),  if, as a result, (i) more than 5%
          of the Fund's total assets would be invested in the securities of that issuer,  or (ii) the Fund would hold more than 10% of the  outstanding voting securities of that issuer.

     Non-Fundamental   Investment   Restrictions.   The   following   investment
limitations  are  not  fundamental,  and  may  be  changed  without  shareholder approval. As a matter of non-fundamental policy, each Fund is not allowed to:

     (1)  invest  more than 10% of its net assets in  illiquid  securities;  for this purpose, illiquid securities include, among others (a) securities for which no readily  available  market  exists or which have legal or contractual  restrictions on resale,  (b) fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

     (2)  invest in the  securities of any issuer if those  officers or Trustees of the  Trust and  those  officers  and  directors  of the  investment adviser who  individually  own more than 1/2 of 1% of the  outstanding securities  of such issuer  together own more than 5% of such issuer's securities;

     (3)  purchase  any  securities  on margin  except in  connection  with such
          short-term   credits  as  may  be  necessary   for  the  clearance  of
          transactions; and

     (4)  invest in warrants,  valued at the lower of cost or market,  exceeding more than 5% of the value of the Fund's net  assets;  included  within this  amount,  but not to  exceed 2% of the  value of the  Fund's  net assets,  may be  warrants  which  are not  listed  on the New  York or
          American  Stock  Exchange;  warrants  acquired by the Fund in units or attached  to  securities  may be deemed to be  without  value,  unless otherwise  permitted in the Prospectus or this Statement of Additional
          Information.

PORTFOLIO TURNOVER

     Portfolio  turnover  rate is  calculated by dividing the lesser of a Fund's sales or purchases of portfolio  securities  for the fiscal year  (exclusive  of purchases or sales of all securities whose maturities or expiration dates at the time of acquisition  were one year or less) by the monthly  average value of the securities  in a Fund's  portfolio  during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities  whose  maturities at the time of acquisition  were one year or less, were sold and either repurchased or replaced within one year.

     The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly,  it can be expected that the rate of  portfolio  turnover  may be high.  For each Fund's last fiscal year ended June 30, 2005, portfolio turnover rates were:

-------------------------------------- -------------------------------------
Name of Fund                                Portfolio Turnover Rate
-------------------------------------- -------------------------------------
Quaker Strategic Growth Fund                       [332.70%]
-------------------------------------- -------------------------------------
Quaker Core Equity Fund                            [239.70%]
-------------------------------------- -------------------------------------
Quaker Small-Cap Growth Fund                       [191.91%]
-------------------------------------- -------------------------------------
Quaker Capital Opportunities Fund                  [230.58%]
-------------------------------------- -------------------------------------
Quaker Biotech Pharma-Healthcare Fund              [139.37%]
-------------------------------------- -------------------------------------
Quaker Small-Cap Trend Fund                          [8.16%]
-------------------------------------- -------------------------------------
Quaker Mid-Cap Value Fund                          [134.73%]
-------------------------------------- -------------------------------------
Quaker Small-Cap Value Fund                        [101.86%]
-------------------------------------- -------------------------------------
Geewax Terker Core Value Fund                      [156.88%]
-------------------------------------- -------------------------------------
Quaker Fixed Income Fund                            [98.15%]
-------------------------------------- -------------------------------------

     High  portfolio  turnover  in  any  year  involves  correspondingly  higher brokerage  commissions  and transaction  costs,  which are borne by the Fund and will reduce its  performance  and could result in the payment by shareholders of larger taxable income and taxable capital gains.  Distributions  to shareholders of such  investment  gains,  to the extent they  consist of  short-term  capital gains, will be considered ordinary income for federal income tax purposes.

VALUATION OF INDIVIDUAL PORTFOLIO HOLDINGS

     Securities that are listed on a securities  exchange are valued at the last quoted  sales price at the time the  valuation  is made.  Price  information  on listed  securities  is taken from the  exchange  where the security is primarily traded by the Fund.  Securities that are listed on an exchange and which are not traded on the valuation date are valued at the mean of the bid and asked prices.
Unlisted securities for which market quotations are readily available are valued at the latest  quoted  sales  price,  if  available,  at the time of  valuation, otherwise,  at the latest  quoted bid price.  Temporary  cash  investments  with maturities  of 60  days  or  less  will  be  valued  at  amortized  cost,  which approximates  market  value.  Securities  for which no  current  quotations  are readily  available  are valued at fair value as  determined  in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of  prices  provided  by a pricing  service  when such  prices  are believed  to reflect the fair market  value of such  securities.  Please see the
Prospectus for more details regarding fair valuation of securities.

     Fixed income  securities will ordinarily be traded on the  over-the-counter
market.  When  market  quotations  are  not  readily  available,   fixed  income
securities  may be valued  based on prices  provided by a pricing  service.  The
prices   provided  by  the  pricing   service  are  generally   determined  with
consideration  given to  institutional  bid and last sale  prices  and take into
account  securities  prices,  yields,   maturities,   call  features,   ratings,
institutional trading in similar groups of securities,  and developments related to specific  securities.  Such fixed income  securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities.
Such matrix system may be based upon the considerations  described above used by other pricing  services and  information  obtained by the pricing agent from the investment  adviser and other  pricing  sources  deemed  relevant by the pricing agent.

--------------------------------------------------------------------------------
                        DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

     The Board of Trustees has adopted  policies and  procedures  regarding  the disclosure of portfolio  holdings  information  to protect the interests of Fund shareholders  and to address  potential  conflicts of interest  that could arise between the  interests of Fund  shareholders  and the  interests of the Adviser, sub-advisers,  principal  underwriter,  administrator,  or any employees thereof
(collectively,  the "Fund  Representatives").  The Funds'  overall  policy  with respect to the  release of  portfolio  holdings is to release  such  information consistent with applicable  legal  requirements and the fiduciary duties owed to shareholders.  Subject to the limited exceptions described below, the Funds will not make  available  to anyone  non-public  information  with  respect  to their portfolio holdings,  until such time as the information is made available to all shareholders or the general public.

     These   policies  and   procedures   are  also   applicable   to  the  Fund
Representatives.  Pursuant to the policy, the Funds and the Fund Representatives are obligated to:

     o    Act  in  the  best  interests  of  Fund   shareholders  by  protecting
          non-public and potentially material portfolio holdings information;

     o    Ensure  that  portfolio  holdings  information  is not  provided  to a favored group of clients or potential clients; and

     o    Adopt such  safeguards  and controls  governing  the release of client information  so that  no  client  or  group  of  clients  is  unfairly disadvantaged as a result of such release.

     Any requests for  departures  from this policy from clients,  or from other third  parties,  must be  authorized  by the Chief  Compliance  Officer prior to disclosure.  In certain  jurisdictions it is prohibited by law to make available to some  shareholders  the  Funds'  underlying  portfolio  positions  unless all shareholders  receive  the  same  information.  Providing  such  information  to selected  recipients  could  assist a person or entity  in late  trading  of the
Funds' shares or allow them to engage in other  detrimental  trading  techniques such as front running or short selling of the portfolio securities in the Funds.

     There are general and other limited  exceptions to this prohibition.  Third parties that provide services to the Funds, such as trade execution  measurement and reporting systems, personal securities transaction monitoring, proxy voting, the Funds' custodian, administrator, accountants/auditors and executing brokers,
may  also  receive  or  have  access  to  nonpublic  Fund   portfolio   holdings
information.  These parties,  either by explicit agreement or by virtue of their duties, are required to maintain  confidentiality  and are required not to trade on such information.  In addition,  the Adviser, the sub-advisers and certain of their  personnel have access to the Funds'  portfolio  holdings in the course of providing  advisory services to the Funds. No Fund or affiliated entity receives compensation  or  other  consideration  by  virtue  of  disclosure  of a  Fund's portfolio holdings.

     Nonpublic  portfolio  information  may be disclosed to other third  parties provided  that  there  is a  legitimate  business  purpose  for  doing so and is approved by the Chief  Compliance  Officer and proper  undertakings are obtained with respect to confidentiality and limited scope of use of the information.

     The  Adviser's/sub-advisers'  compliance  staff conduct periodic reviews of compliance  with the policy and, as  appropriate,  the Funds'  Chief  Compliance
Officer  will report to the Board of Trustees  regarding  the  operation  of the policy,  any  material  changes  recommended  as a result of such review and any material  exceptions  that have been  granted  under the  policy,  including  an explanation  of the legitimate  business  purpose that was served as a result of any such exception.

     The Funds also disclose their complete  portfolio holdings quarterly to the
SEC using  Form N-Q  within 60 days of the first and third  quarter  ends of the
Funds'  fiscal year and on Form N-CSR on the second and fourth  quarter  ends of the Funds' fiscal year.  Form N-Q is not required to be mailed to  shareholders, but is made public through SEC electronic filings.  Shareholders  receive either complete portfolio holdings  information or summaries of Fund portfolio holdings with their annual and semi-annual reports. The Form N-Q is also available on the
Trust's website at www.quakerfunds.com.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS

     The business of the Funds is supervised  by the Board of Trustees,  who may exercise all powers not required by statute,  the Agreement and  Declaration  of
Trust (the  "Declaration  of  Trust"),  or the  By-laws to be  exercised  by the shareholders. The Trustees stand in the position of fiduciaries to the Funds and their  shareholders and, as such, they have a duty of due care and loyalty.  The
Trustees are responsible for managing the business and affairs of the Funds.

     When appropriate,  the Board of Trustees will consider  separately  matters relating to each Fund or to any class of shares of a Fund. The Board of Trustees elects the officers of the Trust and retains various companies to carry out Fund operations,  including the investment  advisers,  custodian,  administrator  and transfer agent.

     The following table provides information about the Trustees and officers of the Trust,  including each person's experience as a director or trustee of other funds as well as other recent professional experience.

Interested Trustees and Officers

---------------------------------------------------------------------------------------------------------------------
                                         Serving as
                                         an Officer                                      Number of
                                         or Trustee                                      Portfolios    Directorships
                        Position(s) Held  of  the      Principal Occupation(s)           Overseen by      Held by
Name, Address and Age   with the Trust   Trust Since    During Past 5 Years               Trustee       Nominee(1)
--------------------------------------------------------------------------------------------------------------------

Jeffry H. King, Sr.(2), Chief Executive     Since    Chairman of Board of Directors and       10        None
(3)                     Officer,          Nov. 1996  Chief Executive Officer, Quaker
309 Technology Drive    Treasurer and                Funds, Inc. (1996-present);
Malvern, PA 19355       Trustee                      Registered Representative, Radnor
Age 62                                               Research & Trading Company, LLC;
                                                     formerly Registered Representative,
                                                     Quaker Securities, Inc.(2004-2005);
                                                     Chairman of the Board of Directors
                                                     and Assistant Secretary of Citco
                                                     Mutual Fund Services, Inc.
                                                     (1999-2005).
----------------------------------------------------------------------------------------------------------------------
Laurie Keyes(3), (4)    Secretary and       Since    Chief Financial Officer, Quaker          10        None
309 Technology Drive    Trustee           Nov. 1996  Funds, Inc. (1996-present).
Malvern, PA 19355
Age 55
----------------------------------------------------------------------------------------------------------------------
Timothy E. Richards     Chief Compliance    Since    General Counsel for Quaker Funds,       None       None
309 Technology Drive    Officer           March 2004 Inc. and CRA Fund Advisors, Inc.
Malvern, PA 19355                                    Chief Compliance Officer for the
Age 39                                               Quaker Investment Trust, The
                                                     Community Reinvestment Act
                                                     Qualified Investment Trust, and
                                                     The Penn Street Investment Trust.
----------------------------------------------------------------------------------------------------------------------

Independent Trustees
----------------------------------------------------------------------------------------------------------------------

David K. Downes         Chairman of the     Since    President, Chief Executive Officer       10        Internet
309 Technology Drive    Board, Trustee    Jan. 2004  and Director of CRA Fund Advisors                  Capital
Malvern, PA 19355                                    Inc. (2004-present); President,                    Group,
Age 65                                               Community Reinvestment Act                         Inc. (a
                                                     Qualified Investment Fund                          technology
                                                     ("CRAQIF'"), an investment                         company)
                                                     management company (2004-present);                 (2003-present).
                                                     formerly, Chief Operating Officer
                                                     and Chief Financial Officer,
                                                     Lincoln National Investment
                                                     Companies and Delaware
                                                     Investments, the investment
                                                     management subsidiary of Lincoln
                                                     Financial Group (1992-2003); Chief
                                                     Executive Officer, Delaware
                                                     Investments Family of Funds, an
                                                     investment management company
                                                     (1997-2003).
----------------------------------------------------------------------------------------------------------------------
Mark S. Singel          Trustee             Since    Director/Founder, The Winter Group       10        None
1251 Stone Creek Drive                    Feb. 2002  (January 2005-present); formerly,
Hummelstown, PA 17036                                Managing Director, Public Affairs
Age 51                                               Management (lobbying firm)
                                                     (2000-2004).
----------------------------------------------------------------------------------------------------------------------
Ambassador Adrian A.    Trustee             Since    Director of Project on Democratic        10        None
Basora (ret.)                             Feb. 2002  Transitions, Foreign
1529 Walnut Street                                   Policy Research Institute
Suite 610                                            (2004-present); formerly,
Philadelphia, PA 19102                               President of Eisenhower
Age 66                                               Fellowships (1996-2004).
----------------------------------------------------------------------------------------------------------------------
James R. Brinton        Trustee             Since    President, Robert J. McAllister          10        Penn
123 West Lancaster                        Feb. 2002  Agency, Inc. (a commercial                         Street
Avenue                                               insurance brokerage firm)                          Fund, Inc.
Wayne, PA 19087                                      (1979-present).                                    ("PSFI")(5)
Age 50                                                                                                  (a
                                                                                                        registered
                                                                                                        investment
                                                                                                        management
                                                                                                        company)
                                                                                                        (2002-present).
----------------------------------------------------------------------------------------------------------------------
G. Michael Mara         Trustee             Since    President, Valley Forge Capital          10        None
309 Technology Drive                      Feb. 2002  Advisers (2002-present);
Malvern, PA 19335                                    President, Penn Street Fund, Inc.
Age 49                                               (2001-present); Registered
                                                     Representative, Citco Mutual Fund
                                                     Distributors, Inc. (2002-present);
                                                     formerly, Managing Director,
                                                     Millennium Bank (2000-2004);
                                                     Principal, Vanguard Fiduciary
                                                     Trust Company (1997-1999).
----------------------------------------------------------------------------------------------------------------------
Warren West             Trustee             Since    President and owner, Greentree           10        None
1700 Market Street                        Nov. 2003  Brokerage Services, Inc.
Philadelphia, PA  19103                              (1998-present).
Age 48
----------------------------------------------------------------------------------------------------------------------

(1)  Directorship  of  companies  required  to  report  to  the  SEC  under  the
     Securities  Exchange Act of 1934,  as amended (the  "Exchange  Act") (i.e.,
     "public companies") and investment companies registered under the 1940 Act.

(2)  Mr.  King is  considered  to be an  "interested  person"  of the  Trust for purposes  of the 1940 Act because he is the Chief  Executive  Officer and a controlling  shareholder of Quaker Funds,  Inc., the investment  adviser to the Funds.  Mr. King is also a shareholder  of Citco Mutual Fund  Services,
     Inc.,  the  administrator  and  transfer  agent  of  the  Trust.  Mr.  King previously  served as a director of PSFI from May, 2002 until April,  2003.
     Mr. Mara currently  serves as an officer of PSFI and Mr. Brinton  currently serves on the Board of Directors of PSFI. The investment adviser of PSFI is
     Penn Street Investment Advisers, Inc. and the principal distributor of PSFI is  Citco  Mutual  Fund  Distributors,  Inc.,  which  also  serves  as  the distributor  for the  Trust,  and is an  affiliate  of  Citco  Mutual  Fund
     Services, Inc.

(3)  This position is held with an affiliated  person of the Trust. Mr. King and
     Ms. Keyes are husband and wife.

(4)  Ms.  Keyes is  considered  to be an  "interested  person"  of the Trust for purposes  of the 1940 Act  because she is the  Secretary,  Chief  Financial
     Officer and a controlling shareholder of Quaker Funds, Inc.

(5)  Citco Mutual Fund  Distributors,  Inc., the distributor of the Funds,  also serves as distributor of the shares of each series of PSFI.

     Ownership  of  Fund  Shares  by  Trustees.  Information  relating  to  each
Trustees' ownership  (including the ownership of his or her immediate family) in each  Fund as of  December  31,  2004 is set forth in the  chart  below.  [To Be
Updated in 485(b) Filing]

Interested Trustees
--------------------- ------------------------------------------- ----------------------- --------------------------
                                                                                           Aggregate Dollar Range
                                                                                           of Equity Securities in
                                                                     Dollar Range of           All Registered
                                                                   Shares of Beneficial     Investment Companies
                                                                  Interest of the Funds    Overseen by Trustee in
        Name                          Fund Name                    Beneficially Owned(1)       the Fund Complex
--------------------- ------------------------------------------- ----------------------- --------------------------
  Jeffry H. King,     Quaker Small-Cap Value Fund Class A             Over $100,000             Over $100,000
       Sr.(2)
                      ------------------------------------------- -----------------------
                      Quaker Capital Opportunities Fund Class A       Over $100,000
                      ------------------------------------------- -----------------------
                      Quaker Biotech Pharma-Healthcare Fund           Over $100,000
                      Class A
                      ------------------------------------------- -----------------------
                      Quaker Small-Cap Value Fund Institutional
                      Class                                           Over $100,000
                      ------------------------------------------- -----------------------
                      Quaker Mid-Cap Value Fund Institutional
                      Class                                           Over $100,000
                      ------------------------------------------- -----------------------
                      Quaker Strategic Growth Fund                    Over $100,000
                      Institutional Class
--------------------- ------------------------------------------- ----------------------- --------------------------
  Laurie Keyes(2)     Quaker Strategic Growth Fund Class A            Over $100,000             Over $100,000
                      ------------------------------------------- -----------------------
                      Quaker Small-Cap Value Fund Class A             Over $100,000
                      ------------------------------------------- -----------------------
                      Quaker Mid-Cap Value Fund Class A               Over $100,000
                      ------------------------------------------- -----------------------
                      Quaker Capital Opportunities Fund Class A       Over $100,000
                      ------------------------------------------- -----------------------
                      Quaker Biotech Pharma-Healthcare Fund
                      Class A                                         Over $100,000
                      ------------------------------------------- -----------------------
                      Quaker Small-Cap Value Fund Institutional
                      Class                                           Over $100,000
                      ------------------------------------------- -----------------------
                      Quaker Mid-Cap Value Fund Institutional
                      Class                                           Over $100,000
                      ------------------------------------------- -----------------------
                      Quaker Strategic Growth Fund                    Over $100,000
                      Institutional Class
--------------------- ------------------------------------------- ----------------------- --------------------------

Independent Trustees
--------------------- ------------------------------------------- ----------------------- --------------------------
                                                                                           Aggregate Dollar Range
                                                                                           of Equity Securities in
                                                                     Dollar Range of           All Registered
                                                                   Shares of Beneficial     Investment Companies
                                                                  Interest of the Funds    Overseen by Trustee in
        Name                          Fund Name                    Beneficially Owned(1)       the Fund Complex
--------------------- ------------------------------------------- ----------------------- --------------------------
  David K. Downes     Quaker Small Cap Value Fund Class A            $50,001-$100,000           Over $100,000
                      ------------------------------------------- -----------------------
                      Quaker Small-Cap Trend Fund Class A             Over $100,000
                      ------------------------------------------- -----------------------
                      Quaker Biotech Pharma-Healthcare Fund          $10,001-$50,000
                      Class A
--------------------- ------------------------------------------- ----------------------- --------------------------
   Amb. Adrian A.     Quaker Strategic Growth Fund Class A           $10,001-$50,000          $50,001-$100,000
       Basora
                      ------------------------------------------- -----------------------
                      Quaker Small Cap Value Fund Class A            $10,001-$50,000
                      ------------------------------------------- -----------------------
                      Quaker Mid-Cap Value Fund Class A              $10,001-$50,000
                      ------------------------------------------- -----------------------
                      Quaker Biotech Pharma-Healthcare Fund          $10,001-$50,000
                      Class A
--------------------- ------------------------------------------- ----------------------- --------------------------
  James R. Brinton    Quaker Strategic Growth Fund Class A            Over $100,000             Over $100,000
                      ------------------------------------------- -----------------------
                      Quaker Small-Cap Value Fund Class A             Over $100,000
                      ------------------------------------------- -----------------------
                      Quaker Mid-Cap Value Fund Class A               Over $100,000
                      ------------------------------------------- -----------------------
                      Quaker Biotech Pharma-Healthcare Fund           Over $100,000
                      Class A
--------------------- ------------------------------------------- ----------------------- --------------------------
  G. Michael Mara     Quaker Small Cap Value Fund Class A               $1-$10,000            $50,001-$100,000
                      ------------------------------------------- -----------------------
                      Quaker Small Cap Growth Fund Class A              $1-$10,000
                      ------------------------------------------- -----------------------
                      Quaker Core Equity Fund Class A                   $1-$10,000
                      ------------------------------------------- -----------------------
                      Quaker Capital Opportunities Fund Class A         $1-$10,000
                      ------------------------------------------- -----------------------
                      Quaker Fixed Income Fund Class A                  $1-$10,000
                      ------------------------------------------- -----------------------
                      Geewax Terker Core Value Fund Class A             $1-$10,000
                      ------------------------------------------- -----------------------
                      Quaker Biotech Pharma-Healthcare Fund
                      Class A                                           $1-$10,000
--------------------- ------------------------------------------- ----------------------- --------------------------
   Mark S. Singel     Quaker Strategic Growth Fund Class A           $50,001-$100,000         $50,001-$100,000
                      ------------------------------------------- -----------------------
                      Quaker Mid-Cap Value Fund Class A              $10,001-$50,000
                      ------------------------------------------- -----------------------
                      Quaker Biotech Pharma-Healthcare Fund
                      Class A                                        $10,001-$50,000
--------------------- ------------------------------------------- ----------------------- --------------------------
    Warren West                          None                              None                     None
--------------------- ------------------------------------------- ----------------------- --------------------------
________________________________

(1)  Other than Mr. King, Ms. Keyes and Mr.  Downes,  no other Trustees owned 1%
     or more of the outstanding  shares of any Class of any Fund. As of December
     31,  2004,  Mr.  King  and Ms.  Keyes  jointly  owned  more  than 1% of the outstanding  shares of each of the following  Funds:  Quaker  Mid-Cap Value
     Fund-Institutional  Class, Quaker Biotech  Pharma-Healthcare  Fund-Class A,
     and Quaker Strategic Growth  Fund-Institutional  Class; Mr. Downes, jointly with his  spouse,  owned more than 1% of the  outstanding  shares of Quaker
     Small-Cap Trend Fund-Institutional  Class. The Trustees and officers of the
     Trust, as a group,  owned as of December 31, 2004, [---%] of Quaker Mid-Cap
     Value   Fund-Institutional   Class,   [---%]  of  Quaker   Small-Cap  Trend
     Fund-Institutional  Class,  [---%] of Quaker  Small-Cap Trend Fund-Class A,
     [---%] of Quaker Biotech  Pharma-Healthcare  Fund-Class A, [---%] of Quaker
     Strategic Growth Fund-Institutional Class, [---%] of Quaker Small-Cap Value
     Fund-Institutional  Class,  1.03% of Quaker  Small-Cap Value  Fund-Class A,
     [---%]  of  Quaker  Small-Cap  Growth  Fund-Class  A, and  [---%] of Quaker
     Capital Opportunities Fund-Class A.

(2)  The Fund  shares  noted are held  jointly by Mr.  King and Ms.  Keyes,  his spouse.

COMPENSATION OF TRUSTEES AND OFFICERS

     Compensation of Trustees.  Each Independent  Trustee receives  compensation from the Funds.  Interested  Trustees are compensated by Quaker Funds, Inc., and do not directly receive compensation from the Funds.  However,  because Mr. King and Ms. Keyes are currently employed by Quaker Funds, Inc. and have the right to share in the profits that Quaker Funds,  Inc. earns by managing the Funds,  they may receive  indirect  compensation  from the Funds.  Each  Independent  Trustee currently  receives a total annual  retainer of $25,000 for serving as a Trustee of the Trust,  plus a reimbursement of any  out-of-pocket  expenses  incurred in connection with attendance at Board  meetings.  The independent  chairman of the
Board, Mr. Downes,  receives an annual retainer of $175,000.  In addition to the annual  retainer  received  by Mr.  Downes,  Mr.  Downes is also  entitled to be reimbursed for (i) health insurance  premiums paid by Mr. Downes with respect to a health care insurance policy coverage for Mr. Downes and his spouse;  and (ii)
amounts  expended with respect to the lease of office space. The chairpersons of the Audit  Committee  and the  Nominating  Committee  each receive an additional annual retainer of $10,000. Mr. Mara, as lead Independent Trustee, also receives an additional annual retainer of $25,000.

     The compensation  tables below set forth the total compensation paid to the
Trustees  for the fiscal year ended June 30,  2005.  The Trust has no pension or retirement benefits for any of the Trustees.

                                                      Pension or
                                 Aggregate       Retirement Benefits      Total Estimated     Compensation from
         Name and              Compensation       Accrued as Part of    Annual Benefits upon     the Fund(s)
     Position(s) Held         from the Trust        Trust Expenses           Retirement        Paid to Trustees

David K. Downes(1)         $175,000 (Retainer)            N/A                    N/A           [$____] from 10
Chairman of Board,           [$_____ (Regular                                                       Funds
Independent Trustee           Board Meeting)
                             $______ (Audit &
                                Nominating
                           Committee Meeting)]

Louis P. Pektor, III(2)      $_____ (Regular              N/A                    N/A           [$____] from 10
Independent Trustee           Board Meeting)                                                        Funds

Mark S. Singel               $30,200 (Regular             N/A                    N/A           [$____] from 10
Independent Trustee           Board Meeting)                                                        Funds
                             $3,375 (Audit &
                                Nominating
                            Committee Meeting)

Amb. Adrian A. Basora        [$_____ (Regular             N/A                    N/A           [$____] from 10
Independent Trustee           Board Meeting)                                                        Funds
                              $______ (Audit
                           Committee Meeting)]

G. Michael Mara              [$_____ (Regular             N/A                    N/A           [$____] from 10
Independent Trustee           Board Meeting)                                                        Funds
                           $______ (Nominating
                           Committee Meeting)]

James R. Brinton             [$_____ (Regular             N/A                    N/A           [$____] from 10
Independent Trustee           Board Meeting)                                                        Funds
                              $______ (Audit
                           Committee Meeting)]

Warren West                  [$_____ (Regular             N/A                    N/A           [$____] from 10
Independent Trustee           Board Meeting)                                                        Funds
                              $______ (Audit
                           Committee Meeting)]

Jeffry H. King, Sr.              [$----]                  N/A                    N/A           [$____] from 10
Chief Executive Officer,                                                                            Funds
Treasurer and Interested
Trustee

Laurie Keyes                     [$----]                  N/A                    N/A           [$____] from 10
Secretary and Trustee                                                                               Funds

Kevin J. Mailey(3)               [$----]                  N/A                    N/A           [$____] from 10
Chief Executive Officer,                                                                            Funds
Interested Trustee

Everett T. Keech(4)              [$----]                  N/A                    N/A           [$____] from 10
Interested Trustee                                                                                  Funds
_____________________

(1)  In addition to the annual  retainer  received  by Mr.  Downes as  described above,  Mr.  Downes is entitled to be reimbursed  for (i) health  insurance premiums paid by Mr. Downes with respect to a health care insurance  policy coverage  for Mr.  Downes and his spouse;  and (ii) amounts  expended  with respect to the lease of office space.

(2)  Mr. Pektor resigned as a Trustee of the Trust on February 9, 2005.

(3)  Mr. Mailey resigned as a Trustee of the Trust on January 14, 2005.

(4)  Mr. Keech resigned as a Trustee of the Trust on January 14, 2005.

     Compensation of Officers.  Except for Mr. Downes, the Chairman of the Board
of the Trust (whose  compensation from the Trust has been reflected in the chart above),  Timothy E. Richards,  the Chief Compliance Officer of the Trust, is the
only  officer of the Trust who  receives  compensation  from the Trust.  For the fiscal  year  ended  June  30,  2005,  Mr.  Richards  received  [$_________]  in compensation from the Trust.

COMMITTEES OF THE BOARD

     During the fiscal  year ended  June 30,  2005,  the Trust held [---]  Board meetings.  Each of the currently serving Trustees attended at least 75% of those
Board  meetings and also  attended at least 75% of those  committee  meetings on which the Trustee serves as a member.

     There are two standing committees of the Board of Trustees: Audit Committee and Nominating Committee.

     Audit Committee.  The members of the Audit Committee are: Messrs. Adrian A.
Basora  (Chairperson of the Audit Committee),  David K. Downes,  Warren West and
James R. Brinton.  The Audit Committee operates pursuant to a charter adopted by the Board of Trustees.  The purposes of the Audit  Committee are to: (i) oversee the Funds'  accounting  and  financial  reporting  principles  and  policies and related  controls and procedures  maintained by or on behalf of the Funds;  (ii)
oversee the Funds' financial statements and the independent audit thereof; (iii)
select,  evaluate and, where deemed appropriate,  replace the Funds' independent registered  public  accountants  ("independent  auditors");  (iv)  evaluate  the independence of the Funds' independent  auditors;  and (v) to report to the full
Board of Trustees on its  activities  and  recommendations.  The function of the
Audit  Committee is oversight;  it is  management's  responsibility  to maintain appropriate  systems for accounting and internal  control,  and the  independent auditors'  responsibility  to plan and carry out a proper audit. The independent auditors are  ultimately  accountable to the Board and the Audit  Committee,  as representatives  of the Funds'  shareholders.  Each of the  members of the Audit
Committee have a working  knowledge of basic finance and accounting  matters and are not interested  persons of the Trust,  as defined in the 1940 Act. The Audit
Committee met [---] times during the past fiscal year.

     Nominating Committee.  The members of the Nominating Committee are: Messrs.
G. Michael Mara  (Chairperson of the Nominating  Committee),  Mark S. Singel and
David K. Downes, each of whom is an Independent Trustee, and, as such, satisfies the independence requirements under Rule 10A-3 of the Securities Exchange Act of
1934,  as  amended.  The  Nominating  Committee  operates  pursuant to a charter adopted by the Board of Trustees. The purposes of the Nominating Committee is to recommend  nominees  for (i)  consideration  as an  independent  trustee  by the incumbent  Independent  Trustees  of the  Trust,  and (ii)  consideration  as an interested  trustee by the full Board of  Trustees  the  Trust.  The  Nominating
Committee for the Trust held [---] meetings during the past fiscal year.

     The  Nominating  Committee  generally   identifies   candidates  for  Board
membership  through personal and business  contacts of Trustees and, in its sole discretion,  may solicit names of potential  candidates from Quaker Funds, Inc..
The Nominating Committee's process for evaluating a candidate generally includes a review of the candidate's background and experience,  and other due diligence.
In evaluating a candidate,  the Nominating  Committee will also consider whether the candidate, if elected, would qualify as an independent trustee.

     The  Nominating   Committee  has  not  established  any  specific   minimum
requirements  that  candidates  must  meet in  order  to be  recommended  by the
Nominating  Committee  for  nomination  for election to the Board.  Rather,  the
Nominating  Committee  seeks  candidates  to  serve  on the  Board  who,  in its judgment,  will serve the best interests of the Trust's  long-term  shareholders and whose background will complement the experience, skills and diversity of the other Trustees and add to the overall effectiveness of the Board. The Nominating
Committee does not currently consider shareholder recommendations for nomination of trustees to the Board.

PRINCIPAL HOLDERS OF SECURITIES

     As of September 30, 2005, all Trustees and Officers of the Funds as a group owned  beneficially  or of record  [---%] of the  outstanding  securities of any
Fund. To the knowledge of the Trust,  as of September 30, 2005, no  shareholders owned  beneficially  or of record more than 5% of a Fund's  outstanding  shares, except as set forth below. [To Be Updated in 485(b) Filing]

------------------------- ------------------------------ -----------------------
                            Name and Address of Record         Percent of
 Name of Fund and Class        and Beneficial Owner        Outstanding Class
------------------------- ------------------------------ -----------------------

------------------------- ------------------------------ -----------------------

------------------------- ------------------------------ -----------------------

------------------------- ------------------------------ -----------------------

------------------------- ------------------------------ -----------------------

------------------------- ------------------------------ -----------------------

------------------------- ------------------------------ -----------------------

                     INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------

INVESTMENT ADVISER

     Quaker Funds, Inc.  ("Adviser")  serves as investment  adviser to the Funds and is  located at 309  Technology  Drive,  Malvern,  Pennsylvania,  19355.  The
Adviser is a Delaware  corporation  and is registered  with the  Securities  and
Exchange  Commission under the Investment  Advisers Act of 1940, as amended (the
"Advisers  Act").  Mr. King and Ms. Keyes,  who are husband and wife,  currently collectively own 100% of the equity interests in the Adviser.

     The  Adviser  provides  investment  advisory  services to each of the Funds pursuant  to  an  Investment  Advisory  Agreement  ("Advisory  Agreement").  The
advisory  services  include  Fund  design,   establishment  of  Fund  investment
objectives  and  strategies,  selection  and  management  of  sub-advisers,  and performance  monitoring.  In addition, the Adviser furnishes periodic reports to the Board of  Trustees  of the  Trust  regarding  the  investment  strategy  and performance of each Fund. The Adviser  employs a supporting  staff of management personnel  needed  to  provide  the  requisite  services  to the  Funds and also furnishes the Funds with  necessary  office space,  furnishings,  and equipment.
Each Fund bears its own direct  expenses  such as legal,  auditing and custodial fees.

     Advisory Fees. Pursuant to the Advisory Agreement, the Funds compensate the
Adviser for these services by paying the Adviser an annual advisory fee assessed against daily average net assets under management in each Fund as follows:

----------------------------------------------------------------------------------
Name of Fund                              Total Advisory and Subadvisory Fee Paid
                                           as a Percentage of Average Net Assets
----------------------------------------------------------------------------------
Quaker Strategic Growth Fund                              1.30%
----------------------------------------------------------------------------------
Quaker Core Equity Fund                                   1.05%
----------------------------------------------------------------------------------
Quaker Small-Cap Growth Fund                              1.05%
----------------------------------------------------------------------------------
Quaker Capital Opportunities Fund (1)                     1.05%
----------------------------------------------------------------------------------
Quaker Biotech Pharma-Healthcare Fund                     1.45%
----------------------------------------------------------------------------------
Quaker Small-Cap Trend Fund                 Assets $0 to $100 million - 1.20%
                                        Assets in excess of $100 million - 1.10%
----------------------------------------------------------------------------------
Quaker Mid-Cap Value Fund (2)                              1.05%
----------------------------------------------------------------------------------
Quaker Small-Cap Value Fund (3)                            1.20%
----------------------------------------------------------------------------------
Geewax Terker Core Value Fund                              1.05%
----------------------------------------------------------------------------------
Quaker Fixed Income Fund                     Assets $0 to $100 million - 0.65%
                                         Assets in excess of $100 million - 0.60%
----------------------------------------------------------------------------------
______________________

(1)  Prior  to May 3,  2005,  Quaker  Capital  Opportunities  Fund  paid  (i) an advisory fee equal to 0.30%  annualized,  of the Fund's  average  daily net assets,  and (ii) a subadvisory fee that consisted of two  components.  The first  component  of the  subadvisory  fee was a base  fee  equal  to 0.75%
     annualized,  of the Fund's daily net assets,  averaged  over the  preceding
     12-month rolling period. The second component was a performance  adjustment that either increased or decreased the base fee,  depending on how the Fund had performed relative to its benchmark,  the S&P 500(R)Index ("S&P
     Index"). Based on the Fund's investment performance compared to the S&P
     Index for the preceding  12-month period,  the Fund's  subadvisory base fee would  increase to as high as 1.25% or decrease to as low as 0.3416% of the
     Fund's  daily net assets,  averaged  over the  preceding  12-month  rolling
     period.   However,   effective   May  3,  2005,   the  Fund   replaced  the
     performance-based  subadvisory  fee rate with a fixed annual fee rate after the new subadvisory fee structure was approved by the Fund's shareholders.

(2)  At a shareholder's  meeting held on May 3, 2005, the shareholders of Quaker
     Mid-Cap Value Fund approved a new  investment  subadvisory  agreement  with
     Global Capital  Management,  Inc., to replace Schneider Capital  Management
     ("Schneider")  as  sub-adviser to the Fund. The terms of the new investment subadvisory  agreement approved by the Fund's shareholders is substantially similar to the previous  subadvisory  agreement  with  Schneider,  with the advisory and subadvisory fee rates payable by the Fund remaining the same.

(3)  Prior to May 3, 2005,  Quaker Small-Cap Value Fund paid (i) an advisory fee equal to 0.30% annualized, of the Fund's average daily net assets, and (ii)
     a subadvisory fee that consisted of two components.  The first component of the subadvisory fee was a base fee equal to 0.90% annualized, of the Fund's daily net assets,  averaged over the preceding 12-month rolling period. The second  component was a  performance  adjustment  that either  increased or decreased the base fee, depending on how the Fund had performed relative to its benchmark,  the Russell  2000(R)Index  ("Russell Index").  Based on the
     Fund's  investment  performance  compared  to the  Russell  Index  for  the preceding  12-month period,  the Fund's subadvisory base fee would increase to as high as 1.50% or decrease to as low as 0.30% of the Fund's  daily net assets,  averaged  over the preceding  12-month  rolling  period.  However, effective May 3, 2005, the Fund replaced the performance-based  subadvisory fee  rate  with a fixed  annual  fee rate  after  the new  subadvisory  fee structure was approved by the Fund's shareholders.

     The following  table  provides the actual  aggregate  advisory fees paid by each Fund during the fiscal  years ended June 30,  2005,  2004,  and 2003.  Each class of each Fund pays its proportionate share of the advisory fees.

--------------------------------------------------------------------------------
   Name of Fund                            2005          2004           2003
--------------------------------------------------------------------------------
   Quaker Strategic Growth Fund           [$--]      $3,770,401      $2,176,377
--------------------------------------------------------------------------------
   Quaker Core Equity Fund                [$--]        $123,481        $113,182
--------------------------------------------------------------------------------
   Quaker Small-Cap Growth Fund           [$--]         $27,076         $26,261
--------------------------------------------------------------------------------
   Quaker Capital Opportunities Fund      [$--]        $163,780         $73,466
--------------------------------------------------------------------------------
   Quaker Biotech Pharma-Healthcare Fund  [$--]        $134,383         $20,236
--------------------------------------------------------------------------------
   Quaker Small-Cap Trend Fund (1)        [$--]          $8,321               *
--------------------------------------------------------------------------------
   Quaker Mid-Cap Value Fund              [$--]        $308,995        $148,338
--------------------------------------------------------------------------------
   Quaker Small-Cap Value Fund (2)        [$--]        $299,930        $369,718
--------------------------------------------------------------------------------
   Geewax Terker Core Value Fund (3)        $0          $12,773          $9,478
--------------------------------------------------------------------------------
   Quaker Fixed Income Fund               [$--]         $43,643         $95,631
--------------------------------------------------------------------------------
_____________________________

*    Not in operation during the period

(1)  Since the Fund's  inception  through  October  28,  2004,  the  Adviser has voluntarily  agreed to waive its  advisory fee to the extent that the total operating  expenses of the Fund  (exclusive of interest,  taxes,  brokerage commissions  and other costs  incurred in  connection  with the purchase or sale of portfolio  securities,  and extraordinary  items) exceed the annual rate of 2.05% for Class A shares,  2.80% for Class C shares,  and 1.80% for
     Institutional  Class  shares  of the  average  net  assets  of each  class, respectively. Effective October 28, 2004, Adviser has voluntarily agreed to waive its advisory fee to the extent that the total  operating  expenses of
     Quaker  Small-Cap  Trend Fund  (exclusive  of  interest,  taxes,  brokerage commissions  and other costs  incurred in  connection  with the purchase or sale of portfolio  securities,  and extraordinary  items) exceed the annual rate of 2.15% for Class A shares,  2.90% for Class C shares,  and 1.90% for
     Institutional  Class  shares  of the  average  net  assets  of each  class, respectively.  For the fiscal year ended June 30, 2005, the Fund would have paid an aggregate  advisory fee of [$--],  if the  voluntary fee waiver had not been in place. The Adviser currently has no intention to terminate this arrangement, although it may do so at any time in its sole discretion.

(2)  Under the current advisory fee structure,  Quaker Small-Cap Value Fund pays the Adviser total advisory and subadvisory  fees of 1.20% (0.30% to Adviser and 0.90% to the sub-adviser)  annualized,  of the Fund's average daily net assets.  The  sub-adviser to Quaker  Small-Cap  Value Fund has  voluntarily agreed to charge the Fund a subadvisory  fee rate of 0.85% on the first $25 million  of assts of the Fund and  0.80% on all  amounts  in  excess of $25 million,  in accordance with the sub-adviser's "most favored nation" policy that provides for a  subadvisory  fee based upon a rate no greater than the lowest rate  offered by the  sub-adviser  to another  client with a similar investment  objective.  However,  in the event that the investment advisory services provided to that client are terminated,  the subadvisory fee rates offered to Quaker  Small-Cap Value Fund would revert to the contractual fee rate of 0.90% per annum.  Further,  the Adviser has  voluntarily  agreed to waive its advisory fee to the extent that the total  operating  expenses of the Fund  (exclusive of interest,  taxes,  brokerage  commissions and other costs  incurred  in  connection  with  the  purchase  or sale of  portfolio securities,  and  extraordinary  items) exceed the annual rate of 2.60% for
     Class A shares, 3.35% for Class B and C shares, and 2.35% for Institutional
     Class shares of the average net assets of each class, respectively. For the fiscal  year ended  June 30,  2005,  the Fund would have paid an  aggregate advisory fee of [$--],  if the voluntary fee waivers had not been in place.
     The Adviser  currently  has no  intention to  terminate  this  arrangement, although it may do so at any time in its sole discretion.

(3)  Effective  May  1,  2004,  both  the  Adviser  and  the  sub-adviser   have
     voluntarily  agreed  to waive  their  management  fees of 0.30%  and  0.75%
     respectively.  For the fiscal year ended June 30, 2005, the Fund would have paid an aggregate  advisory fee of [$--],  if the voluntary fee waivers had not been in place. The Adviser and sub-adviser  currently have no intention to terminate this arrangement, although they may do so at any time at their discretion.

INVESTMENT SUB-ADVISERS

     The  day-to-day  investment  management of each Fund rests with one or more sub-advisers  hired by the Trust, on behalf of the Funds, with the assistance of
Adviser.  The  responsibility  for  overseeing the  sub-advisers  rests with the
Adviser.  Each  sub-adviser is also responsible for the selection of brokers and dealers through whom  transactions in the Fund's  portfolio  investments will be effected. The following tables identify each sub-adviser and indicate the annual subadvisory fee that is paid out of the assets of each Fund. The fee is assessed against average daily net assets under  management.  The  subadvisory  fees that
have  been  negotiated  with  each  sub-adviser   pursuant  to  each  respective
investment subadvisory agreement are set forth below.

     The following  firms  currently  serve as  sub-advisers  to the  respective
Funds:

     DG Capital  Management,  Inc. ("DG  Capital"),  located at 101 Arch Street,
Suite 650,  Boston,  Massachusetts  02110,  serves as the  sub-adviser to Quaker
Strategic  Growth Fund. DG Capital is  registered as an investment  adviser with the SEC under the Advisers  Act, and  specializes  in equity  management.  As of
August 31,  2005,  the firm had  approximately  $1.29  billion  of assets  under management.

     Geewax,  Terker & Co.  ("G.T.C."),  located at 414 Old Baltimore  Pike,
P.O. Box 2700,  Chadds Ford,  Pennsylvania  19317,  serves as the sub-adviser to each of Quaker Core Equity Fund, Quaker Small-Cap Growth Fund, and Geewax Terker
Core Value Fund. G.T.C. was organized as a Pennsylvania partnership in 1982, and is registered  as an investment  adviser with the SEC under the Advisers Act. As an investment  advisory  firm,  G.T.C.  has been rendering  investment  advisory services  to other  individuals,  pension  and  profit  sharing  plans,  trusts, estates,  charitable  organizations and corporations  since 1987. As of June 30,
2005, the firm had approximately $2.0 billion of assets under management.

     Knott Capital  Management  ("Knott  Capital"),  located at 224 Valley Creek
Blvd.,  Suite 100,  Exton,  PA 19341,  serves as  sub-adviser  to Quaker Capital
Opportunities  Fund.  Knott Capital was  established in December of 1998, and is registered as an  investment  adviser with the SEC under the Advisers Act. As an investment  advisory firm, Knott Capital renders investment advisory services to other  individuals,  pension and profit sharing plans, and trusts since 1998. As of August 31,  2005,  the firm had  approximately  $615  million of assets under management.

     Sectoral Asset  Management,  Inc.  ("S.A.M."),  located at 1000  Sherbrooke
Street West,  Suite 2120,  Montreal,  Quebec H3A 3G4,  serves as  sub-adviser to
Quaker Biotech  Pharma-Healthcare  Fund.  S.A.M.  is registered as an investment adviser with the SEC under the Advisers  Act, and provides  investment  advisory
services  to  institutional   clients.  As  of  June  30,  2005,  the  firm  had
approximately $2.2 billion of assets under management. S.A.M. is a 100% employee owned and operated corporation, and its majority shareholders are Messrs. Jerome
Pfund, CFA and Michael Sjostrom CFA.

     TrendStar Advisors, LLC ("TrendStar"),  located at 7300 College Blvd. Suite
308,  Overland Park, Kansas 66210, has served as sub-adviser to Quaker Small-Cap
Trend Fund since the Fund's inception.  TrendStar is registered as an investment adviser  with  the SEC  under  the  Advisers  Act,  and  specializes  in  equity management.  As of August 31, 2005, the firm had  approximately  $281 million of assets under management.

     Global  Capital  Management,  Inc.  ("G.C.M."),  located  at One West First
Avenue, Suite 100 Conshohocken, Pennsylvania 19428, has served as sub-adviser to
Quaker Mid-Cap Value Fund since May 3, 2005. Prior to May 3, 2005, Schneider had previously  served as  sub-adviser  to the Fund  since  December  of 2000.  At a shareholder's  meeting held on May 3, 2005, the Fund's  shareholders  approved a new investment subadvisory agreement with G.C.M. that is substantially identical to the previous  investment  subadvisory  agreement with  Schneider.  The Fund's total  advisory  and  subadvisory  fee rate of 1.05%  annualized,  of the Fund's average  daily net  assets  did not  change  as a result of the new  subadvisory agreement with G.C.M. G.C.M. was established as a 100% employee owned investment advisory firm in December of 1997,  and is  registered as an investment  adviser with the SEC  under  the  Advisers  Act.  As of August  31,  2005,  the firm had approximately $350 million of assets under management.

     Aronson+Johnson+Ortiz,  LP ("AJO"), located at 230 South Broad Street, 20th
Floor,  Philadelphia,  PA 19102, serves as sub-adviser to Quaker Small-Cap Value
Fund. AJO is registered as an investment adviser with the SEC under the Advisers
Act and provides  investment  advisory services to institutional  clients. As of
August  31,  2005,  the firm had  approximately  $21  billion  of  assets  under management.

     Quaker  Fixed-Income  Fund is currently advised by the Adviser and does not have a sub-adviser.  Andres Capital Management, LLC ("Andres"),  located at 2701
Renaissance  Blvd.,  4th  Floor,  King  of  Prussia,   Pennsylvania  19406,  had
previously served as sub-adviser to the Fund since March 13, 2003 until July 11,
2005.  However,  the Fund's subadvisory  arrangement with Andres was effectively terminated  on July 11,  2005,  following  the  change of control of Andres as a result of the sale of Andres to an unaffiliated third-party. Since then, Adviser has overseen the day-to-day management of the investments of the Fund.

     The following  table shows the fees payable to the respective  sub-advisers by the Adviser for investment subadvisory services rendered to each Fund:

-------------------------------------- ------------------------------- --------------------------------
                                                                       Annual Fee Rate, as percentage
Name of Fund                           Name of Sub-Adviser               of average daily net assets
-------------------------------------- ------------------------------- --------------------------------
Quaker Strategic Growth Fund           D.G. Capital Management, Inc.                0.75%
-------------------------------------- ------------------------------- --------------------------------
Quaker Core Equity Fund                Geewax, Terker & Co.                         0.75%
-------------------------------------- ------------------------------- --------------------------------
Quaker Small-Cap Growth Fund           Geewax, Terker & Co.                         0.75%
-------------------------------------- ------------------------------- --------------------------------
Quaker Capital Opportunities Fund      Knott Capital Management                     0.75%
-------------------------------------- ------------------------------- --------------------------------
Quaker Biotech Pharma-Healthcare Fund  Sectoral Asset Management, LC                0.95%
-------------------------------------- ------------------------------- --------------------------------
Quaker Small-Cap Trend Fund            TrendStar Advisors, LLC                    See below
-------------------------------------- ------------------------------- --------------------------------
Quaker Mid-Cap Value Fund              Global Capital Management, Inc.              0.75%
-------------------------------------- ------------------------------- --------------------------------
Quaker Small-Cap Value Fund            Aronson+Johnson+Ortiz, LP                    0.90%
-------------------------------------- ------------------------------- --------------------------------
Geewax Terker Core Value Fund          Geewax, Terker & Co.                         0.75%
-------------------------------------- ------------------------------- --------------------------------
Quaker Fixed Income Fund               Andres Capital Management, LLC             See below
-------------------------------------- ------------------------------- --------------------------------

Quaker Small-Cap Trend Fund - subadvisory fees equal to an annual rate of:

     0.70 % of the  average  daily  net  assets of the Fund on assets up to $100 million; and

     0.60 % of the  average  daily net  assets of the Fund on assets  above $100 million.

Quaker Fixed Income Fund - subadvisory fees equal to an annual rate of:

     0.35 % of the  average  daily  net  assets of the Fund on assets up to $100 million; and
     0.30% of the  average  daily net  assets of the Fund on assets  above  $100 million.

PORTFOLIO MANAGERS

     The  following  provides  information   regarding  the  portfolio  managers
identified  in the  Funds'  prospectus:  (1) the dollar  range of the  portfolio manager's investments in each Fund; (2) a description of the portfolio manager's compensation structure;  and (3) information regarding other accounts managed by the manager  and  potential  conflicts  of  interests  that might arise from the management of multiple accounts.

--------------------------------------------------------------------------------
INVESTMENTS IN EACH FUND (as of June 30, 2005)
-------------------------------------------------- -----------------------------
NAME OF PORTFOLIO MANAGER                                 DOLLAR RANGE OF
                                                    INVESTMENTS IN EACH FUND(1)
-------------------------------------------------- -----------------------------

QUAKER STRATEGIC GROWTH FUND
(DG Capital Management, Inc., sub-adviser)
Manu Daftary                                              Over $1,000,000
Chris Perras                                              $10,001-$50,000

-------------------------------------------------- -----------------------------
QUAKER CORE EQUITY FUND
(Geewax, Terker & Co., sub-adviser)
John J. Geewax                                            Over $1,000,000

-------------------------------------------------- -----------------------------
QUAKER SMALL-CAP GROWTH FUND
(Geewax, Terker & Co., sub-adviser)
John J. Geewax                                            Over $1,000,000

-------------------------------------------------- -----------------------------
QUAKER CAPITAL OPPORTUNITIES FUND
(Knott Capital Management, sub-adviser)
Charles A. Knott                                         $50,001 - $100,000
J. Michael Barron                                        $50,001 - $100,000

-------------------------------------------------- -----------------------------
QUAKER BIOTECH PHARMA-HEALTHCARE FUND
(Sectoral Asset Management, Inc., sub-adviser)
Michael Sjostrom                                                None
Stephan Patten                                                  None

-------------------------------------------------- -----------------------------
QUAKER SMALL-CAP TREND FUND
(TrendStar Advisors, LLC, sub-adviser)
Thomas W. Laming                                          $10,001 - $50,000
James R. McBride                                            $1 - $10,000

-------------------------------------------------- -----------------------------
QUAKER MID-CAP VALUE FUND
(Global Capital Management, Inc., sub-adviser)
Anthony Soslow                                                  None
John Hammerschmidt                                              None
Phillip Mendelsohn                                          $1 - $10,000

-------------------------------------------------- -----------------------------
QUAKER SMALL-CAP VALUE FUND
(Aronson+Johnson+Ortiz, LP, sub-adviser)
Theodore R. Aronson                                       Over $1,000,000
Kevin M. Johnson                                        $100,001 - $500,000
Martha E. Ortiz                                        $500,001 - $1,000,000
Gina Marie N. Moore                                      $50,001 - $100,000

-------------------------------------------------- -----------------------------
GEEWAX TERKER CORE VALUE FUND
(Geewax, Terker & Co., sub-adviser)
John J. Geewax                                         $500,001 - $1,000,000

-------------------------------------------------- -----------------------------
QUAKER FIXED INCOME FUND
Robert P. Andres                                                None

-------------------------------------------------- -----------------------------

(1)  This column  reflects  investments  in a Fund's shares owned  directly by a portfolio  manager  or  beneficially  owned  by  a  portfolio  manager  (as determined  in  accordance  with  Rule  16a-1(a)(2)  under  the  Securities
     Exchange Act of 1934, as amended).  A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

     Compensation of Portfolio  Managers.  The portfolio managers of the Adviser and sub-advisers are compensated in the following manner.

Adviser

Mr. Andrea receives a competitive  salary and benefits  package for the services he provides to Andres  Capital  Management  and  Haverford  Financial  Services.
Benefits  include group life and health and  participation in a 401K plan. There are no bonus arrangements tied to performance.

DG Capital

DG  Capital  currently  has  two  portfolio  managers.   Mr.  Chris  Perras,  as
co-portfolio manager receives a monthly draw against the projected net operating profit of DG  Capital  (net of  projected  bonuses  to all  employees)  and then receives a percentage  of the net operating  profit of the firm.  This method of compensation  is based on the premise that  superior  long-term  performance  in
managing   portfolios  will  be  rewarded   through  growth  of  assets  through
appreciation and cash flow.

Mr. Daftary, as lead portfolio manager and 100% owner of DG Capital,  receives a monthly draw against the projected  net  operating  profit of DG Capital and, at the end of each  fiscal  year,  receives as owner of the firm the net profits of the firm  after the  payment  of all  expenses  (including  bonuses  paid to all employees including Mr. Perras).

G.T.C.

As an equity partner of G.T.C., Mr. Geewax shares in the profits of the firm.

Knott Capital

In addition to highly  competitive base salaries,  each employee receives annual cash bonuses based on merit and corporate profitability. Bonuses are extended to all members of the firm.

Incentive   compensation  is  based  partially  on  individual  performance  and partially  on the firm's  performance.  Bonuses are not based on asset growth or returns.  The percentage of  compensation,  which is base salary plus bonus,  or equity incentives, varies among portfolio mangers.

Knott  Capital  does  not  compensate  directly  on  performance  of  individual portfolios or any other specific measure. Cash bonuses are determined on overall contributions made by the portfolio managers and are subjective. We believe that basing  compensation on specific measures such as investment  performance can at times create conflicts of interests.

S.A.M.

Portfolio  managers are compensated with a competitive  salary,  bonus and stock options in the firm.

TrendStar

The  compensation  of the portfolio  managers,  Mr. Laming and Mr.  McBride,  is comprised of a modest base salary and a discretionary  bonus taking into account asset levels and fees.  Although  compensation  is not tied directly to specific performance levels, the performance of the funds do greatly impact asset levels, fees and subsequently bonus payments.

G.C.M.

Mr. Soslow,  Mr.  Hammerschmidt,  and Mr.  Mendelsohn  receive a base salary, an incentive  bonus  opportunity  and a benefits  package.  A  portfolio  manager's compensation is reviewed and may be modified each year to reflect changes in the market,  as well as to adjust the factors used to  determine  bonuses to promote good sustained Fund performance.

Each portfolio manager's compensation consists of the following:

BASE SALARY:  Each portfolio  manager is paid a base salary. In setting the base salary,  G.C.M.'s  intention  is to be  competitive  in light of the  particular portfolio manager's experience and responsibilities.

ANNUAL  BONUS:  Each  portfolio  manager is  eligible  to receive an annual cash bonus, which is determined based on an incentive pool. Each portfolio  manager's incentive  pool is  calculated  using a formula  that takes assets and fees into consideration.

PERFORMANCE FEE BONUS: None of the funds managed by the portfolio managers allow for the payment of a performance  fee. Other  commingled pools and accounts may, however, provide for the payment of a performance fee and in those instances the incentive pool of the portfolio manager may be credited with a percentage of the net performance fee earned, if any.

AJO

Each of our portfolio  managers is a principal of the firm.  All  principals are
compensated   through  salary  and  merit-based  bonuses  awarded  entirely  for contribution  and  "elbow-grease."  Principals  also share in the profits of the firm through equity-related  distributions.  Our retirement benefit is an annual
SEP-IRA contribution.

     Other Managed Accounts of Portfolio Managers. In addition to the management of the respective  Funds,  the portfolio  managers also manage other accounts as summarized below.

Quaker Strategic Growth Fund
-------------------------------------------------------------------------------------------------------------------------
            MANU DAFTARY                                                                         TOTAL ASSETS IN ACCOUNTS
            CHRIS PERRAS                                             NUMBER OF ACCOUNTS WHERE      WHERE ADVISORY FEE IS
            (DG Capital)             NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
                                      ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies        2         $767.9 million                0                         0
-------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles       2          $13.4 million                2                   $13.4 million
-------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)               12        $419.3 million                2                   $49.9 million
-------------------------------------------------------------------------------------------------------------------------

Quaker Core Equity Fund
Quaker Small-Cap Growth Fund
Geewax Terker Core Value Fund
-------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL ASSETS IN ACCOUNTS
                                                                     NUMBER OF ACCOUNTS WHERE      WHERE ADVISORY FEE IS
JOHN J. GEEWAX (G.T.C.)              NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
                                      ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies        5         $135.9 million                0                         0
-------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles       1         $277.1 million                1                   $58.5 million
-------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)               20         $1.58 billion                2                  $500.8 million
-------------------------------------------------------------------------------------------------------------------------

Quaker Capital Opportunities Fund
-------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL ASSETS IN ACCOUNTS
          CHARLES A. KNOTT                                           NUMBER OF ACCOUNTS WHERE      WHERE ADVISORY FEE IS
         J. MICHAEL BARRON           NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
          (Knott Capital)             ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies        1          $26.0 million                0                         0
------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles       0                 0                     0                         0
------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)             1,339       $589.2 million                0                         0
------------------------------------------------------------------------------------------------------------------------

Quaker Biotech Pharma-Healthcare Fund
------------------------------------------------------------------------------------------------------------------------
                                                                                                  TOTAL ASSETS IN ACCOUNTS
                                                                      NUMBER OF ACCOUNTS WHERE      WHERE ADVISORY FEE IS
MICHAEL SJOSTROM (S.A.M.)             NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
                                       ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies         0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles        3          $1.8 billion                 1                   $56.0 million
--------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)                0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                  TOTAL ASSETS IN ACCOUNTS
                                                                      NUMBER OF ACCOUNTS WHERE      WHERE ADVISORY FEE IS
STEPHAN PATRTEN (S.A.M.)              NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
                                       ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies         0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles        2          $66.0 million                2                   $66.0 million
--------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)                0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------

Quaker Small-Cap Trend Fund
--------------------------------------------------------------------------------------------------------------------------
                                                                                                  TOTAL ASSETS IN ACCOUNTS
         THOMAS W. LAMING                                             NUMBER OF ACCOUNTS WHERE      WHERE ADVISORY FEE IS
         JAMES R. MCBRIDE             NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
           (TrendStar)                ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies         3         $188.9 million                0                         0
--------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles        0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)                32         $67.1 million                0                         0
--------------------------------------------------------------------------------------------------------------------------

Quaker Mid-Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
                                                                                                  TOTAL ASSETS IN ACCOUNTS
                                                                      NUMBER OF ACCOUNTS WHERE      WHERE ADVISORY FEE IS
ANTHONY SOSLOW (G.C.M.)               NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
                                       ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies         0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles        0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)                53        $150.0 million                2                   $6.0 million
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                  TOTAL ASSETS IN ACCOUNTS
                                                                      NUMBER OF ACCOUNTS WHERE      WHERE ADVISORY FEE IS
JOHN HAMMERSCHMIDT (G.C.M.)           NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
                                       ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies         0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles        1          $3.0 million                 1                   $3.0 million
--------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)                25         $35.0 million                0                         0

--------------------------------------------------------------------------------------------------------------------------
                                                                                                  TOTAL ASSETS IN ACCOUNTS
                                                                      NUMBER OF ACCOUNTS WHERE      WHERE ADVISORY FEE IS
PHILLIP MENDELSOHN (G.C.M.)           NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
                                       ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies         0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles        0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)                27        $162.0 million                0                         0
--------------------------------------------------------------------------------------------------------------------------

Quaker Small-Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
        THEODORE R. ARONSON
          KEVIN M. JOHNSON
          MARTHA E. ORTIZ                                                                         TOTAL ASSETS IN ACCOUNTS
        GINA MARIE N. MOORE                                           NUMBER OF ACCOUNTS WHERE      WHERE ADVISORY FEE IS
               (AJO)                  NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
                                       ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies         9          $3.23 billion                2                    $89 million
--------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles        16         $3.54 billion                4                   $408 million
--------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)                43         $9.65 billion               38                   $3.31 billion
--------------------------------------------------------------------------------------------------------------------------

Quaker Fixed-Income Fund
--------------------------------------------------------------------------------------------------------------------------
                                                                                                  TOTAL ASSETS IN ACCOUNTS
                                                                      NUMBER OF ACCOUNTS WHERE      WHERE ADVISORY FEE IS
ROBERT P. ANDRES (Adviser)            NUMBER OF     TOTAL ASSETS IN   ADVISORY FEE IS BASED ON      BASED ON ACCOUNT
                                       ACCOUNTS        ACCOUNTS          ACCOUNT PERFORMANCE           PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
  Registered Investment Companies         0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------
  Other Pooled Investment Vehicles        0                0                      0                         0
--------------------------------------------------------------------------------------------------------------------------
         Other Accounts(1)                27        $123.6 million                0                         0
--------------------------------------------------------------------------------------------------------------------------
_______________________________________________

(1)  These are separately  managed  accounts of  institutional or high net-worth investors for which the portfolio managers provide investment advice.

     Potential  Conflicts of Interest.  Actual or apparent conflicts of interest may arise when a portfolio  manager has day-to-day  management  responsibilities with  respect  to more  than one fund or other  account.  Set  forth  below is a description of material  conflicts of interest that may arise in connection with a portfolio manager who manages multiple funds and/or other accounts:

     o    The management of multiple funds and/or other accounts may result in a portfolio  manager  devoting  varying periods of time and attention to the  management of each fund and/or other  account.  As a result,  the portfolio  manager may not be able to formulate as complete a strategy or identify equally  attractive  investment  opportunities for each of those  accounts  as  might  be the  case if he or she  were to  devote substantially more attention to the management of a single fund.

     o    If a portfolio manager  identifies an investment  opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that  opportunity  due to an allocation of filled  purchase or sale orders across all eligible funds and other accounts.

     o    At  times,  a  portfolio  manager  may  determine  that an  investment opportunity  may be  appropriate  for only  some of the funds or other accounts for which he or she exercises investment  responsibility,  or may decide  that  certain of the funds or other  accounts  should take differing  positions with respect to a particular  security.  In these cases, the portfolio  manager may place separate  transactions for one or more funds or other accounts,  which may affect the market price of the security or the  execution  of the  transaction,  or both,  to the detriment of one or more other funds or accounts.

     o    With  respect  to   securities   transactions   for  the  funds,   the
          Adviser/sub-advisers  determine  which  broker to use to execute  each order,  consistent  with  its  duty  to  seek  best  execution  of the transaction.  However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds, and other accounts managed for  organizations  and  individuals),  the
          Adviser/sub-adviser  may be limited by the client with  respect to the selection of brokers or may be instructed  to direct trades  through a particular  broker. In these cases, the  Adviser/sub-adviser  or their affiliates may place separate,  non-simultaneous,  transactions  for a fund and another account that may temporarily  affect the market price of the security or the execution of the  transaction,  or both, to the detriment of the fund or the other account.

     o    The  appearance  of  a  conflict  of  interest  may  arise  where  the
          Adviser/sub-adviser  has an  incentive,  such as a  performance  based management fee or other differing fee structure,  which relates to the management of one fund or other account but not all funds and accounts with respect to which a portfolio  manager has  day-to-day  management responsibilities.

     The  Adviser/sub-advisers  and the Funds have  adopted  certain  compliance policies and  procedures  that are designed to address these types of conflicts.
However,  there is no guarantee that such  procedures will detect each and every situation in which an actual or potential conflict may arise.

Specific Conflicts of Interest

Adviser

In addition to having primary  responsibility  for the day-to-day  management of
Quaker  Fixed  Income  Fund,  Mr.  Andres  also  manages  accounts  on behalf of investment  advisers Andres Capital Management and Haverford  Financial Services
("Other  Accounts").  These Other Accounts may include separate accounts (assets managed for individuals and  institutions)  and also commingled  trust accounts.
Investment decisions for all portfolios are based on the investment  objectives, policies and practices  applicable to that portfolio.  Consequently,  securities may be purchased or sold from one portfolio and not for another  portfolio.  Mr.
Andres employs brokerage and trade allocation policies and procedures reasonably designed to address any potential  conflicts  associated with managing  multiple accounts for multiple clients.

DG Capital

Portfolio  managers at DG Capital  typically  manage  multiple  accounts.  These accounts may include,  among others,  mutual  funds,  separate  accounts  (asset
managed  on  behalf  of  institutions  such  as  pension  funds,   colleges  and
universities,  foundations),  and commingled  accounts.  Portfolio managers make investment  decisions for each  portfolio  based on the  investment  objectives, policies,  practices  and  other  relevant  investment  considerations  that the managers  believe are  applicable  to that  portfolio.  Consequently,  portfolio managers may purchase (or sell)  securities  for one  portfolio  and not another portfolio.  DG Capital has adopted  brokerage and trade allocation  policies and procedures  which it believes are  reasonably  designed to address any potential conflicts associated with managing multiple accounts for multiple clients.

G.T.C.

Mr.  Geewax  foresees no potential  conflicts of interest  between  managing the accounts listed above and managing the Funds. There are, however, some conflicts of  interest  that may have  the  potential  to  arise  when  managing  multiple accounts.  For example,  when a portfolio manager receives compensation based on performance as opposed to a fixed fee or a percentage of assets under management structure,  a potential conflict of interest may arise between the accounts.  An incentive based fee arrangement may create an incentive for a portfolio  manager to make investments that may be riskier than would be the case otherwise, or may cause a portfolio manager to spend more effort in selecting securities for these accounts  in order to  increase  their  commissions  from  the  account.  It is, however,  the practice of Mr.  Geewax to allocate the  investment  opportunities across all of their client portfolios in a particular  investment  strategy on a pro-rata  basis,  regardless  of the  type of fee that  the  portfolio  managers receive from an amount of stock that is based on their overall  portfolio  size.
This allocation of investment  opportunities alleviates any conflict of interest that may arise  with  respect to  different  compensation  arrangements  between accounts and any  preferential  treatment that may arise with respect to certain clients.

Another  potential  conflict of interest for  portfolio  managers  occurs when a portfolio manager manages accounts with different investment  strategies,  there may be the  potential  for a  portfolio  manager  to  devote  unequal  time  and attention  to the  management  of each  investment  strategy.  Mr.  Geewax  uses specific set models for each  investment  strategy and strives to allocate  time equally among these investment strategies.

At G.T.C.,  individual  portfolio  managers  may manage  multiple  accounts  for multiple clients. G.T.C. manages potential conflicts between funds or with other types of accounts through  allocation  policies and procedures,  internal review processes  and  oversight by select  corporate  officers.  G.T.C.  has developed control  procedures  to  ensure  that no one  client,  regardless  of  type,  is intentionally favored at the expense of another.

Knott Capital

At Knott Capital, individual portfolio managers may manage multiple accounts for multiple  clients.  Knott Capital manages  potential  conflicts between funds or with  other  types of  accounts  through  allocation  policies  and  procedures, internal review processes and oversight by the chief  compliance  officer and/or his  designee.  Knott  Capital  does not always  feel  certain  investments  are appropriate for all accounts. In these instances, Knott Capital may not allocate certain  investments  to all  accounts.  Knott  Capital  has  developed  control procedures to ensure that no one client,  regardless  of type, is  intentionally favored at the expense of another. When appropriate, all accounts will receive a pro-rata share of investment opportunities.  When trades can't be blocked due to client imposed restrictions, Knott Capital will execute transactions in a random manner.

S.A.M.

S.A.M.'s  portfolio managers are responsible for multiple accounts and potential conflicts of interest exist. For example, S.A.M. manages accounts that differ in size and profitability or in fees structure  (performance based vs. fixed rate).
S.A.M.  has adopted clear policies and procedures  that deals with these issues.
For example, S.A.M. forbids its managers to allocate investment opportunities or trades in a manner that favors S.A.M.,  an affiliate or any other client account to the  detriment  of others  clients.  S.A.M.  also  forbids  its  managers  to personally  invest in  healthcare  stocks.  S.A.M.  has adopted clear and strict policies to address  potential  conflicts  of interest  inherent  with  managing multiple accounts for multiple clients.

TrendStar

The  portfolio  managers of TrendStar  manage  accounts  for  multiple  clients.
TrendStar  minimizes  potential  conflicts  between funds or with other types of accounts by incorporating a Trade Aggregation and Allocation Policy.  TrendStar,
whenever possible, subject to client constraints and cash flows, seeks to manage similar styled accounts in the same manner.

G.C.M.

G.C.M. believes that there are no potential conflicts of interests - all clients are managed identically  whether the advisory fees are asset-based,  performance based or a combination  of both.  All client  accounts are treated  equally when traded, as they are being aggregated in all buys and sells.

AJO

Conflicts  of  interest  among  accounts  can  arise in a variety  of ways.  For
example,   accounts  may  differ  in  terms  of  fee  structure   (fixed  versus
performance-based)  and  size  (and,  hence,  absolute  fee).  However,  AJO has policies and procedures in place to mitigate these conflicts.  For example,  our fixed-fee  schedules are standardized and all fixed-fee accounts of similar size within the same  mandate  are  subject to our  most-favored-nation  fee  policy.
Investment  opportunities  and  aggregated  trades are both  subject to policies requiring fair treatment across accounts,  without regard to account size or fee type. All material conflicts are disclosed in AJO's Form ADV.

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION

     Distributor.  The Trust has  entered  into a  distribution  agreement  (the
"Distribution  Agreement") with Citco Mutual Fund  Distributors,  Inc. ("CMFD"), located at 83 General Warren Blvd.,  Suite 200, Malvern,  PA 19355,  under which
CMFD has agreed to act as principal underwriter and to use reasonable efforts to distribute each Fund's Class A, Class B and Class C Shares. CMFD is wholly owned by CITCO Group, Ltd. ("Citco Group"), a United Kingdom company,  which also owns
Citco Mutual Fund Services,  Inc., the transfer agent and  administrator for the
Funds.

     Pursuant to the  Distribution  Agreement,  CMFD  receives the sales load on sales of Class A, Class B and Class C Shares of the Funds and reallows a portion of the sales load to  broker-dealers.  CMFD also receives the distribution  fees payable pursuant to the Funds' Rule 12b-1  Distribution Plans for Class A, Class
B and Class C Shares described below.  There is no Rule 12-1  distribution  plan for Institutional  Class Shares of the Funds. The Distribution  Agreement may be
terminated  at any time  upon 60 days'  written  notice,  without  payment  of a penalty,  by CMFD,  by vote of a  majority  of the  outstanding  class of voting securities  of the  affected  Fund,  or by vote of a  majority  of the  Board of
Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Agreement.  The
Distribution  Agreement  will  terminate  automatically  in  the  event  of  its assignment.

     Pursuant to the Distribution  Agreement,  CMFD facilitates the registration of the  Funds'  shares  under  state  Blue Sky laws and  assists  in the sale of shares.  The shares of the Funds are  continuously  offered by CMFD. CMFD is not obligated to sell any specific  number of shares of the Funds but has undertaken to sell such shares on a best efforts basis.

     CMFD from time to time may reallow all or a portion of the sales  charge on
Class A Shares to individual  selling  dealers.  The aggregate  dollar amount of underwriting  commissions  and the amount  retained by CMFD for each of the last three fiscal years ended June 30 is as follows. [To Be Updated in 485(b) Filing]

------------------------------------ -----------------------------------------------------------------------------------
                                                                       Class A Shares
                                                2005                        2004                        2003
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Fund                                                  After                       After                        After
                                       Aggregate   Reallowance    Aggregate    Reallowance    Aggregate    Reallowance
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Quaker Strategic Growth Fund
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Quaker Core Equity Fund
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Quaker Small-Cap Growth Fund
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Quaker Capital Opportunities Fund
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Quaker Biotech Pharma-Healthcare
Fund
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Quaker Small-Cap Trend Fund
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Quaker Mid-Cap Value Fund
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Quaker Small-Cap Value Fund
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Geewax Terker Core Value Fund
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
Quaker Fixed Income Fund
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------

     For the fiscal  years ended June 30,  2005,  2004 and 2003,  CMFD  retained front-end sales loads of [$_____,  $______ and $_________,]  respectively,  from the sale of Class A Shares of the Funds.

--------------------------- -------------------- ----------------------- ---------------------- ------------------------
                              Net Underwriting      Compensation on
    Name of Principal          Discounts and        Redemptions and
       Underwriter              Commissions           Repurchases         Brokerage Commissions    Other Compensation
--------------------------- -------------------- ----------------------- ---------------------- ------------------------
Citco Mutual Fund
Distributors, Inc.                 N/A*                   N/A*                   N/A*                    N/A*
--------------------------- -------------------- ----------------------- ---------------------- ------------------------

*    For providing  underwriting  services to the Funds,  CMFD is paid an annual fixed fee of $12,000 by the Trust.  CMFD also retains  twenty percent (20%)
     of the  underwriting  concessions  from  the sale of Fund  shares.  For the fiscal year ended June 30, 2005, CMFD received  approximately  [$_________]
     in  underwriter  concessions.  The President of the Trust,  as a registered representative  licensed  with  CMFD  and as a  wholesaler  for the  Funds, received  approximately  [$________]  in  commissions  during the  previous fiscal  year.  This  amount  was  determined  by an  agreement  based  on a percentage of the above underwriter commissions.

     Distribution  Plan (Rule 12b-1 Plans).  The Trust has adopted  distribution plans under Rule 12b-1 of the 1940 Act (the  "Plans"),  whereby each share class of each Fund  other than the  Institutional  Class  Shares may pay to CMFD,  the
Adviser and others a distribution fee in the amount of up to (i) 0.25% per annum of the average  daily net asset  value of Class A Shares of each Fund,  and (ii)
0.75% per annum of the  average  daily net asset value of each of Class B Shares of each Fund  (except  for Quaker  Small-Cap  Trend Fund and Geewax  Terker Core
Value Fund) and Class C Shares of each Fund (except for Geewax Terker Core Value
Fund).

     The Plans permit each Fund to  compensate  CMFD,  the Adviser and others in connection with activities  intended to promote the sale of each class of shares of each Fund (except for  Institutional  Class Shares).  Expenditures  under the
Plans may consist  of: (i)  commissions  to sales  personnel  for  selling  Fund shares; including travel,  entertainment and business development expenses; (ii)
compensation,  sales  incentives  and payments to sales,  marketing  and service personnel;  (iii) payments to  broker-dealers  and other financial  institutions that have entered into  agreements  with CMFD in the form of a Dealer  Agreement for services  rendered in connection with the sale and distribution of shares of
the  Funds;   (iv)  payment  of  expenses  incurred  in  sales  and  promotional activities,  including  advertising  expenditures  related to the Funds; (v) the costs of preparing  and  distributing  promotional  materials;  (vi) the cost of printing the Funds'  Prospectus  and  Statement of  Additional  Information  for
distribution to potential  investors;  (vii) website  maintenance  fees;  (viii)
interest on loan;  (ix) bank fees; (x) temporary  help;  (xi)  telephone;  (xii)
Raymond    James    Wrap    Program;    (xiii)    consulting/research;     (xiv)
consulting/research  fee; (xv) Class A Shares trailer commission;  (xvi) Class B
Shares debt servicing; (xvii) Class B Shares trailer commission; (xviii) Class C
Shares debt servicing; (xix) Class C Shares trailer commissions; and (vii) other activities that are reasonably calculated to result in the sale of shares of the
Funds.

     A portion of the fees paid to CMFD, the Adviser and others  pursuant to the
Plans,  not  exceeding  0.25%  annually of the average  daily net assets of each
Fund's shares, may be paid as compensation for providing services to each Fund's shareholders,  including  assistance in  connection  with  inquiries  related to shareholder  accounts (the  "Service  Fees").  In order to receive  Service Fees under the Plans,  participants must meet such  qualifications as are established in the sole  discretion of CMFD,  such as services to each Fund's  shareholders;
services  providing each Fund with more efficient  methods of offering shares to coherent  groups of clients;  members or  prospects of a  participant;  services
permitting  more  efficient   methods  of  purchasing  and  selling  shares;  or
transmission of orders for the purchase or sale of shares by  computerized  tape or other electronic equipment; or other processing.

     The Board of Trustees has concluded  that there is a reasonable  likelihood that the Plans will  benefit each Fund and its  shareholders  and that the Plans should result in greater  sales and/or fewer  redemptions  of Fund shares.  On a quarterly  basis,  the Trustees will review a report on  expenditures  under the
Plans and the  purposes for which  expenditures  were made.  The  Trustees  will conduct an additional, more extensive review annually in determining whether the
Plans  should  be  continued.  Continuation  of the  Plans  from year to year is contingent on annual approval by a majority of the Trustees acting separately on behalf  of each Fund and class and by a  majority  of the  Trustees  who are not
"interested  persons"  (as  defined  in the 1940  Act) and who have no direct or indirect  financial  interest  in the  operation  of the  Plans  or any  related agreements (the "Plan Trustees"). The Plans provide that they may not be amended to increase materially the costs that a Fund may bear pursuant to the applicable
Plan without  approval of the  shareholders  of the affected  class of shares of each Fund and that other material  amendments to the Plans must be approved by a majority of the Plan Trustees acting  separately on behalf of each Fund, by vote cast  in  person  at a  meeting  called  for the  purpose  of  considering  such amendments.  The Plans  further  provide that while each Plan is in effect,  the selection and nomination of Trustees who are not  "interested  persons" shall be committed to the discretion of the Trustees who are not "interested  persons." A
Plan may be terminated at any time by vote of a majority of the Fund Trustees or a majority of the outstanding shares of the Class of shares of the affected Fund to which the Plan relates.

     Total dollar  amounts  paid by each of the Funds  pursuant to the Plans for the fiscal  year ended June 30,  2005 are as  follows:  [To be Updated in 485(b)
Filing]

------------------------------------- ---------- ---------- ----------
NAME OF FUND                           CLASS A    CLASS B    CLASS C
------------------------------------- ---------- ---------- ----------
Quaker Strategic Growth Fund
------------------------------------- ---------- ---------- ----------
Quaker Core Equity Fund
------------------------------------- ---------- ---------- ----------
Quaker Small-Cap Growth Fund
------------------------------------- ---------- ---------- ----------
Quaker Capital Opportunities Fund
------------------------------------- ---------- ---------- ----------
Quaker Biotech Pharma-Healthcare Fund
------------------------------------- ---------- ---------- ----------
Quaker Small-Cap Trend Fund
------------------------------------- ---------- ---------- ----------
Quaker Mid-Cap Value Fund
------------------------------------- ---------- ---------- ----------
Quaker Small-Cap Value Fund
------------------------------------- ---------- ---------- ----------
Geewax Terker Core Value Fund
------------------------------------- ---------- ---------- ----------
Quaker Fixed Income Fund
------------------------------------- ---------- ---------- ----------

     Amounts spent on behalf of each of the Funds on various  items  pursuant to the Plans during the fiscal year ended June 30, 2005 are as follows:

                                 Class A Shares

------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- ----------
                                           Printing &
                                           Mailing of
                                           Prospectuses                                              Interest,
                                            to Other                                                 Carrying
                                              Than      Compensation   Compensation   Compensation   or Other
                                             Current         to             to          to Sales    Financing
Name of Fund                   Advertising Shareholders Underwriters   Broker-Dealers   Personnel    Charges     Other*
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Strategic Growth Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Core Equity Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Small-Cap Growth Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Capital Opportunities
Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Biotech
Pharma-Healthcare Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Small-Cap Trend Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Mid-Cap Value Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Small-Cap Value Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Geewax Terker Core Value Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Fixed Income Fund
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- ----------

*    The category  designated as "Other"  includes fees paid in connection with dealer services and wholesaler activities.

                                 Class B Shares

------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- ----------
                                           Printing &
                                           Mailing of
                                           Prospectuses                                              Interest,
                                            to Other                                                 Carrying
                                              Than      Compensation   Compensation   Compensation   or Other
                                             Current         to             to          to Sales    Financing
Name of Fund                   Advertising Shareholders Underwriters   Broker-Dealers   Personnel    Charges     Other*
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Strategic Growth Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Core Equity Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Small-Cap Growth Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Capital Opportunities
Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Biotech
Pharma-Healthcare Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Mid-Cap Value Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Small-Cap Value Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Geewax Terker Core Value Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Fixed Income Fund
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- ----------

*    The category  designated as "Other"  includes fees paid in connection with dealer services and wholesaler activities.

                                 Class C Shares

------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- ----------
                                           Printing &
                                           Mailing of
                                           Prospectuses                                              Interest,
                                            to Other                                                 Carrying
                                              Than      Compensation   Compensation   Compensation   or Other
                                             Current         to             to          to Sales    Financing
Name of Fund                   Advertising Shareholders Underwriters   Broker-Dealers   Personnel    Charges     Other*
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Strategic Growth Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Core Equity Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Small-Cap Growth Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Capital Opportunities
Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Biotech
Pharma-Healthcare Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Small-Cap Trend Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Mid-Cap Value Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Small-Cap Value Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Geewax Terker Core Value Fund
------------------------------ ----------- ------------ -------------- -------------- ------------- ---------- ----------
Quaker Fixed Income Fund
------------------------------ ----------- ------------ -------------- ----------- ------------- ---------- ----------

*    The category  designated as "Other"  includes fees paid in connection with dealer services and wholesaler activities.

CUSTODIAN

     Wachovia Bank,  N.A. (the  "Wachovia"),  located at 123 South Broad Street,
Philadelphia  PA 19109,  serves as the  custodian  for each  Fund's  assets.  As
Custodian,  Wachovia acts as the  depositary  for each Fund's  assets,  holds in safekeeping  its portfolio  securities,  collects all income and other  payments with respect to portfolio securities, disburses monies at the Fund's request and maintains  records in connection with its duties as Custodian.  For its services to the Trust,  Wachovia  is paid a fee based on the net asset value of each Fund and is  reimbursed  by the Trust for its  disbursements,  certain  expenses  and charges based on an out-of-pocket schedule agreed upon by Wachovia and the Trust from time to time.

     For the fiscal years ended June 30, 2005, 2004 and 2003,  Wachovia was paid the following custodial fees:

------------------------------------- ---------- ---------- -----------
Fund                                     2005      2004        2003
------------------------------------- ---------- ---------- -----------
Quaker Strategic Growth Fund             [$--]    $45,282     $34,830
------------------------------------- ---------- ---------- -----------
Quaker Core Equity Fund                  [$--]     $7,795      $8,175
------------------------------------- ---------- ---------- -----------
Quaker Small-Cap Growth Fund             [$--]     $4,162     $11,935
------------------------------------- ---------- ---------- -----------
Quaker Capital Opportunities Fund        [$--]     $9,213      $7,575
------------------------------------- ---------- ---------- -----------
Quaker Biotech Pharma-Healthcare Fund    [$--]     $5,193      $3,073
------------------------------------- ---------- ---------- -----------
Quaker Small-Cap Trend Fund              [$--]     $2,318         N/A
------------------------------------- ---------- ---------- -----------
Quaker Mid-Cap Value Fund                [$--]    $16,428     $11,870
------------------------------------- ---------- ---------- -----------
Quaker Small-Cap Value Fund              [$--]    $10,584      $8,418
------------------------------------- ---------- ---------- -----------
Geewax Terker Core Value Fund            [$--]     $1,797      $1,435
------------------------------------- ---------- ---------- -----------
Quaker Fixed Income Fund                 [$--]     $5,579      $4,863
------------------------------------- ---------- ---------- -----------

TRANSFER AGENT AND ADMINISTRATION

     Citco Mutual Fund Services,  Inc. ("CMFS"),  83 General Warren Blvd., Suite
200,  Malvern,  PA 19355,  serves as the Fund's transfer,  dividend paying,  and shareholder  servicing agent. CMFS is an affiliate of CMFD, which are both owned by CITCO Group. Mr. King is a minority shareholder of CMFS.

     CMFS, subject to the supervision of the Board of Trustees, provides certain services  pursuant to an agreement with the Trust ("Services  Agreement").  CMFS maintains  the  records  of  each  shareholder's  account,  answers  shareholder inquiries  concerning  accounts,  processes  purchases and  redemptions  of Fund shares,  acts as dividend and distribution  disbursing agent, and performs other shareholder  servicing  functions.  CMFS also acts as administrator to the Trust pursuant to a written  agreement with the Trust.  CMFS supervises all aspects of the  operations of the Fund except those  performed by the Fund's  Adviser under the Fund's investment advisory agreements. CMFS is responsible for:

     (a)  calculating the Fund's net asset value;

     (b)  preparing and  maintaining  the books and accounts  specified in Rules
          31a-1and 31a-2 of the 1940 Act;

     (c)  preparing financial statements contained in reports to stockholders of the Fund;

     (d)  preparing the Fund's federal and state tax returns;

     (e)  preparing reports and filings with the SEC;

     (f)  preparing filings with state Blue Sky authorities; and

     (g)  maintaining the Fund's financial accounts and records.

     For its  services  to the Trust,  the Trust pays CMFS an annual  fee,  paid monthly,  based on the aggregate  average net assets of the Funds, as determined by valuations made as of the close of each business day of the month.  Each Fund is charged its pro rata share of such expenses.

     For the fiscal  years ended June 30, 2004 and 2003,  the Funds paid to CMFS aggregate transfer agency fees of [$1,180,380 and $818,852],  respectively,  for the transfer agency and administration  services  provided.  For the fiscal year ended June 30, 2005, CMFS earned fees of [$_________] and waived [$________] for
[_________.]  The aggregate  transfer agency fees paid to CMFS also include fund accounting and administration fees.

LEGAL COUNSEL

     Stradley Ronon Stevens & Young,  LLP, One Commerce Square,  Suite 2600,
Philadelphia,  PA 19103,  serves as counsel to the Trust and to the  Independent
Trustees of the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Briggs,  Bunting &  Dougherty,  LLP, Two Penn Center Plaza,  Suite 820,
Philadelphia,  PA 19102, are the independent  registered public  accountants for the Trust for the fiscal  year ending June 30,  2005.  In addition to  reporting annually on the financial  statements of each Fund, the Trust's accountants will review  certain  filings of the Trust with the SEC and will  review the  Trust's federal and state corporation tax returns.

CODES OF ETHICS

     Pursuant to Rule 17j-1 of the 1940 Act and Rule 204A-1 of the  Advisers Act
of, each  Adviser/sub-adviser  has adopted a Code of Ethics that  applies to the personal  trading  activities  of their  employees.  The Code of Ethics for each
Adviser/sub-adviser  establishes standards for personal securities  transactions by  employees  covered  under the Codes of  Ethics.  Under the Codes of  Ethics, employees have a duty at all times to place the interests of shareholders  above their own, and never to take inappropriate advantage of their position. As such, employees are  prohibited  from  engaging in, or  recommending,  any  securities transaction that involves any actual or potential  conflict of interest,  or any abuse of an employee's position of trust and responsibility.

     The Codes of Ethics adopted by each  Adviser/sub-adviser  applies to it and
its  affiliates,   and  has  been  adopted  by  the  Trust.   All  employees  of
Adviser/sub-advisers are prohibited from recommending securities transactions by the advised Fund(s) without  disclosing his or her interest,  and are prohibited from disclosing  current or anticipated  portfolio  transactions with respect to the advised Fund to anyone unless it is properly  within his or her duties to do
so.  Employees  who are also  deemed  investment  personnel  under  each Code of
Ethics,  defined  as any  person  who,  in  connection  with his or her  regular functions or duties,  makes,  participates in, or obtains information  regarding the  purchase or sale of a security by the  respective  Adviser/sub-adviser,  or whose functions relate to the making of any recommendations with respect to such purchases  or sales,  are  required to  pre-clear  with their  local  compliance officer  transactions  involving initial public offerings or private  placements which present conflicts of interest with the Funds.

     The Codes of Ethics  adopted by the  Adviser/sub-advisers  are  designed to ensure that access persons act in the interest of the Fund(s) for which they act as investment adviser with respect to any personal trading of securities.  Under the  Adviser's/sub-advisers'  Codes of  Ethics,  access  persons  are  generally prohibited from knowingly buying or selling securities (except for mutual funds,
U.S.  government  securities  and  money  market  instruments)  which  are being purchased,  sold or considered  for purchase or sale by the Fund(s) unless their proposed purchases are approved in advance.

     The  Adviser/sub-advisers   have  established  under  the  Code  of  Ethics
compliance  procedures to review the personal  securities  transactions of their associated  persons in an effort to ensure compliance with the Code of Ethics in accord with Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Advisers Act.

     Copies of the Codes of Ethics are on file with and publicly  available from the SEC.

PROXY VOTING POLICIES

     The Boards of Trustees of the Trust have  delegated  the  authority to vote proxies for the portfolio securities held by the Funds to each Fund's respective
Adviser/sub-adviser  in accordance with the proxy voting policies adopted by the
Adviser/sub-advisers.  The proxy voting policies of each  Adviser/sub-adviser is attached as exhibits to this Statement of Additional Information.

REPORTS TO SHAREHOLDERS

     The  fiscal  year of the Trust ends on June 30.  Shareholders  of each Fund will be provided at least  semi-annually  with reports  showing the portfolio of the Fund and other  information,  including  an  annual  report  with  financial statements audited by the independent registered  accountants.  In addition, the
Trust will send to each shareholder  having an account directly with the Trust a quarterly  statement  showing  transactions in the account,  the total number of shares owned and any dividends or distributions  paid.  Inquiries  regarding any
Fund may be directed in writing to 83 General Warren Blvd.,  Suite 200, Malvern,
PA 19355 or by calling 800-220-8888.

--------------------------------------------------------------------------------
                              BROKERAGE ALLOCATION
--------------------------------------------------------------------------------

     The  advisory/subadvisory  agreements provide that the Adviser/sub-advisers shall be responsible  for the selection of brokers and dealers for the execution of the portfolio transactions of the respective Fund that they advise/sub-advise and, when  applicable,  the negotiation of commissions in connection  therewith.
The Trust has no obligations to deal with any  broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities.

     Purchase  and sale  orders  will  usually be placed  with  brokers  who are selected  based on their  ability to achieve  "best  execution"  of such orders.
"Best  execution"  means  prompt and reliable  execution  at the most  favorable security price, taking into account the other provisions  hereinafter set forth.
The  determination  of what  may  constitute  best  execution  and  price in the execution  of a  securities  transaction  by  a  broker  involves  a  number  of considerations,  including  the overall  direct net economic  result to the Fund
(involving  both price paid or  received  and any  commissions  and other  costs paid),  the efficiency  with which the  transaction is effected,  the ability to effect the transaction at all where a large block is involved,  the availability of the broker to stand ready to execute possibly  difficult  transactions in the
future,  and  the  financial   strength  and  stability  of  the  broker.   Such
considerations  are  weighed  by the  Adviser/sub-advisers  in  determining  the overall reasonableness of brokerage commissions.

     The Adviser and each  sub-adviser  is authorized to allocate  brokerage and principal business to brokers who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities  Exchange Act of
1934, as amended (the "1934 Act"), for the Trust and/or other accounts for which the  Adviser/sub-adviser  exercises investment discretion (as defined in Section
3(a)(35)  of the 1934 Act) and,  as to  transactions  for  which  fixed  minimum commission  rates are not  applicable,  to cause a Fund to pay a commission  for effecting a securities  transaction in excess of the amount another broker would
have  charged  for  effecting  that  transaction,   if  the  Adviser/sub-adviser
determines  in good  faith  that such  amount of  commission  is  reasonable  in relation to the value of the  brokerage and research  services  provided by such
broker,   viewed  in  terms  of  either  that  particular   transaction  or  the
Adviser's/sub-adviser's  overall  responsibilities  with respect to the Fund. In reaching such  determination,  the  Adviser/sub-adviser  will not be required to place or to  attempt  to  place a  specific  dollar  value  on the  research  or execution  services of a broker or on the portion of any  commission  reflecting
either  of  said  services.   Research  services  provided  by  brokers  to  the
Adviser/sub-adviser  includes that which brokerage houses customarily provide to institutional  investors and statistical and economic data and research  reports on particular companies and industries.

     The Adviser/sub-adviser may purchase or sell portfolio securities on behalf of a Fund in agency or principal transactions. In agency transactions,  the Fund generally  pays  brokerage  commissions.  In  principal  transactions,  the Fund generally does not pay  commissions.  However,  the aggregate price paid for the security will usually  include an undisclosed  "mark-up" or selling  concession.
The  Adviser/sub-adviser  normally  purchases  fixed-income  securities on a net basis from primary  market makers acting as principals for the  securities.  The
Adviser/sub-adviser  may purchase certain money market instruments directly from
an  issuer  without  paying  commissions  or  discounts.   Certain  sub-advisers
generally purchase and sell over-the-counter  securities directly with principal market  makers who retain the  difference  in their cost in the security and its selling price, although in some instances,  such sub-advisers may determine that better  prices  are  available  from  non-principal  market  makers who are paid commissions directly.  G.C.M., sub-adviser to Quaker Mid-Cap Value Fund, G.T.C., sub-adviser to Quaker Core Equity Fund,  Quaker Small-Cap Growth Fund and Geewax
Terker Core Value Fund, and TrendStar,  sub-adviser  to Quaker  Small-Cap  Trend
Fund generally  trade  over-the-counter  securities  with  non-principal  market makers.

     The  Adviser and one or more of the  sub-advisers  may  aggregate  sale and purchase orders for the Funds with similar orders made  simultaneously for other clients of the  sub-adviser.  The  Adviser/sub-adviser  will do so when,  in its judgment,  such aggregation will result in overall economic benefit to the Fund, taking into consideration the advantageous selling or purchase price,  brokerage commission, and other expenses.

     If an aggregate order is executed in parts at different  prices,  or two or more separate orders for two or more of a  sub-adviser's  clients are entered at approximately the same time on any day and are executed at different prices, the sub-adviser has discretion, subject to its fiduciary duty to all its clients, to use an average  price at which such  securities  were  purchased or sold for the
Fund and each of the clients for whom such orders were executed.

     The  amount of  brokerage  commissions  paid by each Fund  during the three fiscal years ended June 30, 2005, 2004 and 2003 are set forth below:

------------------------------------- ----------------------------------
                                           Total Amount of Brokerage
Name of Fund                                   Commissions Paid
------------------------------------- ----------------------------------
                                        2005       2004        2003
------------------------------------- -------- ------------ ------------
Quaker Strategic Growth Fund           [$---]   $4,920,278   $4,513,368
------------------------------------- -------- ------------ ------------
Quaker Core Equity Fund                [$---]      $42,345      $74,975
------------------------------------- -------- ------------ ------------
Quaker Small-Cap Growth Fund           [$---]      $11,089      $26,405
------------------------------------- -------- ------------ ------------
Quaker Capital Opportunities Fund      [$---]     $268,547     $377,316
------------------------------------- -------- ------------ ------------
Quaker Biotech Pharma-Healthcare Fund  [$---]      $38,526      $14,878
------------------------------------- -------- ------------ ------------
Quaker Small-Cap Trend Fund            [$---]     $7,118(1)           *
------------------------------------- -------- ------------ ------------
Quaker Mid-Cap Value Fund              [$---]     $126,308      $89,758
------------------------------------- -------- ------------ ------------
Quaker Small-Cap Value Fund            [$---]      $71,081      $52,065
------------------------------------- -------- ------------ ------------
Geewax Terker Core Value Fund          [$---]       $2,773       $4,729
------------------------------------- -------- ------------ ------------
Quaker Fixed Income Fund               [$---]        **            **
------------------------------------- -------- -------------------------
______________________

(1)  For the period February 17, 2004 through June 30, 2004.

*    Not in operation during period.

**   No commissions paid during period.

COMMISSION RECAPTURE

     The  sub-advisers  maintain a  commission  recapture  program  with certain broker-dealers  for Quaker  Strategic Growth Fund and Quaker Mid-Cap Value Fund.
Under that  program,  a percentage  of  commissions  generated by the  portfolio transactions  for those Funds is rebated to the Funds by the  broker-dealer  and were used to offset the respective  Fund's total expenses.  Participation in the program is voluntary and the sub-advisers receive no benefit from the recaptured commissions.  The following table represents the total estimated  brokerage paid to brokers  participating  in the  commission  recapture  program and the actual amount of  commission  recaptured  by the  respective  Funds for the fiscal year ended June 30, 2005:

----------------------------- ---------------------- --------------------------
Fund                            Commissions Paid       Commissions Recepture
----------------------------- ---------------------- --------------------------
Quaker Strategic Growth Fund        $926,224                 $229,214
----------------------------- ---------------------- --------------------------
Quaker Mid-Cap Value Fund           $275,080                 $101,138
----------------------------- ---------------------- --------------------------

AFFILIATED TRANSACTIONS

     When buying or selling securities,  the sub-advisers may execute trades for a Fund with broker-dealers that are affiliated with the Trust, the Adviser,  the sub-advisers  or their  affiliates,  and the Fund  may pay  commissions  to such broker-dealers  in accordance with procedures  adopted by the Board of Trustees.
The  Trust has  adopted  procedures  to  monitor  and  control  such  affiliated brokerage  transactions,  which is  reported  to and  reviewed  by the  Board of
Trustees at least quarterly.

     Mr. King, the Chief  Executive  Officer and  Treasurer,  and Trustee of the
Trust, as a registered representative for Quaker Securities,  Inc. ("QSI") for a portion of the fiscal year prior to April 4, 2005 and thereafter as a registered representative at Radnor Research and Trading ("Radnor"),  received a portion of the brokerage  commissions  paid to affiliated  brokers for portfolio  brokerage commissions  executed on behalf of the Funds. For the fiscal year ended June 30,
2005, brokerage  commissions paid to QSI for portfolio  transactions executed on behalf of the Funds were  [$_______,  $_______,  $______,  $________,  $_______,
$_______ and  $_______]  for Quaker  Strategic  Growth Fund,  Quaker Core Equity
Fund,  Quaker Small-Cap Growth Fund, Quaker Capital  Opportunities  Fund, Quaker
Biotech  Pharma-Healthcare  Fund,  Quaker Small-Cap Value Fund and Geewax Terker
Core Value Fund, respectively.  For the period between April 4, 2005 to June 30,
2005,  the  brokerage  commissions  paid to Radnor  for  portfolio  transactions executed on behalf of the Funds were [$_______,  $_______,  $______,  $________,
$_______,  $_______ and $_______] for Quaker Strategic Growth Fund,  Quaker Core
Equity Fund,  Quaker Small-Cap Growth Fund, Quaker Capital  Opportunities  Fund,
Quaker Biotech  Pharma-Healthcare  Fund,  Quaker Small-Cap Value Fund and Geewax
Terker Core Value Fund, respectively.

     For the  fiscal  years  ended June 30,  2005,  2004,  2003,  the Funds paid brokerage  commissions  to QSI as set  forth  below:  [To Be  Updated  in 485(b)
Filing]

---------------------------------------- ----------------------------------------- --------------- -----------------
                                                                                                    Percentage of
                                                                                                        Fund's
                                                                                   Percentage of      Aggregate
                                                                                    Fund's Total    Dollar Amount
                                                                                     Amount of     of Transactions
                                                                                     Brokerage        Involving
                                                Aggregate Dollar Amount of          Commissions       Payment of
                                            Fund's Brokerage Commissions Paid         Paid to       Commissions to
Name of Fund                                         To QSI & Radnor                QSI & Rador      QSI & Radnor
---------------------------------------- ------------- ------------- ------------- --------------- -----------------
                                           2003(1)       2004(1)         2005           2005             2005
---------------------------------------- ------------- ------------- ------------- --------------- -----------------
Quaker Strategic Growth Fund               $2,678,130    $1,912,248     [$--]            %                %
---------------------------------------- ------------- ------------- ------------- --------------- -----------------
Quaker Core Equity Fund                        $7,856        $9,700     [$--]            %                %
---------------------------------------- ------------- ------------- ------------- --------------- -----------------
Quaker Small-Cap Growth Fund                     $826          $714     [$--]            %                %
---------------------------------------- ------------- ------------- ------------- --------------- -----------------
Quaker Capital Opportunities Fund            $227,976      $120,404     [$--]            %                %
---------------------------------------- ------------- ------------- ------------- --------------- -----------------
Quaker Biotech Pharma-Healthcare Fund              **        $2,473     [$--]            %                %
---------------------------------------- ------------- ------------- ------------- --------------- -----------------
Quaker Small-Cap Trend Fund                         *            **     [$--]            %                %
---------------------------------------- ------------- ------------- ------------- --------------- -----------------
Quaker Mid-Cap Value Fund                          **            **     [$--]            %                %
---------------------------------------- ------------- ------------- ------------- --------------- -----------------
Quaker Small-Cap Value Fund                      $420        $1,826     [$--]            %                %
---------------------------------------- ------------- ------------- ------------- --------------- -----------------
Geewax Terker Core Value Fund                  $4,104        $1,603     [$--]            %                %
---------------------------------------- ------------- ------------- ------------- --------------- -----------------
Quaker Fixed Income Fund                           **            **     [$--]            %                %
---------------------------------------- ------------- ------------- ------------- --------------- -----------------
___________________________________
*    Not in operation during period.

**   No commissions paid during period.

(1)  Only applicable to QSI.

--------------------------------------------------------------------------------
                             SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

     The Trust  offers Class A, B, C and  Institutional  Class  Shares.  Class B
Shares are only available through reinvested dividends and exchanges between the
Class B Shares of other Funds.  Each Class  involves  different  sales  charges, features and expenses as described more fully in the Prospectus.

PURCHASES AND SALES THROUGH BROKERS

     The Funds have  authorized  one or more  brokers to receive on their behalf purchase  and  redemption  orders.  Such  brokers are  authorized  to  designate intermediaries  to receive orders on the Funds' behalf. A Fund will be deemed to have received an order when an authorized broker or  broker-authorized  designee receives the order. Customer orders, in such cases, will be priced at the Fund's net asset value per share next computed after they are received by an authorized broker or the  broker-authorized  designee.  Investors who purchase  shares on a load waived  basis may be charged a fee by their  broker or agent if they effect transactions  in Fund shares through a broker or agent that waives the front end load.

SALES CHARGE REDUCTIONS AND WAIVERS

     Prior to June 23, 2000,  the only class of shares offered by the Funds were
No-Load  Class  shares.  Following  shareholder  approval on June 23, 2000,  all
No-Load Class shares were  converted to Class A Shares on the condition that any shareholder that held such No-Load Class shares of Funds in their accounts prior to June 23,  2000,  were exempt from sales  charges on all future  purchases  of
Class A  Shares  of  those  Funds  in their  account.  However,  this  permanent exemption  does not apply to new  accounts  opened  after  June 23,  2000 and to accounts of an otherwise exempt  shareholder  opened in another name. An initial sales charge is not imposed on Class B, C and Institutional Class Shares.

Except for  Quaker  Fixed  Income  Fund,  Class A Shares of all other  Funds are offered subject to the following sales charge schedule:

------------------------------------ -------------------------- --------------------------- --------------------------
                                                                                                Amount Reallowed to
                                         Sales Load (as % of     Sales Load (as % of Net         Dealers (as % of
          Purchase Amount                  Offering Price)            Amount Invested)            Offering Price)
------------------------------------ -------------------------- --------------------------- --------------------------
up to $49,999                                  5.50%                      5.82%                       5.00%
------------------------------------ -------------------------- --------------------------- --------------------------
$50,000 - $99,999                              4.75%                      4.99%                       4.25%
------------------------------------ -------------------------- --------------------------- --------------------------
$100,000 - $249,999                            3.75%                      3.90%                       3.25%
------------------------------------ -------------------------- --------------------------- --------------------------
$250,000 - $499,999                            2.75%                      2.83%                       2.50%
------------------------------------ -------------------------- --------------------------- --------------------------
$500,000 - $999,999                            2.00%                      2.04%                       1.75%
------------------------------------ -------------------------- --------------------------- --------------------------
$1,000,000 and over                            1.00%                      1.01%                       0.75%
------------------------------------ -------------------------- --------------------------- --------------------------

     Class A Shares of Quaker  Fixed  Income  Fund are  offered  subject  to the following sales charge schedule:

------------------------------------- -------------------------- --------------------------- --------------------------
                                                                                                Amount Reallowed to
                                         Sales Load (as % of     Sales Load (as % of Net         Dealers (as % of
          Purchase Amount                  Offering Price)            Amount Invested)            Offering Price)
------------------------------------ -------------------------- --------------------------- --------------------------
up to $99,999                                  4.25%                      4.44%                       4.00%
------------------------------------ -------------------------- --------------------------- --------------------------
$100,000 - $249,999                            3.75%                      3.90%                       3.25%
------------------------------------ -------------------------- --------------------------- --------------------------
$250,000 - $499,999                            2.75%                      2.83%                       2.50%
------------------------------------ -------------------------- --------------------------- --------------------------
$500,000 - $999,999                            2.00%                      2.04%                       1.75%
------------------------------------ -------------------------- --------------------------- --------------------------
$1,000,000 and over                            1.00%                      1.01%                       0.75%
------------------------------------ -------------------------- --------------------------- --------------------------

     Waivers of Front-End Sales Charges.  Class A Shares  Front-End Sales Charge
Waivers.  Front-end  sales charges will not apply to purchases of Class A Shares by or through:

     1. Employees and employee related accounts of the Adviser and sub-advisers,
Trustees and affiliated persons of the Trust.

     2.   Fee-based   registered   investment   advisers   for  their   clients,
broker-dealers  with wrap fee accounts,  and registered  investment  advisers or brokers for their own accounts.

     3.  Qualified   retirement   plan  that  places  either  (i)  100  or  more
participants  or (ii) $300,000 or more of combined  participants  initial assets into the Funds, in the aggregate.

     4. Fee-based Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

     5. Broker-dealers and other financial  institutions  (including  registered representatives,  registered  investment  advisers and financial  planners) that have  entered  into  a  selling  agreement  with  CMFD  (or  otherwise  have  an arrangement with a broker-dealer or other financial  institution with respect to sales of fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing  transactions in Fund shares,  or for otherwise  participating  in the program.

     6. Employees of broker-dealers and other financial institutions  (including registered  investment advisers and financial planners) that have entered into a selling  agreement  with  CMFD  (or  otherwise  having  an  arrangement  with  a broker-dealer  or other  financial  institution  with  respect  to sales of fund shares), and their immediate family members, as allowed by the internal policies of their employer.

     7. Insurance company separate accounts.

     8. Reinvestment of capital gains distributions and dividends.

     9.  College  savings  plans  qualified  under  Section 529 of the  Internal
Revenue  Code whose  sponsors or  administrators  have entered into an agreement with  CMFD  or any of its  affiliates  to  perform  advisory  or  administrative services.

     10. Companies  exchanging  shares with or selling assets to a Fund pursuant to a merger, acquisition or exchange offer.

     11.  Organizations  described in Section  501(c)(3) of the Internal Revenue
Code.

     12. Charitable remainder trusts.

     13. Certain tax qualified plans of  administrators  who have entered into a service  agreement with CMFD or the Fund.

     14. Other  categories of  investors,  at the  discretion  of the Board,  as disclosed in the then current Prospectus of the Funds.

     Contingent  Deferred  Sales Charge  Waivers.  A Contingent  Deferred  Sales
Charge  ("CDSC")  is imposed on Class B and Class C Shares as  disclosed  in the current  Prospectus.  However, a CDSC will not be imposed on: (i) Class B Shares redeemed  after 7 years from  purchase;  Class C Shares  redeemed after thirteen
(13)  months  from  purchase;  (ii) the  increase  in the net asset value of the shares  above  the  original  costs of the  shares  redeemed;  or  (iii)  shares purchased  through  reinvestment  of dividends or  distributions  and/or  shares acquired in exchange for shares of other Funds  offered by the Trust.  Moreover, in  determining  whether a CDSC is  applicable,  it will be assumed that amounts described in (i), (ii) and (iii) above (in that order) are redeemed first.

     In addition, the CDSC, if otherwise applicable,  will be waived for Class B
Shares in the case of:

     (1)  redemptions  of shares held at the time a shareholder  dies or becomes disabled,  only if the  shares  are:  (a)  registered  either  in the name of an individual  shareholder  (not a trust),  or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship;  or (b) held in a qualified  corporate or  self-employed  retirement plan,  Individual  Retirement
Account ("IRA") or Custodial Account under Section 403(b)(7)  ("403(b) Custodial
Account")  of the  Internal  Revenue  Code,  provided  in  either  case that the redemption is requested within one year of the death or initial determination of disability;

     (2) redemptions in connection with minimum  required  distributions  from a qualified  corporate or  self-employed  retirement plan following  retirement or attainment of age 70 1/2, or from an IRA or 403(b) Custodial  Account  following attainment  of age 59 1/2,  but only with respect to that portion of the minimum distribution which bears the same relation to the entire mandatory  distribution as the shares of each class bear to the total assets in the plan;

     (3) redemptions under the Systematic  Withdrawal Plan, subject to a maximum of 10% per year of the account balance, and further subject to a minimum balance of $10,000 at the beginning of the Systemic Withdrawal Plan;

     (4)  pursuant  to the  right of the  Trust  to  liquidate  a  shareholder's account; and

     (5) in  connection  with  exchanges for shares of the same class of another
Fund offered by the Trust.

     With reference to (1) above, for the purpose of determining disability, the
Distributor  utilizes the definition of disability contained in Section 72(m)(7)
of the  Internal  Revenue  Code,  which  relates to the  inability  to engage in gainful  employment.  With reference to (2) above, the term  "distribution" does not encompass  direct transfer of IRA, 403(b)  Custodial  Accounts or retirement plan assets to a successor  custodian  or trustee.  All waivers  will be granted only following  receipt by the Distributor of confirmation of the  shareholder's entitlement.

CONVERSION FEATURE

     Class B Shares are sold at net asset value  without an initial sales charge so that the full amount of an  investor's  purchase  payment may be  immediately invested  in the  Fund.  A CDSC,  however,  will be  imposed  on  Class B Shares redeemed  within  seven  years  after  purchase.  Class B  Shares  will  convert automatically into Class A Shares once the economic  equivalent of a 5.00% sales charge  is  recovered  by the  Fund(s)  for each  investment  account,  which is normally  after seven (7) years.  The recovery of the economic  equivalent  of a
5.00% sales  charge may take longer than seven (7) years in the event of adverse market  conditions.  In such  event,  the Class B Shares  would  continue  to be subject to Class B 12b-1 fees until the sales charge is recovered.

     Effectiveness  of the  conversion  feature  is  subject  to the  continuing availability  of a ruling of the  Internal  Revenue  Service  or an  opinion  of counsel that:  (i) the  conversion of shares does not constitute a taxable event under the Internal Revenue Code, (ii) Class A Shares received on conversion will have a basis equal to the  shareholder's  basis in the converted  Class B Shares immediately  prior to the  conversion,  and  (iii)  Class A Shares  received  on conversion  will have a holding  period that includes the holding  period of the converted Class B Shares.  The conversion feature may be suspended if the ruling or opinion is no longer available.  In such event, Class B Shares would continue to be subject to Class B 12b-1 fees.

REDEEMING SHARES

     Redemptions  of each Fund's  shares will be made at net asset value ("NAV")
less any applicable CDSC. Each Fund's NAV is determined on days on which the New
York Stock Exchange ("NYSE") is open for trading, as discussed further below.

     Redemptions In-Kind.  The Funds do not intend, under normal  circumstances, to redeem their  securities  by payment in kind. It is possible,  however,  that conditions may arise in the future which would,  in the opinion of the Trustees, make it  undesirable  for the Funds to pay for all  redemptions in cash. In such case,  the  Board  of  Trustees  may  authorize  payment  to be made in  readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions  would be valued at the same value assigned to them in computing the net asset value per share.  Shareholders  receiving  them would incur  brokerage costs when these  securities  are sold. An  irrevocable  election has been filed under Rule 18f-1 of the 1940 Act,  wherein each Fund has committed itself to pay redemptions  in cash,  rather than in kind, to any  shareholder of record of the
Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b)
one percent (1%) of the Fund's net asset value at the beginning of such period.

--------------------------------------------------------------------------------
                      NET ASSET VALUE, DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

     Net Asset Value. Each Fund determines its net asset value each day the NYSE is open for trading.  The NYSE is closed on the following holidays,  in addition to Saturdays and Sundays:  New Year's Day,  President's Day, Martin Luther King,
Jr. Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving
Day and Christmas Day.

     Portfolio  securities,  including  ADR's and  options,  which are traded on stock  exchanges  will be  valued  at the last  sale  price  as of the  close of business on the day the securities  are being valued or,  lacking any sales,  at the last available bid price.  Securities  traded in the over-the counter market and listed on The Nasdaq Stock  Market  ("Nasdaq")  are  normally  valued at the
Nasdaq Official Closing Price. Other over-the-counter  market securities will be valued at the last available bid price in the  over-the-counter  market prior to the time of valuation.  Money market  securities will be valued at market value, except that  instruments  maturing within 60 days of the valuation are valued at amortized  cost.  The other  securities and assets of each Fund for which market quotations may not be readily available (including  restricted  securities which are  subject to  limitations  as to their  sale) will be valued at fair value as determined  in good faith by or under the  direction  of the Board of  Trustees.
Securities  quoted  in  foreign  currencies  will be  converted  to U.S.  dollar equivalents using prevailing market exchange rates.

     Suspension of the  Determination  of Net Asset Value. The Board of Trustees
may suspend the determination of net asset value and,  accordingly,  redemptions for a Fund for the whole or any part of any period  during which (i) the NYSE is closed (other than for customary weekend and holiday closings),  (ii) trading on the NYSE is restricted,  (iii) an emergency exists as a result of which disposal of  securities  owned by the  Fund is not  reasonably  practicable  or it is not reasonably  practicable  for the Fund fairly to  determine  the value of its net assets, or (iv) the SEC may by order permit for the protection of the holders of the Fund's shares.

     Distributions of Net Investment  Income. The Funds receive income generally in the form of dividends and interest on their  investments.  This income,  less expenses  incurred in the operation of a Fund,  constitutes  its net  investment income from which  dividends may be paid to you. If you are a taxable  investor, any  distributions  by a Fund from such income (other than qualified  dividends)
will be taxable to you at  ordinary  income tax rates,  whether you take them in cash or in additional shares.

     Distributions  of Capital Gains. A Fund may derive capital gain and loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed once each year and may be distributed more frequently,  if necessary in order to reduce or eliminate federal excise or income taxes on the Fund.

     Effect of Foreign  Withholding  Taxes.  The Funds may be subject to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce a Fund's distributions paid to you.

     Use of  foreign  dividends.  Foreign  dividends  designated  by a  Fund  as dividends  from  qualifying  foreign  corporations  and  subject to  taxation at long-term  capital gain rates,  may reduce the otherwise  available  foreign tax credits on your federal income tax return.  Shareholders in these  circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures  that they should follow to claim these credits on their personal income tax returns.

     Information  on the Amount and Tax  Character of  Distributions.  The Funds
will inform you of the amount and  character of your  distributions  at the time they are paid, and will advise you of the tax status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have  not held  Fund  shares  for a full  year,  a Fund  may  designate  and distribute to you, as ordinary income,  qualified  dividends or capital gains, a percentage  of income  that is not  equal to the  actual  amount of such  income earned during the period of your investment in the Fund.  Taxable  Distributions declared by a Fund in  December,  but paid in January,  are taxable to you as if they were paid in December.

     Election  to be Taxed as a  Regulated  Investment  Company.  Each  Fund has
elected to be treated as a regulated  investment  company under  Subchapter M of the Internal  Revenue Code and intends to so qualify  during the current  fiscal year.  As regulated  investment  companies,  the Funds  generally pay no federal income tax on the income and gains they distribute to you. The Board of Trustees reserves the right not to distribute a Fund's net long-term  capital gain or not to maintain the qualification of a Fund as a regulated  investment company if it determines  such a course of action to be  beneficial  to  shareholders.  If net long-term  capital  gain is  retained,  a Fund  would be taxed on the gain,  and shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the Fund.  If a Fund fails to qualify as a regulated  investment company,  the Fund would be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains, and distributions to you will be taxed as dividend income to the extent of such Fund's earnings and profits.

     Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the
Internal  Revenue Code requires each Fund to distribute to you by December 31 of each year, at a minimum,  the  following  amounts:  98% of its taxable  ordinary income  earned  during the  calendar  year;  98% of its capital  gain net income earned  during  the  twelve-month  period  ending  October  31;  and 100% of any undistributed  amounts from the prior year. Each Fund intends to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December),  but can give no  assurances  that its distributions will be sufficient to eliminate all taxes.

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and redemptions (including redemptions in kind) are taxable transactions for federal and state  income tax  purposes.  If you redeem  your Fund  shares the  Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral  of  basis.  In  reporting  gain or loss on the sale of your  Fund shares,  you may be  required  to adjust your basis in the shares you sell under the following circumstances:

     IF:

          o    In  your  original  purchase  of  Fund  shares,  you  received  a reinvestment  right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and

          o    You sell some or all of your  original  shares  within 90 days of their purchase, and

          o    You reinvest the sales proceeds in the Fund or in another Fund of the Trust,  and the sales  charge that would  otherwise  apply is reduced or eliminated;

     THEN:

               In reporting  any gain or loss on your sale,  all or a portion of the  sales  charge  that you paid for  your  original  shares  is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Fund.  Income  on  Fund  investments  in  other  certain  obligations,  such  as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal agency-backed  obligations (e.g., Government National Mortgage
Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends eligible for taxation at  long-term  capital  gain rates.  This  reduced  rate  generally  is available  for  dividends  paid by a Fund out of dividends  earned on the Fund's
investment   in  stocks  of  domestic   corporations   and   qualified   foreign
corporations.

     Both a Fund and the investor must meet certain holding period  requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, each Fund will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received  Deduction  for  Corporations.  If you  are a  corporate shareholder,  a percentage of the  dividends  paid by certain Funds for the most recent fiscal year qualified for the  dividends-received  deduction.  You may be allowed to deduct these qualified  dividends,  thereby reducing the tax that you would otherwise be required to pay on these  dividends.  The  dividends-received deduction will be available only with respect to dividends  designated by a Fund as eligible for such treatment.  All dividends  (including the deducted portion)
must be included in your alternative  minimum taxable income  calculation.  If a
Fund's income is derived  primarily  from either  investments  in foreign rather than domestic  securities or interest rather than  dividends,  generally none of its distributions  are expected to qualify for the corporate  dividends-received deduction.

     Investment  in  Complex  Securities.   The  Funds  may  invest  in  complex
securities  that could be subject to  numerous  special  and  complex tax rules.
These rules  could  accelerate  the  recognition  of income by a Fund  (possibly
causing  the  Fund  to  sell   securities   to  raise  the  cash  for  necessary
distributions)  and/or  defer a Fund's  ability to  recognize  a loss,  and,  in limited cases,  subject a Fund to U.S. federal income tax on income from certain foreign  securities.  These  rules  could  also  affect  whether  gain  or  loss recognized  by a Fund is treated as  ordinary  or  capital,  or as  interest  or dividend  income.  These rules could,  therefore,  affect the amount,  timing or character of the income distributed to you by a Fund. For example:

     Derivatives.  Each Fund is permitted to invest in certain options, futures, forwards or foreign currency  contracts.  If a Fund makes these investments,  it could be required to  mark-to-market  these contracts and realize any unrealized gains and losses at its fiscal  year end even  though it  continues  to hold the contracts.  Under these rules, gains or losses on the contracts  generally would be treated as 60% long-term  and 40%  short-term  gains or losses,  but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes,  the Fund also would be required to  mark-to-market  these contracts  annually as of October 31
(for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

     Short sales and  securities  lending  transactions.  A Fund's  entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Tax  straddles.  A Fund's  investment  in options,  futures,  forwards,  or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds  other  securities,  the Fund  could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Backup  Withholding.  By law,  the Fund must  withhold  a  portion  of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,

     o    certify that this number is correct,

     o    certify that you are not subject to backup withholding, and

     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Fund  also  must  withhold  if the  IRS  instructs  it to do so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S.  Investors.  Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax  certification  requirements.
Foreign  persons should consult their tax advisors  about the  applicability  of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain Dividends & Short-Term Capital Gain Dividends. In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related Dividends. Also, interest-related dividends paid by a Fund from  qualified  interest  income  are  not  subject  to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation or  partnership in which the Fund is a 10-percent  shareholder or is
contingent  interest,  and  (4)  any  interest-related   dividend  from  another
regulated investment company.

     Disposition of a U.S. Real Property  Interest.  In addition,  the Funds may invest in securities of  corporations or real estate  investment  trusts (REITs)
that invest in real property. The Foreign Investment in Real Property Tax Act of
1980 (FIRPTA)  makes  non-U.S.  persons  subject to U.S. tax on disposition of a
U.S. real  property  interest as if he or she were a U.S.  person.  Such gain is sometimes  referred to as FIRTPA  gain.  To the extent that the Fund  realizes a gain  on  its  investment  in a U.S.  real  property  interest,  or  receives  a distribution from the gain on the sale of a U.S. real property interest realized on one of its  investments,  and passes that gain  through to its  shareholders, such a distribution  when made to a non-U.S.  shareholder may be subject to U.S.
withholding  tax at a rate of 35% and may  require  the filing of a  nonresident
U.S. income tax return.

     Other.  Ordinary  dividends  paid by a Fund to  non-U.S.  investors  on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a  nonresident  U.S.  income tax  return.  The  exemption  from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends  paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in a Fund held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This  discussion of "Net Asset Value,  Dividends And Taxes" is not intended or  written  to be used as tax  advice  and does not  purport  to deal  with all federal tax  consequences  applicable to all  categories  of investors,  some of which may be subject to special  rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     From time to time the Funds may quote total return figures.  "Total Return"
for a  period  is the  percentage  change  in  value  during  the  period  of an investment  in Fund  shares,  including  the  value of shares  acquired  through reinvestment of all dividends and capital gains  distributions.  "Average Annual
Total  Return"  is the  average  annual  compounded  rate  of  change  in  value represented by the Total Return Percentage for the period.

     Average Annual Total Return is computed as follows: P(1+T)[n] = ERV

          Where:

                    P = a hypothetical initial investment of $1000

                    T = average annual total return

                    n = number of years

                    ERV = ending  redeemable  value of  shares at the end of the period

     Each Fund's  performance  is a function  of  conditions  in the  securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment  alternatives,  it should not be
used  for  comparison  with  other  investments  using  different   reinvestment
assumptions or time periods.

     The yield of Quaker  Fixed  Income Fund is  computed  by  dividing  the net investment income per share earned during the period stated in the advertisement by the maximum  offering price per share on the last day of the period.  For the purpose of determining net investment  income, the calculation  includes,  among expenses of the Fund,  all  recurring  fees that are charged to all  shareholder accounts and any  nonrecurring  charges for the period  stated.  In  particular, yield is determined according to the following formula:

                           Yield =2[(A - B/CD + 1)6-1]

     Where: A equals  dividends and interest earned during the period;  B equals expenses  accrued for the period (net of  reimbursements);  C equals the average daily  number of shares  outstanding  during the period  that were  entitled  to receive dividends; D equals the maximum offering price per share on the last day of the period.

     In sales  literature,  a Fund's  performance  may be compared  with that of market indices and other mutual funds. In addition to the above computations,  a
Fund might use  comparative  performance as computed in a ranking  determined by
Lipper Analytical Services, Morningstar, Inc., or that of another service.

--------------------------------------------------------------------------------
                              DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

     The Trust is an unincorporated  business trust that was organized under The
Commonwealth of  Massachusetts  on October 24, 1990, and operates as an open-end investment  management company.  The Trust's Declaration of Trust authorizes the
Board of Trustees to divide  Trust  shares into  various  series,  each of which relates to a separate portfolio of investments. The Trust presently has ten (10)
series portfolios,  each of which offers one or more classes of shares.  Each of the Funds is  diversified,  within the  meaning of the 1940 Act,  except for the
Quaker Biotech Pharma-Healthcare Fund and the Quaker Capital Opportunities Fund,
which are  non-diversified.  The Declaration of Trust currently provides for the issuance of an unlimited number of series and classes of shares.

     Each share  outstanding is entitled to share equally in dividends and other distributions  and in the net assets of the  respective  class of the respective series on  liquidation.  Shares are fully paid and  non-assessable  when issued, freely  transferable,  have  no  pre-emptive  or  subscription  rights,  and are redeemable and subject to redemption under certain  conditions  described above.
Shares do not have cumulative voting rights. Therefore, the holders of more than
50% of the  aggregate  number of shares of all series of the Trust may elect all the  Trustees.  The  Funds  do  not  generally  issue  certificates  for  shares purchased.

     Each  share  outstanding  entitles  the  holder to one  vote.  If a Fund is separately  affected by a matter requiring a vote, the shareholders of each such
Fund shall vote separately. The Trust is not required to hold annual meetings of shareholders,  although  special  meetings  will be held  for  purposes  such as electing or removing Trustees,  changing fundamental  policies,  or approving an investment  advisory  agreement.  The Board of Trustees  shall  promptly  call a meeting  for the purpose of electing or  removing  Trustees  when  requested  in writing to do so by the record holders of at least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited  duration.  The holders of at least two-thirds of the outstanding shares of the Trust may remove a Trustee from that  position  either by  declaration  in writing filed with the
Administrator  or by votes  cast in person or by proxy at a meeting  called  for that  purpose.  Shareholders  will  be  assisted  in  communicating  with  other shareholders  in connection  with removing a Trustee as if Section 16 (c) of the
1940 Act were applicable.

     The  Declaration  of Trust provides that the Trustees of the Trust will not be liable in any event in  connection  with the affairs of the Trust,  except as such  liability  may arise from his or her own bad faith,  willful  misfeasance, gross  negligence,  or reckless  disregard of duties.  It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the  Declaration  of Trust  provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

     Under  Massachusetts  law,  shareholders  of a business  trust  may,  under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability.

     Other  Expenses.  Each Fund is responsible for the payment of its expenses.
These  include,  for  example,  the fees  payable to the  Adviser,  or  expenses otherwise  incurred in connection  with the  management of the investment of the
Funds' assets, the fees and expenses of the Custodian,  the fees and expenses of the Administrator, the fees and expenses of Trustees, outside auditing and legal expenses,  all taxes and  corporate  fees payable by the Fund,  SEC fees,  state securities  qualification fees, costs of preparing and printing prospectuses for regulatory  purposes and for distribution to shareholders,  costs of shareholder reports and shareholder meetings, and any extraordinary expenses. Each Fund also pays for brokerage  commissions  and transfer taxes (if any) in connection  with the  purchase  and sale of  portfolio  securities.  Expenses  attributable  to a particular series of the Trust will be charged to that series,  and expenses not readily identifiable as belonging to a particular series will be allocated by or under  procedures  approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

[To Be Updated in 485(b) Filing]

                                    EXHIBITS
                                       TO
                             QUAKER INVESTMENT TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

Adivser's/sub-advisers' Proxy Voting Policies and Procedures.

[To Be Updated in 485(b) Filing]

                                     PART C
                             QUAKER INVESTMENT TRUST
                                    FORM N-1A
                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a)  Amended and Restated  Declaration of Trust  ("Declaration of Trust") -
          Incorporated herein by reference to Post-Effective  Amendment Nos. 8/6 to the Trust's Registration  Statement on Form N-1A (Nos. 33-38074 and
          811-6260), as filed electronically with the SEC on August 29, 1996.

     (b)  Amended and  Restated  By-Laws -  Incorporated  herein by reference to
          Post-Effective   Amendment  Nos.  8/6  to  the  Trust's   Registration
          Statement  on  Form  N-1A  (Nos.  33-38074  and  811-6260),  as  filed electronically with the SEC on August 29, 1996.

     (c)  The rights of security  holders of the Registrant are further  defined in the  following  sections of the  Registrant's  Amended and Restated
          By-Laws  and  Declaration  of Trust  and are  herein  incorporated  by reference to such documents as applicable:

               (i)  Amended  and  Restated  By-Laws.
                    Article IV - "Shareholder Meetings"

               (ii) Declaration of Trust.
                    Article VI - "Shares of Beneficial Interest" and Article X -
                      "Shareholders"

     (d)  Investment Advisory Agreements:

          1.   Investment  Advisory  Agreement  between Quaker  Investment Trust
               (the "Trust") and Quaker Funds,  Inc.  ("QFI") dated as of May 3,
               2005,   is   electronically   filed   herewith   as  Exhibit  No.
               EX-99.23(d)(1).

          2.   Investment  Subadvisory  Agreement  between  QFI  and DG  Capital
               Management,  Inc.  dated as of May 3,  2005,  on behalf of Quaker
               Strategic  Growth  Fund,  is  electronically  filed  herewith  as
               Exhibit No. EX-99.23(d)(2).

          3.   Investment  Subadvisory  Agreement between QFI and Geewax, Terker
               &  Co.  dated as of May 3,  2005,  on behalf  of Quaker  Core
               Equity Fund,  Quaker Small-Cap Growth Fund and Geewax Terker Core
               Value  Fund,  is  electronically  filed  herewith  as Exhibit No.
               EX-99.23(d)(3).

          4.   Investment  Subadvisory  Agreement  between QFI and Knott Capital
               Management  dated as of May 3, 2005, on behalf of Quaker  Capital
               Opportunities  Fund, is electronically  filed herewith as Exhibit
               No. EX-99.23(d)(4).

          5.   Investment  Subadvisory  Agreement between QFI and Sectoral Asset
               Management  Inc.  dated as of May 3,  2005,  on  behalf of Quaker
               Biotech  Pharma-Healthcare Fund, is electronically filed herewith as Exhibit No. EX-99.23(d)(5).

          6.   Investment   Subadvisory  Agreement  between  QFI  and  TrendStar
               Advisors,  LLC  dated as of May 3,  2005,  on  behalf  of  Quaker
               Small-Cap Trend Fund, is electronically filed herewith as Exhibit
               No. EX-99.23(d)(6).

          7.   Investment  Subadvisory  Agreement between QFI and Global Capital
               Management,  Inc.  dated as of May 3,  2005,  on behalf of Quaker
               Mid-Cap Value Fund, is  electronically  filed herewith as Exhibit
               No. EX-99.23(d)(7).

          8.   Investment     Subadvisory     Agreement    between    QFI    and
               Aronson+Johnson+Ortiz,  LP dated as of May 3, 2005,  on behalf of
               Quaker Small-Cap Value Fund, is electronically  filed herewith as
               Exhibit No. EX-99.23(d)(8).

          9.   Investment  Subadvisory  Agreement between QFI and Andres Capital
               Management,  LLC  dated as of May 3,  2005,  on  behalf of Quaker
               Fixed Income Fund, is  electronically  filed  herewith as Exhibit
               No. EX-99.23(d)(9).

     (e)  Distribution  Agreement  between  the  Trust  and  Citco  Mutual  Fund
          Distributors,  Inc. is  incorporated  into this filing by reference to
          Post-Effective  Amendment  Nos.  32/30  to  the  Trust's  Registration
          Statement  on  Form  N-1A  (Nos.  33-38074  and  811-6260),  as  filed electronically with the SEC on October 28, 2004.

     (f)  Not Applicable

     (g)  Custodian   Agreement   is   incorporated   herein  by   reference  to
          Post-Effective   Amendment  Nos.  11/9  to  the  Trust's  Registration
          Statement  on  Form  N-1A  (Nos.  33-38074  and  811-6260),  as  filed electronically with the SEC on September 5, 1997.

     (h)  Other Material Contracts:

          1.   Mutual  Fund  Services  Agreement  between  Registrant  and Citco
               Mutual Fund Services,  Inc. is  incorporated  into this filing by reference to  Post-Effective  Amendment Nos. 32/30 to the Trust's
               Registration Statement on Form N-1A (Nos. 33-38074 and 811-6260),
               as filed electronically with the SEC on October 28, 2004.

     (i)  Opinion  and Consent of Counsel - Opinion of  Stradley  Ronon  Stevens
          & Young, LLP to be filed by amendment.

     (j)  Other  Opinions - Consent of Briggs,  Bunting  &  Dougherty  to be
          filed by amendment.

     (k)  Not Applicable

     (l)  Not Applicable

     (m)  Rule 12b-1 Plans:

          1.   Amended Plan of Distribution  under Rule 12b-1 for Class A Shares
               of  the   Trust  is   incorporated   herein   by   reference   to
               Post-Effective  Amendment Nos. 31/29 to the Trust's  Registration
               Statement  on Form N-1A (Nos.  33-38074 and  811-6260),  as filed electronically with the SEC on February 13, 2004.

          2.   Amended Plan of Distribution  under Rule 12b-1 for Class B Shares
               of  the   Trust  is   incorporated   herein   by   reference   to
               Post-Effective  Amendment Nos. 31/29 to the Trust's  Registration
               Statement  on Form N-1A (Nos.  33-38074 and  811-6260),  as filed electronically with the SEC on February 13, 2004.

          3.   Amended Plan of Distribution  under Rule 12b-1 for Class C Shares
               of  the   Trust  is   incorporated   herein   by   reference   to
               Post-Effective  Amendment Nos. 31/29 to the Trust's  Registration
               Statement  on Form N-1A (Nos.  33-38074 and  811-6260),  as filed electronically with the SEC on February 13, 2004.

     (n)  Rule 18f-3  Plan is  incorporated  into this  filing by  reference  to
          Post-Effective  Amendment  Nos.  32/30  to  the  Trust's  Registration
          Statement  on  Form  N-1A  (Nos.  33-38074  and  811-6260),  as  filed electronically with the SEC on October 28, 2004.

     (o)  RESERVED

     (p)  Code of Ethics:

          1.   Amended  Code of Ethics for the Trust and Quaker  Funds,  Inc. is
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment  Nos.  32/30 to the Trust's  Registration  Statement on
               Form N-1A (Nos. 33-38074 and 811-6260),  as filed  electronically with the SEC on October 28, 2004.

          2.   Amended Code of Ethics for Citco Mutual Fund  Distributors,  Inc.
               is incorporated  into this filing by reference to  Post-Effective
               Amendment  Nos.  32/30 to the Trust's  Registration  Statement on
               Form N-1A (Nos. 33-38074 and 811-6260),  as filed  electronically with the SEC on October 28, 2004.

          3.   Amended Code of Ethics for Geewax Terker Co. is incorporated into this filing by reference to  Post-Effective  Amendment Nos. 32/30 to the Trust's Registration Statement on Form N-1A (Nos. 33-38074
               and 811-6260),  as filed  electronically  with the SEC on October
               28, 2004.

          4.   Amended  Code  of  Ethics  for  Aronson+Johnson+Ortiz,  LP.  - is
               incorporated herein by reference to Post-Effective Amendment Nos.
               31/29  to  Trust's  Registration  Statement  on Form  N-1A  (Nos.
               33-38074 and 811-6260),  as filed  electronically with the SEC on
               February 13, 2004.

          5.   Code of Ethics for Knott  Capital  Management  - is  incorporated herein by reference to  Post-Effective  Amendment  Nos.  24/22 to
               Trust's  Registration  Statement on Form N-1A (Nos.  33-38074 and
               811-6260),  as filed  electronically  with the SEC on  January 9,
               2002.

          6.   Amended  Code of  Ethics  for  Schneider  Capital  Management  is
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment  Nos.  32/30 to the Trust's  Registration  Statement on
               Form N-1A (Nos. 33-38074 and 811-6260),  as filed  electronically with the SEC on October 28, 2004.

          7.   Code  of  Ethics  for  Sectoral  Asset  Management,   Inc.  -  is
               ncorporated herein by reference to Post-Effective  Amendment Nos.
               26/24  to  Trust's  Registration  Statement  on Form  N-1A  (Nos.
               33-38074 and 811-6260),  as filed  electronically with the SEC on
               May 21, 2002.

          8.   Code of Ethics for Andres  Capital  Management - is  incorporated herein by reference to  Post-Effective  Amendment  Nos.  28/26 to
               Trust's  Registration  Statement on Form N-1A (Nos.  33-38074 and
               811-6260),  as filed electronically with the SEC on September 11,
               2003.

          9.   Code of Ethics for DG Capital Management - is incorporated herein by reference to  Post-Effective  Amendment  Nos. 31/29 to Trust's
               Registration Statement on Form N-1A (Nos. 33-38074 and 811-6260),
               as filed electronically with the SEC on February 13, 2004.

          10.  Amended   Code  of  Ethics  for   TrendStar   Advisors,   LLC  is
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment  Nos.  32/30 to the Trust's  Registration  Statement on
               Form N-1A (Nos. 33-38074 and 811-6260),  as filed  electronically with the SEC on October 28, 2004.

     (q)  Other:  Trustees Power of Attorney is electronically filed herewith as
          Exhibit No. EX-99.23(q).

ITEM 24. Persons Controlled by or Under Common Control with Registrant

          No person is controlled by or under common control with Registrant.

ITEM 25. Indemnification:

          Reference is hereby made to the  following  sections of the  following documents filed or included by reference as exhibits  hereto:  Article
          VII,  Sections 5.4 of the Registrant's  Declaration of Trust,  Article
          XIV  Section  8 of the  Registrant's  Investment  Advisory  Agreement,
          Section 8(b) of the Registrant's Administration Agreement, and Section
          (6) of the  Registrant's  Distribution  Agreements.  The  Trustees and
          officers  of the  Registrant  and the  personnel  of the  Registrant's administrator  are  insured  under an errors and  omissions  liability insurance  policy.  The  Registrant  and its officers are also insured under the fidelity  bond  required by Rule 17g-1 under the  Investment
          Company Act of 1940.

ITEM 26. Business and Other Connections of Investment Advisors

          See  the  Prospectus,  generally,  and  the  Statement  of  Additional
          Information   section   entitled   "Trustees  and  Officers"  for  the
          activities  and  affiliations  of the  officers  and  directors of the
          Investment  Adviser and  Sub-Advisers to the Registrant.  Except as so
          provided,  to the  knowledge of  Registrant,  none of the directors or executive officers of the Investment Adviser or Sub-Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession,  vocation or employment of a substantial nature.
          Each Sub-Adviser  currently  serves as investment  adviser to numerous institutional and individual clients.

ITEM 27. Principal Underwriter

          (a)  Citco Mutual Fund Distributors,  Inc. ("CMFD") is underwriter and distributor  for  Registrant.  As such, CMFD offers shares of the
               Funds only upon orders received therefore. The Trust continuously offers shares. CMFD also serves as underwriter or distributor for the following  investment companies which are not affiliated with
               Registrant: Community Reinvestment Act Qualified Investment Fund,
               Forward Emerald Funds,  Memorial Funds,  Penn Street Fund,  Inc.,
               Fairholme Funds, Inc., WY Fund, Agilex Funds.Information relating to each director, officer or partner of CMFD.

          (b)  The directors and officer of CMFD are as follows:

----------------------------- --------------------------- ---------------------
           Name and              Positions and Offices    Positions and Offices
  Principal Business Address        with Underwriter      with Registrant
----------------------------- --------------------------- ---------------------
Tim Biedrzycki                President and               None
                              Chief Executive Officer
----------------------------- --------------------------- ---------------------
William Keunen                Director                    None
----------------------------- --------------------------- ---------------------
Jay Peller                    Director                    None
----------------------------- --------------------------- ---------------------

          (c)  Not applicable

ITEM 28. Location of Accounts and Records

          All account  books and records not normally  held by Wachovia Bank NA, the Custodian to the Registrant,  are held by the  Registrant,  in the offices of Citco Mutual Fund Services,  Inc.  ("CMFS"),  Administrator
          and Transfer Agent to the Registrant,  or by the Investment Adviser to
          the Registrant,  Quaker Funds,  Inc. The address of CMFS is 83 General
          Warren Blvd.  Suite 200,  Malvern,  PA 19355.  The address of Wachovia
          Bank,  NA  is  Two  First  Union  Center,  Charlotte,  North  Carolina
          28288-1151. The address of Quaker Funds, Inc. is 309 Technology Drive,
          Malvern, PA 19355.

ITEM 29. Management Services.

          The substantive provisions of the Fund Accounting, Dividend Disbursing
          & Transfer Agent and Administration Agreement, as amended, between the  Registrant  and CMFS are  discussed  in the Trust's  Statement of
          Additional Information.

ITEM 30. Undertakings.

          Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"Securities  Act") and the  Investment  Company Act of 1940,  as  amended,  this
Registration Statement has been signed on behalf of the Registrant,  in the City of Valley Forge, and the Commonwealth of Pennsylvania on the 26th day of August,
2005.

                                       QUAKER INVESTMENT TRUST

                                       By:  /s/ David K. Downes
                                            David K. Downes
                                            Chairman

     As required by the  Securities  Act, this  Registration  Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                                  Trustee                  Date

/s/ David K. Downes          Chairman and Trustee              August 26, 2005
David K. Downes

/s/Jeffry H. King, Sr.       Chief Executive Officer/          August 26, 2005
Jeffry H. King, Sr.          Treasurer and Trustee

__________________*          Secretary and Trustee             August 26, 2005
Laurie Keyes

__________________*          Trustee                           August 26, 2005
Mark S. Singel

__________________*          Trustee                           August 26, 2005
Adrian A. Basora

__________________*          Trustee                           August 26, 2005
James R. Brinton

__________________*          Trustee                           August 26, 2005
G. Michael Mara

__________________*          Trustee                           August 26, 2005
Warren West

                          * By: /s/ Jeffry H. King, Sr.
                               Jeffry H. King, Sr.
                                Attorney-in-Fact
                 (Pursuant to Powers of Attorney herewith filed)

EXHIBIT INDEX

  EX-99.23(d)(1)  Investment Advisory Agreement between Quaker Investment Trust
                  (the "Trust") and Quaker Funds, Inc. ("QFI") dated as
                  of May 3, 2005
  EX-99.23(d)(2)  Investment Subadvisory Agreement between QFI and DG Capital
                  Management, Inc. dated as of May 3, 2005
  EX-99.23(d)(3)  Investment Subadvisory Agreement between QFI and Geewax,
                  Terker & Co. dated as of May 3, 2005
  EX-99.23(d)(4)  Investment Subadvisory Agreement between QFI and Knott Capital
                  Management dated as of May 3, 2005
  EX-99.23(d)(5)  Investment Subadvisory Agreement between QFI and Sectoral
                  Asset Management Inc. dated as of May 3, 2005
  EX-99.23(d)(6)  Investment Subadvisory Agreement between QFI and TrendStar
                  Advisors, LLC dated as of May 3, 2005
  EX-99.23(d)(7)  Investment Subadvisory Agreement between QFI and Global
                  Capital Management, Inc. dated as of May 3, 2005
  EX-99.23(d)(8)  Investment Subadvisory Agreement between QFI and
                  Aronson+Johnson+Ortiz, LP dated as of May 3, 2005
  EX-99.23(d)(9)  Investment Subadvisory Agreement between QFI and Andres
                  Capital Management, LLC dated as of May 3, 2005
  EX-99.23(q)     Trustees Power of Attorney